Registration Nos. 33-43390
                                                                      811-2441

                As filed with the Commission on April 30, 1997
                    --------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
         Pre-Effective Amendment  No. ___      ___

         Post-Effective Amendment No.  12       X
                                      ---      ---

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
         Amendment No.   60   X

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT D
                          (Exact Name of Registrant)

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                             2727-A Allen Parkway
                           Houston, Texas 77019-2191
       (Address of Depositor's Principal Executive Officers) (Zip Code)
                                (713) 831-3632
              (Depositor's Telephone Number, including Area Code)

                            Steven A. Glover, Esq.
               Associate General Counsel and Assistant Secretary
                    American General Life Insurance Company
                  2727-A Allen Parkway, Houston, Texas 77019
                    (Name and Address of Agent for Service)

                        Copies of all communications to
                        Freedman, Levy, Kroll & Simonds
                   1050 Connecticut Avenue, N.W., Suite 825
                            Washington, D.C. 20036
                        Attention: Gary O. Cohen, Esq.

 Approximate Date of Proposed Public Offering:  Continuous

 It is proposed that this filing will become effective (check appropriate box)

 |_| Immediately upon filing pursuant to paragraph (b) of Rule 485 |X| On May 1, 1997 pursuant to paragraph (b) of Rule 485
 |_| 60 days after filing pursuant to paragraph (a)(1) of Rule 485 |_| On pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

 |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, Registrant has elected to register an indefinite number or amount of its securities under the Securities Act of 1933. That election was previously filed in Registrant's Form N-4 registration statement (File No. 2-49805 and File No. 811-2441). Registrant filed a Rule 24f-2 Notice on February 24, 1997, for its most recent fiscal year ended December 31, 1996.

     This Registration Statement comprehends two successive versions of contracts. The first version of contracts includes Contract Form No. 91010, Contract Form No. 93020 and Contract Form No. 93021 (and any state variations thereof, including Form No. 91011). The second version of contracts includes contract Form No. 95020 Rev. 896 and Contract Form No. 95021 Rev. 896.

     Registrant is amending this Registration Statement in connection with the continuing offer of the second version of contracts. Registrant has ceased offering the first version of contracts and, pursuant to positions taken by the Securities and Exchange Commission staff, does not amend the Registration Statement in connection with the first version of contracts (except as noted below).

     Under the foregoing circumstances, Registrant's exhibit list, in response to Item 24(b), includes exhibits that are applicable to the first and the second versions of contracts. Registrant's responses to Items 25 through 32 are amended, to the extent necessary or appropriate, in connection with the second version of contracts, except for the "Representation Regarding the Reasonableness of Aggregate Fees and Charges Deducted Under the Contracts Pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940," set out under Item 32 ("Representation"). Registrant's Representation, pursuant to positions taken by the Securities and Exchange Commission staff, is applicable to the first and the second versions of contracts. Certain information in the Registration Statement regarding Registrant necessarily subsumes information applicable to the first version of contracts (as well as other contracts funded through Registrant and not comprehended by this Registration Statement under the Securities Act of 1933, but comprehended by this Registration Statement under the Investment Company Act of 1940).

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT D
                                   FORM N-4

                             Cross Reference Sheet
                            Pursuant to Rule 495(a)
                       Under the Securities Act of 1933

                                    PART A
                Showing Location of Information in Prospectuses
 Form N-4
 Item No.                                                                  Prospectus Caption
 --------                                                                  -------------------
 1.  Cover Page. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   Cover Page

 2.  Definitions . . . . . . . . . . . . . . . . . . . . . . . . . . . .   Glossary

 3.  Synopsis or Highlights. . . . . . . . . . . . . . . . . . . . . . .   Synopsis of Contract Provisions

 4.  Condensed Financial Information . . . . . . . . . . . . . . . . . .   Synopsis of Contract Provisions - Performance
                                                                           Information; Cover Page; Financial
                                                                           Information

 5.  General Description of Registrant,
     Depositor and Portfolio Companies . . . . . . . . . . . . . . . . .   AGL; Separate Account D; The Series; Cover
                                                                           Page

 6.  Deductions and Expenses . . . . . . . . . . . . . . . . . . . . . .   Charges Under the Contracts; Long-Term
                                                                           Care and Terminal Illness

 7.  General Description of Variable
     Annuity Contracts . . . . . . . . . . . . . . . . . . . . . . . . .   Synopsis of Contract Provisions -
                                                                           Communications to Us; Owner Account Value;
                                                                           Transfer, Automatic Rebalancing, Surrender
                                                                           and Partial Withdrawal of Owner Account
                                                                           Value; Owners, Annuitants and Beneficiaries;
                                                                           Assignments; Rights Reserved by Us

                                    PART A
 Form N-4
 Item No.                                                                  Prospectus Caption
 --------                                                                  -------------------
 8.  Annuity Period. . . . . . . . . . . . . . . . . . . . . . . . . . .   Annuity Period and Annuity Payment Options

 9.  Death Benefit . . . . . . . . . . . . . . . . . . . . . . . . . . .   Death Proceeds

10.  Purchases and Contract Value. . . . . . . . . . . . . . . . . . . .   Contract Issuance and Purchase Payments;
                                                                           Variable Account Value; Distribution
                                                                           Arrangements; One-Time Reinstatement
                                                                           Privilege

11.  Redemptions . . . . . . . . . . . . . . . . . . . . . . . . . . . .   Transfer, Automatic Rebalancing, Surrender
                                                                           and Partial Withdrawal of Owner Account
                                                                           Value; Annuity Payment Options; Contract
                                                                           Issuance and Purchase Payments; Synopsis of
                                                                           Contract Provisions - Surrenders, Withdrawals
                                                                           and Cancellations; Payment and Deferment

12.  Taxes . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   Federal Income Tax Matters; Synopsis of
                                                                           Contract Provisions - Limitations Imposed by
                                                                           Retirement Plans and Employers

13.  Legal Proceedings . . . . . . . . . . . . . . . . . . . . . . . . .   Not Applicable

14.  Table of Contents of Statement
     of Additional Information . . . . . . . . . . . . . . . . . . . . .   Contents of Statement of Additional
                                                                           Information

                                    PART B
    Showing Location of Information in Statement of Additional Information

                                                                           Caption in
 Form N-4                                                                  Statement of
 Item No.                                                                  Additional Information
 --------                                                                  ----------------------
15.  Cover Page. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   Cover Page

16.  Table of Contents . . . . . . . . . . . . . . . . . . . . . . . . .   Cover Page

17.  General Information and
     History . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   General Information; Regulation and
                                                                           Reserves

18.  Services. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   Independent.
                                                                           Auditors; Services

19.  Purchase of Securities
     Being Offered . . . . . . . . . . . . . . . . . . . . . . . . . . .   Not Applicable*

20.  Underwriters. . . . . . . . . . . . . . . . . . . . . . . . . . . .   Principal Underwriter

21.  Calculation of Performance
     Data. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   Performance Data for the Divisions; Effect of
                                                                           Tax-Deferred Accumulation

22.  Annuity Payments. . . . . . . . . . . . . . . . . . . . . . . . . .   Not Applicable*

23.  Financial Statements. . . . . . . . . . . . . . . . . . . . . . . .   Financial Statements

*   All required information is included in Prospectus.

                                    PART C

Information required to be set forth in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

                                GENERATIONS(TM)
               COMBINATION FIXED AND VARIABLE ANNUITY CONTRACTS
                                  OFFERED BY
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                       ANNUITY ADMINISTRATION DEPARTMENT
                   P.O. BOX 1401, HOUSTON, TEXAS 77251-1401
                          1-800-200-3883 713/831-3505

American General Life Insurance Company ("AGL") is offering the flexible payment deferred individual annuity contracts (the "Contracts") described in this Prospectus.

You may use AGL's Separate Account D for a variable investment return under the Contracts based on one or more of the following mutual fund series of the Van Kampen American Capital Life Investment Trust ("Trust") - the Domestic Income Portfolio, Emerging Growth Portfolio, the Enterprise Portfolio, the Government Portfolio, the Growth and Income Portfolio, the Money Market Portfolio and the Real Estate Securities Portfolio; and one or more of the following mutual fund series of the Morgan Stanley Universal Funds, Inc. ("Fund") - the Asian Equity Portfolio, the Emerging Markets Equity Portfolio, the Equity Growth Portfolio (formerly the Growth Portfolio), the International Magnum Portfolio, the Global Equity Portfolio, the Value Portfolio, the Mid Cap Value Portfolio, the High Yield Portfolio and the Fixed Income Portfolio.

You may also use AGL's guaranteed interest accumulation option. This option currently has one guarantee period, with a guaranteed interest rate.

This Prospectus is designed to provide information about the Contracts that you should know before investing. Please read it carefully and keep it for future reference. Information about certain aspects of the Contracts, in addition to that found in this Prospectus, has been filed with the Securities and Exchange Commission in the Statement of Additional Information (the "Statement"). The Statement, dated May 1, 1997, is incorporated by reference into this Prospectus. The "Table of Contents" of the Statement appears at page 39 of this Prospectus. You may obtain a free copy of the Statement upon written or oral request to AGL's Annuity Administration Department in our Home Office, which is located at 2727-A Allen Parkway, Houston, Texas 77019-2191. The mailing address and telephone numbers are set forth above.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND THE RELATED STATEMENT (OR ANY SALES LITERATURE APPROVED BY AGL) IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THE
CONTRACTS ARE NOT AVAILABLE IN ALL STATES AND THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY JURISDICTION TO ANY PERSON TO WHOM SUCH OFFER WOULD BE UNLAWFUL THEREIN.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY CURRENT PROSPECTUSES OF THE VAN KAMPEN AMERICAN CAPITAL LIFE INVESTMENT TRUST AND THE MORGAN STANLEY UNIVERSAL FUNDS, INC.

                         PROSPECTUS DATED MAY 1, 1997

                                   CONTENTS

Glossary..................................................................  4
Fee Table.................................................................  6
Synopsis of Contract Provisions...........................................  9
  Minimum Investment Requirements.........................................  9
  Purchase Payment Accumulation...........................................  9
  Fixed and Variable Annuity Payments.....................................  9
  Changes in Allocations Among Divisions and Guarantee Periods............ 10
  Surrenders, Withdrawals and Cancellations............................... 10
  Death Proceeds.......................................................... 10
  Limitations Imposed by Retirement Plans and Employers................... 11
  Communications to Us.................................................... 11
  Performance Information................................................. 11
  Financial Ratings....................................................... 12
  Other Information....................................................... 13
Financial Information..................................................... 13
AGL....................................................................... 13
Separate Account D........................................................ 13
The Series ............................................................... 13
  Voting Privileges....................................................... 15
The Fixed Account......................................................... 16
Contract Issuance and Purchase Payments................................... 17
Owner Account Value....................................................... 18
  Variable Account Value.................................................. 19
  Fixed Account Value..................................................... 19
Transfer, Automatic Rebalancing, Surrender and Partial Withdrawal of
  Owner Account Value..................................................... 19
  Transfers............................................................... 19
  Automatic Rebalancing................................................... 20
  Surrenders and Partial Withdrawals...................................... 21
Annuity Period and Annuity Payment Options................................ 22
  Annuity Commencement Date............................................... 22
  Application of Owner Account Value...................................... 22
  Fixed and Variable Annuity Payments..................................... 22
  Annuity Payment Options................................................. 23
  Transfers............................................................... 25
Death Proceeds............................................................ 25
  Death Proceeds Prior to the Annuity Commencement Date................... 25
  Death Proceeds After the Annuity Commencement Date...................... 26
  Proof of Death.......................................................... 27
Charges Under the Contracts............................................... 27
  Premium Taxes........................................................... 27
  Surrender Charge........................................................ 27
  Transfer Charges........................................................ 29
  Annual Contract Fee..................................................... 29
  Charge to Separate Account D............................................ 30
  Miscellaneous........................................................... 30
  Systematic Withdrawal Plan ............................................. 30
  One-Time Reinstatement Privilege........................................ 30


                                       2


  Reduction in Surrender Charges and Administrative Charges............... 31
Long-Term Care and Terminal Illness....................................... 31
  Long-Term Care.......................................................... 31
  Terminal Illness........................................................ 31
Other Aspects of the Contracts............................................ 31
  Owners, Annuitants and Beneficiaries; Assignments....................... 31
  Reports................................................................. 32
  Rights Reserved by Us................................................... 32
  Payment and Deferment................................................... 32
Federal Income Tax Matters................................................ 33
  General................................................................. 33
  Non-Qualified Contracts................................................. 33
  Individual Retirement Annuities ("IRAs")................................ 35
  Simplified Employee Pension Plans....................................... 36
  Simple Retirement Accounts.............................................. 36
  Other Qualified Plans................................................... 36
  Private Employer Unfunded Deferred Compensation Plans................... 37
  Excess Distributions - 15% Tax.......................................... 37
  Federal Income Tax Withholding and Reporting............................ 38
  Taxes Payable by AGL and Separate Account D............................. 38
Distribution Arrangements................................................. 38
Legal Matters............................................................. 39
Other Information on File................................................. 39
Contents of Statement of Additional Information........................... 39

                                   GLOSSARY


WE, OUR AND US - American General Life Insurance Company ("AGL").

YOU AND YOUR - a reader of this Prospectus who is contemplating making purchase payments or taking any other action in connection with a Contract. This would generally be the Owner.

ACCOUNT VALUE - the sum of your Fixed Account Value and Variable Account Value after deduction of any fees.

ACCUMULATION UNIT - a measuring unit used in calculating your interest in a Division of Separate Account D prior to the Annuity Commencement Date.

ANNUITANT - the person named as such in the application for a Contract and on whose life annuity payments may be based.

ANNUITY COMMENCEMENT DATE - the date on which we begin making payments under an Annuity Payment Option, unless a lump-sum distribution is elected instead.

ANNUITY PAYMENT OPTION - one of the several forms in which you can request us to make annuity payments.

ANNUITY PERIOD - the period during which we make annuity payments under an Annuity Payment Option.

ANNUITY UNIT - a measuring unit used in calculating the amount of Variable Annuity Payments.

BENEFICIARY - the person that you designate to receive any proceeds due under a Contract following the death of an Owner or an Annuitant.

CODE - the Internal Revenue Code of 1986, as amended.

CONTINGENT ANNUITANT - a person that you designate under a Non-Qualified Contract to become the Annuitant if the Annuitant dies before the Annuity Commencement Date and the Contingent Annuitant survives the Annuitant.

CONTINGENT BENEFICIARY - a person that you designate to receive any proceeds due under a Contract following the death of an Owner or an Annuitant, if the Beneficiary has died but the Contingent Beneficiary survives at the time such proceeds become payable.

CONTRACT - an individual annuity Contract offered by this Prospectus.

CONTRACT ANNIVERSARY - each anniversary of the date of issue of the Contract.

CONTRACT YEAR - each year beginning with the date of issue of the Contract.

DIVISION - one of the several different investment options into which Separate Account D is divided.

FIXED ACCOUNT - the name of the investment alternative under which purchase payments are allocated to AGL's General Account.

FIXED ACCOUNT VALUE - the amount of your Account Value which is in the Fixed Account.

FIXED ANNUITY PAYMENTS - annuity payments that are fixed in amount and do not vary with the investment experience of any Division of Separate Account D.

GENERAL ACCOUNT - all assets of AGL other than those in Separate Account D or any other legally-segregated separate account established by AGL.

GUARANTEED INTEREST RATE - the rate of interest we credit during any Guarantee Period, on an effective annual basis.

GUARANTEE PERIOD - the period for which a Guaranteed Interest Rate is credited.

HOME  OFFICE - our  office  at the  following  addresses  and  phone  numbers:
American General Life Insurance Company, Annuity Administration Department, 2727-A Allen Parkway, Houston, Texas 77019-2191; mailing address - P.O. Box 1401, Houston, Texas 77251-1401; 1-800-200-3883 or 713-831-3505.

INVESTMENT COMPANY ACT OF 1940 ("1940 ACT") - a federal law governing the operations of investment companies such as the Series and Separate Account D.

NON-QUALIFIED - not eligible for the special federal income tax treatment applicable in connection with retirement plans pursuant to Sections 401, 403, or 408 of the Code.

OWNER - the holder of record of a Contract, except that the employer or trustee may be the Owner of the Contract in connection with a retirement plan.

QUALIFIED - eligible for the special federal income tax treatment applicable in connection with retirement plans pursuant to sections 401, 403, or 408 of the Code.

SEPARATE ACCOUNT D - the segregated asset account referred to as American General Life Insurance Company Separate Account D established to receive and invest purchase payments under the Contracts.

SERIES - an individual portfolio of a mutual fund available for investment under the Contracts. Currently, the series available under the Contracts are part of either the Van Kampen American Capital Life Investment Trust or the Morgan Stanley Universal Funds, Inc.

SURRENDER CHARGE - a charge for sales expenses that may be assessed upon surrenders of and payments of certain other amounts from a Contract.

VALUATION DATE - all days on which we are open for business except, with respect to any Division, days on which the related Series does not value its shares.

VALUATION PERIOD - the period that starts at the close of regular trading on the New York Stock Exchange on a Valuation Date and ends at the close of regular trading on the exchange on the next succeeding Valuation Date.

VARIABLE ANNUITY PAYMENTS - annuity payments that vary in amount based on the investment experience of one or more of the Divisions of Separate Account D.

VARIABLE ACCOUNT VALUE - the amount of your Account Value that is in Separate Account D.

WRITTEN - signed, dated, in form and substance satisfactory to us and received at our Home Office. See "Synopsis of Contract Provisions - Communications to Us." You must use special forms provided by us or your sales representative to authorize telephone transfers, elect an Annuity Option or exercise your one-time reinstatement privilege.

                                   FEE TABLE

     The purpose of this Fee Table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly pursuant to a Contract and in connection with the Series. The table reflects expenses of the Separate Account as well as the Series. Amounts for state premium taxes or similar assessments may also be deducted, where applicable.


PARTICIPANT TRANSACTION CHARGES
    Front-End Sales Charge Imposed on Purchases........................    0%
    Maximum Surrender Charge (1).......................................    6%
    (computed as a percentage of purchase payments surrendered)
    Transfer Fee.......................................................  $ 0 (2)


ANNUAL CONTRACT FEE (3)................................................  $30


SEPARATE ACCOUNT D ANNUAL EXPENSES
(as a percentage of average daily net asset value)

    Mortality and Expense Risk Charge..................................    1.25%
    Administrative Expense Charge......................................    0.15%
                                                                           -----
      Total Separate Account D Annual Expenses.........................    1.40%
                                                                           =====

--------

(1) This charge does not apply or is reduced under certain circumstances. See "Surrender Charge."

(2) This charge is $25 after the twelfth transfer during each Contract Year prior to the Annuity Commencement Date. There is an exception to this charge. See "Automatic Rebalancing."

(3) This charge is not imposed during the Annuity Period.

THE SERIES' ANNUAL EXPENSES (1)  (as a percentage of average net  assets)

                                    Management                Other
                                    Fees After                Expenses                     Total Series
                                    Expense                   After Expense                Operating
                                    Reimbursement             Reimbursement                Expenses
Emerging Growth                       0.00%                      0.85%                       0.85%
Enterprise (2)                        0.37%                      0.23%                       0.60%
Growth and Income                     0.00%                      0.75%                       0.75%
Domestic Income (2)                   0.00%                      0.60%                       0.60%
Government (2)                        0.33%                      0.27%                       0.60%
Money Market (2)                      0.00%                      0.60%                       0.60%
Real Estate Securities                0.83%                      0.27%                       1.10%
Asian Equity                          0.80%                      0.40%                       1.20%
Emerging Markets Equity               1.25%                      0.50%                       1.75%
Equity Growth                         0.55%                      0.30%                       0.85%
International Magnum                  0.80%                      0.35%                       1.15%
Global Equity                         0.80%                      0.35%                       1.15%
Value                                 0.55%                      0.30%                       0.85%
Mid Cap Value                         0.75%                      0.30%                       1.05%
High Yield                            0.50%                      0.30%                       0.80%
Fixed Income                          0.40%                      0.30%                       0.70%

(1) The annual expenses are estimated for the current fiscal year for the Emerging Growth, Growth and Income, Real Estate Securities, Asian Equity, Emerging Markets Equity, Equity Growth, International Magnum, Global Equity, Value, Mid Cap Value, High Yield and Fixed Income Portfolios because none of the Series has financial statements covering a period of at least ten months.

(2) If certain voluntary expense reimbursements from the investment adviser were terminated, management fees and other expenses would have been as set out in the following table. Information about annual expenses excluding voluntary expense reimbursements is not available for the other Portfolios since none of the other Series has financial statements covering a period of at least ten months.

                                     Management                 Other                        Total
                                        Fees                   Expenses                      Expenses
Enterprise                            0.50%                      0.25%                       0.75%
Domestic Income                       0.50%                      0.79%                       1.29%
Government                            0.50%                      0.30%                       0.80%
Money Market                          0.50%                      0.79%                       1.29%


Example (3)   If you  surrender  your  Contract  (or if  you  annuitize  under circumstances where a surrender charge is payable) (4) at the end of the applicable time period, a $1,000 investment would be subject to the following expenses, assuming a 5% annual return on assets:

 If all amounts are invested                    1 year          3 years          5 years        10 years
 in one of the following                        ------          -------          -------        --------
 Series:
 ---------------------------
Emerging Growth                                  $78              $118             N/A              N/A
Enterprise                                       $75              $110            $147             $239
Growth and Income                                $77              $114             N/A              N/A
Domestic Income                                  $75              $110            $147             $239
Government                                       $75              $110            $147             $239
Money Market                                     $75              $110            $147             $239
Real Estate Securities                           $80              $125             N/A              N/A

                                                         7


Asian Equity                                     $87              $139             N/A              N/A
Emerging Markets Equity                          $87              $144             N/A              N/A
Equity Growth                                    $78              $118             N/A              N/A
International Magnum                             $81              $127             N/A              N/A
Global Equity                                    $81              $127             N/A              N/A
Value                                            $78              $118             N/A              N/A
Mid Cap Value                                    $80              $124             N/A              N/A
High Yield                                       $78              $118             N/A              N/A
Fixed Income                                     $76              $113             N/A              N/A

Example (3)    If you do not  surrender  your  Contract  (or if you  annuitize under circumstances where a surrender charge is not payable)4 at the end of the applicable time period a $1,000 investment would be subject to the following expenses, assuming a 5% annual return on assets:

 If all amounts are invested                    1 year          3 years          5 years        10 years
 in one of the following                        ------          -------          -------        --------
 Series:
Emerging Growth                                  $24              $73              N/A              N/A
Enterprise                                       $21              $65             $111             $239
Growth and Income                                $23              $69              N/A              N/A
Domestic Income                                  $21              $65             $111             $239
Government                                       $21              $65             $111             $239
Money Market                                     $21              $65             $111             $239
Real Estate Securities                           $26              $80              N/A              N/A
Asian Equity                                     $33              $94              N/A              N/A
Emerging Markets Equity                          $33              $99              N/A              N/A
Equity Growth                                    $24              $73              N/A              N/A
International Magnum                             $27              $82              N/A              N/A
Global Equity                                    $27              $82              N/A              N/A
Value                                            $24              $73              N/A              N/A
Mid Cap Value                                    $26              $79              N/A              N/A
High Yield                                       $24              $73              N/A              N/A
Fixed Income                                     $22              $68              N/A              N/A

(3) In these Examples, "N/A" indicates that SEC rules require that the Emerging Growth, Growth and Income, Real Estate Securities, Asian Equity, Emerging Markets Equity, Equity Growth, International Magnum, Global Equity, Value, Mid Cap Value, High Yield and Fixed Income Portfolios complete the Example for only the one and three year periods.

(4) For a description of the circumstances under which the Surrender Charge may be payable under annuitization, see "Surrender Charge."

     THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Similarly, the assumed 5% annual rate of return is not an estimate or a guarantee of future investment performance. The Examples are based, with respect to all of the Series, on an estimated Average Account Value of $40,000.

SYNOPSIS OF CONTRACT PROVISIONS

     This synopsis should be read together with the other information set forth in this Prospectus. Variations due to requirements particular to your state are described in this Prospectus, or in your Contract, as appropriate.

     The Contracts are designed to provide retirement benefits through the accumulation of purchase payments on a fixed or variable basis, and by the application of such accumulations to provide Fixed or Variable Annuity Payments.

MINIMUM INVESTMENT REQUIREMENTS

     Your initial purchase payment must be at least $5,000. The amount of any subsequent purchase payment that you make must be at least $100. If your Account Value falls below $500, we may cancel your interest in the Contract and treat it as a full surrender. We also may transfer funds from a Division (other than the Money Market Division) or Guarantee Period under your Contract without charge to the Money Market Division if the Account Value of that Division or Guarantee Period falls below $500. See "Contract Issuance and Purchase Payments."

PURCHASE PAYMENT ACCUMULATION

     Purchase payments will be accumulated on a variable or fixed basis until the Annuity Commencement Date. For variable accumulation, you may allocate part or all of your Account Value to one or more of the sixteen available Divisions of Separate Account D. Each such Division invests solely in shares of one of sixteen corresponding Series. See "The Series." As the value of the investments in a Series' shares increases or decreases, the value of accumulated purchase payments allocated to the corresponding Division increases or decreases, subject to applicable charges and deductions. See "Variable Account Value."

     For fixed accumulation, you may allocate part or all of your Account Value to one or more of the Guarantee Periods available in our Fixed Account at the time you make your allocation. Each Guarantee Period is for a different period of time and has a different Guaranteed Interest Rate. While allocated to a Guarantee Period, the value of accumulated purchase payments increases at the Guaranteed Interest Rate applicable to that Guarantee Period. See "The Fixed Account."

     Over the lifetime of your Contract, you may allocate part or all of your Account Value to no more than eighteen Divisions and Guarantee Periods. This limit includes those Divisions and Guarantee Periods from which you have either transferred or withdrawn all of your Account Value previously allocated to such Divisions or Guarantee Periods.

FIXED AND VARIABLE ANNUITY PAYMENTS

     You may elect to receive Fixed or Variable Annuity Payments, or a combination thereof, commencing on the Annuity Commencement Date. Fixed Annuity Payments are periodic payments from AGL, the amount of which is fixed and guaranteed by AGL. The amount of the payments will depend on the Annuity Payment Option chosen, the age and, in some cases, sex of the Annuitant, and the total amount of Account Value applied to the fixed Annuity Payment Option.

     Variable Annuity Payments are similar to Fixed Annuity Payments, except that the amount of each periodic payment from AGL will vary reflecting the net investment return of the Division or

Divisions chosen in connection with a variable Annuity Payment Option. If the net investment return for a given month exceeds the assumed interest rate used in the Contract's annuity tables, the monthly payment will be greater than the previous payment. If the net investment return for a month is less than the assumed interest rate, the monthly payment will be less than the previous payment. The assumed interest rate used in the Contract's annuity tables is 3.5%. AGL may in the future offer other forms of the Contract with a lower assumed interest rate, and reserves the right to discontinue the offering of the higher interest rate form of Contract. See "Annuity Period and Annuity Payment Options."

CHANGES IN ALLOCATIONS AMONG DIVISIONS AND GUARANTEE PERIODS

     Prior to the Annuity Commencement Date, you may modify your election with respect to the allocation of future purchase payments to each of the various Divisions and Guarantee Periods, without charge.

     In addition, you may reallocate your Account Value among the Divisions and Guarantee Periods prior to the Annuity Commencement Date. Transfers out of a Guarantee Period, however, are subject to limitations as to amount. For these and other terms and conditions of transfer, see "Transfer, Surrender and Partial Withdrawal of Owner Account Value - Transfers."

     After the Annuity Commencement Date, you may make transfers among the Divisions or to a fixed Annuity Payment Option, but you may not make transfers from a fixed Annuity Payment Option. See "Annuity Period and Annuity Payment Options - Transfers."

SURRENDERS, WITHDRAWALS AND CANCELLATIONS

     You may make a total surrender of or partial withdrawal from your Contract at any time prior to the Annuity Commencement Date, by Written request to us. A Surrender Charge may be assessed and some surrenders and withdrawals may subject you to tax penalties. See "Surrenders and Partial Withdrawals."

     You may cancel your Contract by delivering it or mailing it with a Written cancellation request to our Home Office or to the sales representative through whom it was purchased, before the close of business on the tenth day after you receive the Contract. (In some cases, the Contract may provide for a 20 or 30-day, rather than a ten-day period.) If the foregoing items are sent by mail, properly addressed and postage prepaid, they will be deemed to be received by us on the date actually received.

     We will refund to you the Owner Account Value plus any premium taxes and Annual Contract Fee that have been deducted. In states where the law so requires, however, we will refund the greater of that amount or the amount of your purchase payments, or, if the law permits, the amount of your purchase payments.

DEATH PROCEEDS

     In the event that the Annuitant or Owner dies prior to the Annuity Commencement Date, a benefit is payable to the Beneficiary. See "Death Proceeds Prior to the Annuity Commencement Date."

LIMITATIONS IMPOSED BY RETIREMENT PLANS AND EMPLOYERS

     Certain rights you would otherwise have under a Contract may be limited by the terms of any applicable employee benefit plan. These limitations may restrict such things as total and partial surrenders, the amount or timing of purchase payments that may be made, when annuity payments must start and the type of annuity options that may be selected. Accordingly, you should familiarize yourself with these and all other aspects of any retirement plan in connection with which a Contract is used. We are not responsible for monitoring or assuring compliance with the provisions of any retirement plan.

COMMUNICATIONS TO US

     All communications to us should include your Contract number, your name and, if different, the Annuitant's name. Communications may be directed to the addresses and phone numbers on the cover of this Prospectus.

     Except as otherwise specified in this Prospectus, purchase payments or other communications are deemed received at our Home Office on the actual date of receipt there in proper form unless received (1) after the close of regular trading on The New York Stock Exchange or (2) on a date that is not a Valuation Date. In either of these two cases, the date of receipt will be deemed to be the next Valuation Date.

PERFORMANCE INFORMATION

     From time to time, Separate Account D may include in advertisements and other sales materials several types of performance information for the Divisions, including "average annual total return," "total return," and "cumulative total return." The Domestic Income Division, the Government Division, and the Growth and Income Division may also advertise "yield." The Money Market Division may advertise "yield" and "effective yield."

     The performance information that may be presented is not an estimate or guarantee of future investment performance and does not represent the actual experience of amounts invested by a particular Owner. Additional information concerning a Division's performance appears in the Statement.

     TOTAL RETURN AND YIELD QUOTATIONS. Average annual total return, total return, and cumulative total return calculations measure the net income of a Division plus the effect of any realized or unrealized appreciation or depreciation of the underlying investments in the Division for the period in question. Average annual total return figures are annualized and, therefore, represent the average annual percentage change in the value of an investment in a Division over the applicable period. Total return figures are also annualized, but do not, as described below, include the effect of any applicable Surrender Charge or Annual Contract Fee. Cumulative total return figures represent the cumulative change in value of an investment in a Division for various periods.

     Yield is a measure of the net dividend and interest income earned over a specific one month or 30-day period (seven-day period for the Money Market Division) expressed as a percentage of the value of the Division's Accumulation Units. Yield is an annualized figure, which means that it is assumed that the Division generates the same level of net income over a one year period which is compounded on a semi-annual basis. The effective yield for the Money Market Division is calculated similarly but includes the effect of assumed compounding. The Money Market Division's effective yield will be slightly higher than its yield due to this compounding effect.

     Average annual total return figures include the deduction of all recurring charges and fees applicable under the Contract to all Owner accounts, including the Mortality and Expense Risk Charge, the Administrative Expense Charge, the applicable Surrender Charge that may be imposed at the end of the period in question, and a pro-rated portion of the Annual Contract Fee. Yield, effective yield, total return, and cumulative total return figures do not include the effect of any Surrender Charge that may be imposed upon the redemption of Accumulation Units, and thus may be higher than if such charge were deducted. Total return and cumulative total return figures also do not include the effect of the Annual Contract Fee.

     DIVISION PERFORMANCE. The investment performance for each Division that invests in a corresponding Series of the Trust will generally reflect the investment performance of that corresponding Series for the periods stated. This information appears in the Statement. For periods prior to the date the Contracts became available, the performance information for a Division will be calculated on a hypothetical basis by applying current Separate Account fees and charges under the Contract to the historical performance of the corresponding Series. We may waive or reimburse certain fees or charges applicable to the Contract and such waivers or reimbursements will affect each Divisions's performance results.

     Information about the experience of the investment advisers to the Series of the Fund appears in the prospectus for the Fund.

FINANCIAL RATINGS

AGL may also advertise or report to Owners its ratings as an insurance company by the A. M. Best Company. Each year, A. M. Best reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health industry. Best's Ratings range from A++ to F. An A++ rating means, in the opinion of A. M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations. A. M. Best publishes Best's Insurance Reports, Life-Health Edition.

In addition, the claims-paying ability of AGL as measured by the Standard & Poor's Corporation may be referred to in advertisements or in reports to Owners. A Standard & Poor's insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. Standard & Poor's ratings range from AAA to D.

AGL may additionally advertise its rating from Duff & Phelps Credit Rating Co. A Duff & Phelps rating is an assessment of a company's insurance claims paying ability. Duff & Phelps ratings range from AAA to CCC.

The ratings from A. M. Best, Standard & Poors, and Duff & Phelps reflect the claims paying ability and financial strength of AGL and are not a rating of investment performance that purchasers of insurance products have experienced or are likely to experience in the future.

OTHER INFORMATION

     In addition, AGL may include in certain advertisements endorsements in the form of a list of organizations, individuals or other parties that recommend the Company or the Contracts. AGL may occasionally include in advertisements comparisons of currently taxable and tax-deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

                             FINANCIAL INFORMATION

     The financial statements of AGL are located in the Statement. See the cover page of the Prospectus for information on how to obtain a copy of the Statement. The financial statements of AGL should be considered only as bearing on the ability of AGL to meet its contractual obligations under the Contracts; they do not bear on the investment performance of Separate Account D.

     Financial statements of AGL and Separate Account D, including financial information about the Divisions which invest in the Series of the Trust are included in the Statement. See "Contents of Statement of Additional Information."

                                      AGL

     AGL is a stock life insurance company organized under the laws of the State of Texas, which is a successor in interest to a company originally organized under the laws of the State of Delaware in 1917. AGL is an indirect, wholly-owned subsidiary of American General Corporation (formerly American General Insurance Company), a diversified financial services holding company engaged primarily in the insurance business. The commitments under the Contracts are AGL's, and American General Corporation has no legal obligation to back those commitments.

                              SEPARATE ACCOUNT D

     Separate Account D was originally established on November 19, 1973 and consists of forty-three Divisions, sixteen of which are available under the Contracts offered by this Prospectus, and twenty-seven of which are available under contracts funded through Separate Account D but not offered by this Prospectus. Separate Account D is registered with the Securities and Exchange Commission as a unit investment trust under the 1940 Act.

     Each Division of Separate Account D is part of AGL's general business and the assets of Separate Account D belong to AGL. Under Texas law and the terms of the Contracts, the assets of Separate Account D will not be chargeable with liabilities arising out of any other business which AGL may conduct, but will be held exclusively to meet AGL's obligations under variable annuity contracts. Furthermore, the income, gains, and losses, whether or not realized, from assets allocated to Separate Account D, are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains, or losses of AGL.

                                  THE SERIES

     The variable benefits under the Contracts are funded by sixteen Divisions of the Separate Account. These Divisions invest in shares of seven separate investment Series of the Trust and nine separate Series of the Fund. The Trust and the Fund offer shares of these Series, without sales charges, exclusively to insurance company variable annuity and variable life insurance separate accounts and not directly to the public. The Trust and the Fund offer shares to variable annuity and variable life insurance separate accounts of insurers that are not affiliated with AGL.

We do not foresee any disadvantage to Owners of Contracts arising out of these arrangements. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various owners to conflict. For example, violation of the federal tax laws by one separate account investing in the Trust or the Fund could cause the contracts funded through another separate account to lose their tax deferred status, unless remedial action were taken. If a material irreconcilable conflict arises between separate accounts, a separate account may be required to withdraw its participation in the Trust or the Fund. If it becomes necessary for any separate account to replace shares of the Trust or the Fund with another investment, the Trust or the Fund may have to liquidate portfolio securities on a disadvantageous basis. At the same time, the Trust's Board of Trustees, the Fund's Board of Directors and we will monitor events for any material irreconcilable conflicts that may possibly arise and determine what action, if any, should be taken to remedy or eliminate the conflict.

     Any dividends or capital gain distributions attributable to Contracts are automatically reinvested in shares of the Series from which they are received at the Series' net asset value on the date payable. Such dividends and distributions will have the effect of reducing the net asset value of each share of the corresponding Series and increasing, by an equivalent value, the number of shares outstanding of the Series. However, the value of your interest in the corresponding Division will not change as a result of any such dividends and distributions.

     The names of the Series of the Trust in which the available Divisions invest are as follows:

               VAN KAMPEN AMERICAN CAPITAL LIFE INVESTMENT TRUST
               -------------------------------------------------
                          Domestic Income Portfolio
                          Emerging Growth Portfolio
                          Enterprise Portfolio
                          Government Portfolio
                          Growth and Income Portfolio
                          Money Market Portfolio
                          Real Estate Securities Portfolio

Van Kampen American Capital Asset Management, Inc. is the investment adviser of each Series of the Trust. Van Kampen American Capital Distributors, Inc., is the distributor of shares of each Series of the Trust. The investment adviser and the distributor are wholly-owned indirect subsidiaries of Morgan Stanley Group Inc. Morgan Stanley Group Inc. and various of its directly or indirectly owned subsidiaries, including Morgan Stanley & Co. Incorporated, a registered broker-dealer and investment adviser and Morgan Stanley International, are engaged in a wide range of financial services. Their principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisor activities; merchant banking; stock brokerage and research services; asset management; trading of futures, options, foreign exchange, commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financing and investing; and global custody, securities clearance services and securities lending.

     The names of the Series of the Fund in which the available Divisions invest are as follows:

                 MORGAN STANLEY UNIVERSAL FUNDS, INC.
                 ------------------------------------
                         Asian Equity Portfolio
                         Emerging Markets Equity Portfolio
                         Equity Growth Portfolio
                         International Magnum Portfolio
                         Global Equity Portfolio
                         Value Portfolio
                         Mid Cap Value Portfolio
                         High Yield Portfolio
                         Fixed Income Portfolio

     On May 1, 1997, the Growth Portfolio, a Series of the Fund, changed its name to the Equity Growth Portfolio.

     Morgan Stanley Asset Management Inc. is the investment adviser of the Asian Equity, Emerging Markets Equity, Equity Growth, International Magnum and Global Equity Portfolios. Miller Anderson & Sherrerd, LLP is the investment adviser of the Value, Mid Cap Value, High Yield and Fixed Income Portfolios.

     Before selecting any Division, you should carefully read the prospectus that includes more complete information about the Series in which that Division invests, including investment objectives and policies, charges and expenses. You can find information about the investment performance of the Series of the Trust in the Statement and information about the experience of the investment advisers to the Series of the Fund in the prospectus for the Fund. You may obtain additional copies of such a prospectus by contacting AGL's Annuity Administration Department at the addresses and phone number set forth on the cover page of this Prospectus. When making your request, please specify the single or the several Series in which you are interested.

     High yielding fixed-income securities such as those in which the Domestic Income Portfolio invests are subject to greater market fluctuations and risk of loss of income and principal than investments in lower yielding fixed-income securities. Potential investors in this Division should carefully read the prospectus and related statement of additional information that pertains to this Series and consider their ability to assume the risks of making an investment in this Division.

VOTING PRIVILEGES

     The Owner prior to the Annuity Commencement Date and the Annuitant or other payee during the Annuity Period will be entitled to give us instructions as to how Series shares held in the

Divisions of Separate Account D attributable to their Contract should be voted at meetings of shareholders of the Series. Those persons entitled to give voting instructions and the number of votes for which they may give directions will be determined as of the record date for a meeting. Separate Account D will vote all shares of each Series that it holds of record in accordance with instructions received with respect to all AGL annuity contracts participating in that Series.

     Separate Account D will also vote all shares of each Series for which no instructions have been received for or against any proposition in the same proportion as the shares for which voting instructions were received.

     Prior to the Annuity Commencement Date, the number of votes each Owner is entitled to direct with respect to a particular Series is equal to (a) the Owner's Variable Account Value attri butable to that Series divided by (b) the net asset value of one share of that Series. In determining the number of votes, fractional votes will be recognized. While a variable Annuity Payment Option is in effect, the number of votes an Annuitant or payee is entitled to direct with respect to a particular Series will be computed in a comparable manner, based on our liability for future Variable Annuity Payments with respect to that Annuitant or payee as of the record date. Such liability for future payments will be calculated on the basis of the mortality assumptions and the assumed interest rate used in determining the number of Annuity Units under a Contract and the applicable value of an Annuity Unit on the record date.

     Series shares held by insurance company separate accounts other than Separate Account D will generally be voted in accordance with instructions of participants in such other separate accounts.

     We believe that AGL's voting instruction procedures comply with current federal securities law requirements and interpretations thereof. However, AGL reserves the right to modify these procedures in any manner consistent with applicable legal requirements and interpretations as in effect from time to time.

                               THE FIXED ACCOUNT

     AMOUNTS IN THE FIXED ACCOUNT OR SUPPORTING FIXED ANNUITY PAYMENTS BECOME PART OF OUR GENERAL ACCOUNT. BECAUSE OF EXEMPTIVE AND EXCLUSIONARY PROVISIONS, INTERESTS IN THE GENERAL ACCOUNT HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933, NOR IS THE GENERAL ACCOUNT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. WE HAVE BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURES IN THIS PROSPECTUS THAT RELATE TO THE FIXED ACCOUNT OR FIXED ANNUITY PAYMENTS. DISCLOSURES REGARDING THESE MATTERS, HOWEVER, MAY BE SUBJECT TO CERTAIN GENERALLY-APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS IN PROSPECTUSES.

     Our obligations with respect to the Fixed Account are legal obligations of AGL and are supported by our General Account assets, which also support obligations incurred by us under other insurance and annuity contracts. Investments purchased with amounts allocated to the Fixed Account are the property of AGL, and Owners have no legal rights in such investments.

     Account Value that is allocated by the Owner to the Fixed Account earns a Guaranteed Interest Rate commencing with the date of such allocation. This Guaranteed Interest Rate continues for a number of years selected by the Owner from among the Guarantee Periods that we then offer. At the end of a Guarantee Period, the Owner's Account Value in that Guarantee Period, including interest accrued thereon, will be allocated to a new Guarantee Period of the same length unless AGL has received a Written request from the Owner to allocate this amount to a different Guarantee Period or Periods or to one or more of the Divisions of Separate Account D. We must receive this Written request at least three business days prior to the end of the Guarantee Period. If the Owner has not provided such Written request and the renewed Guarantee Period extends beyond the scheduled Annuity Commencement Date, we will nevertheless contact the Owner regarding the scheduled Annuity Commencement Date. If the Owner elects to annuitize in this circumstance, the Surrender Charge may be waived. (See "Annuity Payment Options" and "Surrender Charge.") The first day of the new Guarantee Period (or other reallocation) will be the day after the end of the prior Guaran tee Period. We will notify the Owner at least 30 days and not more than 60 days prior to the end of any Guarantee Period. If the Owner's Account Value in a Guarantee Period is less than $500, we reserve the right to automatically transfer without charge, the balance to the Money Market Division at the end of that Guarantee Period, unless we have received in good order Written instructions to transfer such balance to a different Division.

     We declare the Guaranteed Interest Rates from time to time as market conditions dictate. We advise an Owner of the Guaranteed Interest Rate for a chosen Guarantee Period at the time a pur chase payment is received, a transfer is effectuated or a Guarantee Period is renewed. A different rate of interest may be credited to one Guarantee Period than to another Guarantee Period that is the same length but that began on a different date. The minimum Guaranteed Interest Rate is an effective annual rate of 3%.

     Each Guarantee Period has its own Guaranteed Interest Rate, which may differ from those for other Guarantee Periods. From time to time we will, at our discretion, change the Guaranteed Interest Rate for future Guarantee Periods of various lengths. These changes will not affect the Guaranteed Interest Rates being paid on Guarantee Periods that have already commenced. Each allocation or transfer of an amount to a Guarantee Period commences the running of a new Guarantee Period with respect to that amount, which will earn a Guaranteed Interest Rate that will continue unchanged until the end of that Period. The Guaranteed Interest Rate will never be less than the minimum Guaranteed Interest Rate stated in your Contract. Currently we make available a one year Guarantee Period, and no others. However we reserve the right to change the Guarantee Periods that we are making available at any time.

     AGL'S MANAGEMENT MAKES THE FINAL DETERMINATION OF THE GUARANTEED INTEREST RATES TO BE DECLARED. AGL CANNOT PREDICT OR ASSURE THE LEVEL OF ANY FUTURE GUARANTEED INTEREST RATES IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE STATED IN YOUR CONTRACT.

     Information concerning the Guaranteed Interest Rates applicable to the various Guarantee Periods at any time may be obtained from your sales representative or from the addresses or phone numbers set forth on the cover page of this Prospectus.

                    CONTRACT ISSUANCE AND PURCHASE PAYMENTS

     The minimum initial purchase payment is $5,000. The amount of any subsequent purchase payment allocated to any Division or Guarantee Period must be at least $100. We reserve the right to modify these minimums, in our discretion.

     An application to purchase a Contract must be made by signed Written application form provided by AGL or by such other medium or format as may be agreed to by AGL and Van Kampen

American Capital Distributors, Inc. as distributor of the Contracts. When a purchase payment accompanies an application to purchase a Contract and the application is properly completed, we will either process the application, credit the purchase payment, and issue the Contract or reject the application and return the purchase payment within two Valuation Dates after receipt of the application at our Home Office.

     If the application is not complete or is incorrectly completed, we will request additional documents or information within five Valuation Dates after receipt of the application at our Home Office. If a correctly-completed application is not received within five Valuation Dates after receipt of the purchase payment at our Home Office, we will return the purchase payment immediately unless the prospective purchaser specifically consents to our retaining the purchase payment until the application is made complete, in which case the initial purchase payment is credited as of the end of the Valuation Period in which we receive at our Home Office the last information required to process the application. Subsequent purchase payments are credited as of the end of the Valuation Period in which they and any required Written identifying information, are received at our Home Office. We reserve the right to reject any application or purchase payment for any reason.

     If the Owner's Account Value in any Division falls below $500 because of a partial withdrawal from the Contract, we reserve the right to transfer, without charge, the remaining balance to the Money Market Division. If the Owner's Account value in any Division falls below $500 because of a transfer to another Division or to the Fixed Account, we reserve the right to transfer the remaining balance in that Division, without charge and pro rata, to the Division, Divisions or Fixed Account to which the transfer was made. These minimum requirements are waived for transfers under the Automatic Rebalancing program. See "Automatic Rebalancing." If the Owner's total Account Value falls below $500, we may cancel the Contract. Such a cancellation would be considered a full surrender of the Contract. We will provide you with 60 days' advance notice of any such cancellation.

     So long as the Account Value does not fall below $500, you need make no further purchase payments. You may, however, elect to make subsequent purchase payments at any time prior to the Annuity Commencement Date and while the Owner and Annuitant are still living. Checks for subsequent purchase payments should be made payable to American General Life Insurance Company and forwarded directly to our Home Office. We also accept purchase payments by wire or by exchange from another insurance company. You may obtain further information about how to make purchase payments by either of these methods from your sales representative or from us at the addresses and telephone numbers on the cover page of this Prospectus. Purchase payments pursuant to salary reduction plans may be made only with our agreement.

     Your purchase payments begin to earn a return in the Divisions of Separate Account D or the Guarantee Periods of the Fixed Account as of the date we credit the purchase payments to your Contract. In your application form, you select (in whole percentages) the amount of each purchase payment that is to be allocated to each Division and each Guarantee Period. You can change these allocation percentages at any time by Written notice to us.

                              OWNER ACCOUNT VALUE

     Prior to the Annuity Commencement Date, your Account Value under a Contract is the sum of your Variable Account Value and Fixed Account Value, as discussed below.

VARIABLE ACCOUNT VALUE

     Your Variable Account Value as of any Valuation Date prior to the Annuity Commencement Date is the sum of your Variable Account Values in each Division of Separate Account D as of that date. Your Variable Account Value in any such Division is the product of the number of your Accumulation Units in that Division multiplied by the value of one such Accumulation Unit as of that Valuation Date. There is no guaranteed minimum Variable Account Value. To the extent that your Account Value is allocated to Separate Account D, you bear the entire risk of investment losses.

     Accumulation Units in a Division are credited to you when you allocate purchase payments or transferred amounts to that Division. Similarly, such Accumulation Units are canceled to the extent you transfer or withdraw amounts from a Division or to the extent necessary to pay certain charges under the Contract. The crediting or cancellation of Accumulation Units is based on the value of such Accumulation Units at the end of the Valuation Date as of which the related amounts are being credited to or charged against your Variable Account Value, as the case may be.

     The value of an Accumulation Unit for a Division on any Valuation Date is equal to the previous value of that Division's Accumulation Unit multiplied by that Division's net investment factor for the Valuation Period ending on that Valuation Date.

     The net investment factor for a Division is determined by dividing (1) the net asset value per share of the Series shares held by the Division, determined at the end of the current Valuation Period, plus the per share amount of any dividend or capital gains distribution made with respect to the Series shares held by the Division during the current Valuation Period, by (2) the net asset value per share of the Series shares held in the Division as determined at the end of the previous Valuation Period, and subtracting from that result a factor representing the mortality risk, expense risk and administrative expense charge.

FIXED ACCOUNT VALUE

     Your Fixed Account Value as of any Valuation Date prior to the Annuity Commencement Date is the sum of your Fixed Account Value in each Guarantee
Period as of that date. Your Fixed Account Value in any Guarantee Period is equal to the following amounts, in each case increased by accrued interest at the applicable Guaranteed Interest Rate: (1) the amount of net purchase payments, renewals and transferred amounts allocated to the Guarantee Period less (2) the amount of any transfers or withdrawals out of the Guarantee Period, including withdrawals to pay applicable charges.

     The Fixed Account Value is guaranteed by AGL. Therefore, AGL bears the investment risk with respect to amounts allocated to the Fixed Account, except to the extent that AGL may vary the Guaranteed Interest Rate for future Guarantee Periods (subject to the minimum Guaranteed Interest Rate stated in your Contract).

            TRANSFER, AUTOMATIC REBALANCING, SURRENDER AND PARTIAL
                       WITHDRAWAL OF OWNER ACCOUNT VALUE

TRANSFERS

     Commencing 30 days after the Contract's date of issue and prior to the Annuity Commencement Date, you may transfer your Account Value at any time among the available Divisions of Separate Account D and Guarantee Periods, subject to the conditions described below.

Such transfers will be effective at the end of the Valuation Period in which we receive your Written or telephone transfer request.

     If a transfer would cause your Account Value in any Division or Guarantee Period to fall below $500, we reserve the right to also transfer the remaining balance in that Division or Guarantee Period in the same proportions as the transfer request.

     Prior to the Annuity Commencement Date and after the first 30 days following the date the Contract was issued, you may make up to twelve transfers each Contact Year without charge, but additional transfers will be subject to a $25 charge. Also, no more than 25% of the Account Value you allocated to a Guarantee Period at its inception may be transferred during any Contract Year. This 25% limitation does not apply to transfers from the one-year Guarantee Period, to transfers within 15 days before or after the end of the Guarantee Period in which the transferred amounts were being held or to a renewal at the end of the Guarantee Period to the same Guarantee Period.

     Subject to the above general rules concerning transfers, you may establish an automatic transfer plan, whereby amounts are automatically transferred by us from the Money Market Division or the one-year Guarantee Period to one or more other Divisions on a monthly, quarterly, semi-annual or annual basis. Transfers under such automatic transfer plan will not count towards the twelve free transfers each Contract Year, and will not incur a $25 charge. You may obtain additional information about how to establish an automatic transfer program from your sales representative or from us at the telephone numbers and addresses on the front cover of this Prospectus.

     If the person or persons that are entitled to make transfers have provided a Written request for the Telephone Transfer Privilege form that is on file with us, transfers may be made pursuant to telephone instructions, subject to the terms of the Telephone Transfer Privilege authorization. We will honor telephone transfer instructions from any person who provides the correct information, so there is a risk of possible loss to you if unauthorized persons use this service in your name. Currently we attempt to limit the availability of telephone transfer instructions only to the Owner of the Contract for which instruction is received. Under the Telephone Transfer Privilege we are not liable for any acts or omissions based upon instructions that we reasonably believe to be genuine, including losses arising from errors in the communication of transfer instructions. We have established procedures for accepting telephone transfer instructions, which include verification of the Contract number, the identity of the caller, both the Annuitant's and Owner's names, and a form of personal identification from the caller. We will mail to the Owner a written confirmation of the transaction. If several persons seek to effect telephone transfers at or about the same time, or if our recording equipment malfunctions, it may be impossible for you to make a telephone transfer at the time you wish. If this occurs, you should submit a Written transfer request. Also, if, due to malfunction or other circumstances, the recording of your telephone request is incomplete or not fully comprehensible, we will not process the transaction. The phone number for telephone exchanges is 1-800-200-3883.

The Contracts are not designed for professional market timing organizations or other entities utilizing programmed and frequent transfers. We reserve the right at any time and without prior notice to any party to terminate, suspend, or modify our policy regarding transfers.

AUTOMATIC REBALANCING

     Automatic Rebalancing within the Separate Account is available for Contracts with an Account Value of $25,000 and larger at the time the application for Automatic Rebalancing is received. Application for Automatic Rebalancing can be made either at issue or after issue, and may subsequently be discontinued.

     Automatic Rebalancing occurs when funds are transferred by us among the Separate Account Divisions so that the values in each Division match the Owner's percentage allocation for Automatic Rebalancing then in effect. Automatic Rebalancing is available on a quarterly, semi-annual or annual basis, measured from the Contract Anniversary date. A Contract Anniversary date which falls on the 29th, 30th, or 31st of the month will result in Automatic Rebalancing as of the 1st of the next month. Automatic Rebalancing does not permit transfers to or from any Guarantee Period. Transfers under Automatic Rebalancing will not count towards the twelve free transfers each Contract Year, and will not incur a $25 charge.

SURRENDERS AND PARTIAL WITHDRAWALS

     At any time prior to the Annuity Commencement Date and while the Annuitant is still living, the Owner may make a full surrender of or partial withdrawal from his or her Contract.

     The amount payable to the Owner upon full surrender is the Owner's Account Value at the end of the Valuation Period in which we receive a Written surrender request in good order, minus any applicable Surrender Charge, minus the amount of any uncollected Contract Fee (see "Annual Contract Fee") and minus any applicable premium tax. Our current practice is to require that you return the Contract with any request for a full surrender. After a full surrender, or if the Owner's Account Value falls to zero, all rights of the Owner, Annuitant or any other person with respect to the Contract will terminate, subject to a right to reinstate the Contract. (See "One-Time Reinstatement Privilege.") All collateral assignees of record must consent to any full surrender or partial withdrawal.

     Your Written request for a partial withdrawal should specify the Divisions of Separate Account D, or the Guarantee Periods of the Fixed Account, from which you wish the partial withdrawal to be made. If you do not specify, or if the withdrawal cannot be made in accordance with your specification, to the extent necessary the withdrawal will be taken pro-rata from the Divisions and Guarantee Periods, based on your Account Value in each. Partial withdrawal requests must be for at least $100 or, if less, all of your Account Value. If your remaining Account Value in a Division or Guarantee Period would be less than $500 as a result of the withdrawal (except for the Money Market Division), we reserve the right to transfer, without charge, the remaining balance to the Money Market Division. Unless you request otherwise, upon a partial withdrawal, your Accumulation Units and Fixed Account interests that are cancelled will have a total value equal to the amount of the withdrawal request, plus any Surrender Charge, and premium tax if applicable, payable upon the partial withdrawal. The amount payable to you, therefore, will be the amount of the withdrawal request.

     We also make available a systematic withdrawal plan under which you may make automatic partial withdrawals at periodic intervals in a specified amount, subject to the terms and conditions applicable to other partial withdrawals. Additional information about how to establish such a systematic withdrawal program may be obtained from your sales representative or from us at the addresses and phone numbers set forth on the cover page of this Prospectus. We reserve the right to modify or terminate our procedures for systematic withdrawals at any time.

     The Code provides that a penalty tax will be imposed on certain premature surrenders or withdrawals. For a discussion of this and other tax implications of total surrenders and systematic and other partial withdrawals, including withholding requirements, see "Federal Income Tax Matters."

                  ANNUITY PERIOD AND ANNUITY PAYMENT OPTIONS

ANNUITY COMMENCEMENT DATE

     The Owner may select the Annuity Commencement Date when applying to purchase a Contract and may change a previously-selected date at any time prior to the beginning of an Annuity Payment Option by submitting a Written request, subject to Company approval. The Annuity Commencement Date may be any day of any month up to the Annuitant's one hundredth birthday inclusive. (Pennsylvania has special limitations which may require the Annuity Commencement Date to be as early as age 85 but in no event beyond age 90.) See "Federal Income Tax Matters" for a description of the penalties that may attach to distributions prior to the Annuitant's attaining age 59 1/2 under any Contract or after April 1 of the year following the calendar year in which the Annuitant attains age 70 1/2 under Qualified Contracts.

APPLICATION OF OWNER ACCOUNT VALUE

     We will automatically apply your Variable Account Value in any Division to provide Variable Annuity Payments based on that Division and your Fixed Account Value to provide Fixed Annuity Payments. However, if you give us other Written instructions at least thirty days prior to the Annuity Commencement Date, we will apply your Account Value in different proportions.

     We deduct any applicable state and local premium taxes from the amount of Account Value being applied to an Annuity Payment Option. In some cases, we may deduct a Surrender Charge from the amount being applied. See "Surrender Charge." Subject to any such adjustments, your Variable and Fixed Account Values are applied to an Annuity Payment Option, as discussed below, as of the end of the Valuation Period that contains the tenth day prior to the Annuity Commencement Date.

FIXED AND VARIABLE ANNUITY PAYMENTS

     The amount of the first monthly Fixed or Variable Annuity Payment will be at least as favorable as that produced by the annuity tables set forth in the Contract, based on the amount of your Account Value that is applied to provide the Fixed or Variable Annuity Payments. Thereafter, the amount of each monthly Fixed Annuity Payment is fixed and specified by the terms of the Annuity Payment Option selected.

     The Account Value that is applied to provide Variable Annuity Payments is converted to a number of Annuity Units by dividing the amount of the first Variable Annuity Payment by the value of an Annuity Unit of the relevant Division as of the end of the Valuation Period that includes the tenth day prior to the Annuity Commencement Date. This number of Annuity Units thereafter remains constant with respect to any Annuitant, and the amount of each subsequent Variable Annuity Payment is determined by multiplying this number by the value of an Annuity Unit as of the end of the Valuation Period that contains the tenth day prior to the date of each payment. If the Variable Annuity Payments are based on more than one Division, these calculations are performed separately for each Division. The value of an Annuity Unit at the end of a Valuation Period is the value of the Annuity Unit at the end of the previous Valuation Period, multiplied by the net investment factor (see "Variable Account Value") for the Valuation Period, with an offset for the 3.5% assumed interest rate used in the Contract's annuity tables.

     As a result of the foregoing computations, if the net investment return for a Division for any month is at an annual rate of more than the assumed interest rate used in the Contract's annuity tables, any Variable Annuity Payment based on that Division will be greater than the Variable Annuity Payment based on that Division for the previous month. If the net investment return for a Division for any month is at an annual rate of less than the assumed interest rate used in the Contract's annuity tables, any Variable Annuity Payment based on that Division will be less than the Variable Annuity Payment based on that Division for the previous month.

ANNUITY PAYMENT OPTIONS

     The Owner may elect to have annuity payments made beginning on the Annuity Commencement Date under any one of the Annuity Payment Options described below. We will notify the Owner 60 to 90 days prior to the scheduled Annuity Commencement Date that the Contract is scheduled to mature, and request that an Annuity Payment Option be selected. If the Owner has not selected an Annuity Payment Option ten days prior to the Annuity Commencement Date, we will proceed as follows: (1) if the scheduled Annuity Commencement Date is any date prior to the Annuitant's one hundredth birthday, we will extend the Annuity Commencement Date to the Annuitant's one hundredth birthday; or (2) if the scheduled Annuity Commencement Date is the Annuitant's one hundredth birthday, the Account Value less any applicable charges and premium taxes will be paid in one sum to the Owner. This procedure is different in Pennsylvania because the Annuity Commencement Date cannot exceed age 90.

     The Code imposes minimum distribution requirements that have a bearing on the Annuity Payment Option that should be chosen in connection with Qualified Contracts. See "Federal Income Tax Matters." We are not responsible for monitoring or advising Owners as to whether the minimum distribution requirements are being met, unless we have received a specific Written request to do so.

     No election of any Annuity Payment Option may be made unless an initial annuity payment of at least $100 would be provided, where only Fixed or only Variable Annuity Payments are elected, and $50 on each basis when a combination of Variable and Fixed Annuity Payments is elected. If these minimums are not met, we will first reduce the frequency of annuity payments, and if the minimums are still not met, we will make a lump-sum payment to the Annuitant or other properly-designated payee in the amount of the Owner's Account Value, less any applicable Surrender Charge, any uncollected Annual Contract Fee, and any applicable premium tax.

     The Owner, or if the Owner has not done so, the Beneficiary may, within 60 days after the death of the Owner or Annuitant, elect that any amount due to the Beneficiary be applied under any option described below, subject to certain tax law requirements. See "Death Proceeds." Thereafter, the Beneficiary will have all the remaining rights and powers under the Contract and be subject to all the terms and conditions thereof. The first annuity payment will be made at the beginning of the second month following the month in which we approve the settlement request. Annuity Units will be credited based on Annuity Unit Values at the end of the Valuation Period that contains the tenth day prior to the beginning of said second month.

     When an Annuity Payment Option becomes effective, the Contract must be delivered to our Home Office, in exchange for a payment contract providing for the option elected.

     Information about the relationship between the Annuitant's sex and the amount of annuity payments, including requirements for gender-neutral annuity rates in certain states and in connection with certain employee benefit plans is set forth under "Gender of Annuitant" in the Statement. See "Contents of Statement of Additional Information."

OPTION 1 - LIFE ANNUITY - Annuity payments are payable monthly during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant. It would be possible under this arrangement for the Annuitant or other payee to receive only one annuity payment if the Annuitant died prior to the second annuity payment, since no minimum number of payments is guaranteed.

OPTION 2 - LIFE ANNUITY WITH 120, 180, OR 240 MONTHLY PAYMENTS CERTAIN - Annuity payments are payable monthly during the lifetime of an Annuitant; provided, that if the Annuitant dies during the period certain, the Beneficiary is entitled to receive monthly payments for the remainder of the period certain.

OPTION 3 - JOINT AND LAST SURVIVOR LIFE ANNUITY - Annuity payments are payable monthly during the lifetime of the Annuitant and another payee and continue during the lifetime of the survivor, ceasing with the last payment prior to the death of the survivor. It is possible under this option for the Annuitant or other payee to receive only one annuity payment if both die before the second annuity payment, since no minimum number of payments is guaranteed. If one of these persons dies before the Annuity Commencement Date, the election of this option is revoked, the survivor becomes the sole Annuitant, and no death proceeds are payable by virtue of the death of the other Annuitant.

OPTION 4 - PAYMENTS FOR DESIGNATED PERIOD - Annuity payments are payable monthly to an Annuitant or other properly-designated payee, or at his or her death, the Beneficiary, for a selected number of years ranging from five to forty. If this option is selected on a variable basis, the designated period may not exceed the life expectancy of such Annuitant or other properly-designated payee.

OPTION 5 - PAYMENTS OF A SPECIFIC DOLLAR AMOUNT - The amount due is paid in equal monthly installments of a designated dollar amount (not less than $125 nor more than $200 per annum per $1,000 of the original amount due) until the remaining balance is less than the amount of one installment. If the person receiving these payments dies, the remaining payments continue to be made to the Beneficiary. Payments under this option are available on a fixed basis only. To determine the remaining balance at the end of any month, such balance at the end of the previous month is decreased by the amount of any installment paid during the month and the result will be accumulated at an interest rate not less than 3.5% compounded annually. If the remaining balance at any time is less than the amount of one installment, such balance will be paid and will be the final payment under the option.

     Under the fourth option there is no mortality guarantee by us, even though Variable Annuity Payments will be reduced as a result of a charge to Separate Account D which is partially for mortality risks. See "Charge to Separate Account D."

     A payee receiving Variable (but not Fixed) Annuity Payments under the fourth option can elect at any time to commute (terminate) such option and receive the current value of the annuity, which would be based on the values next determined after the Written request for payment is received by us. The current value of the annuity under the fourth option is the value of all remaining annuity payments, assumed to be level, discounted to present value at an annual rate of 3.5%. Other than by election of such a lump-sum payment under the fourth option, an Annuity Payment Option may not be terminated once annuity payments have commenced.

     Under federal tax regulations, the election of the fourth or fifth options may be treated in the same manner as a surrender of the total account. For tax consequences of such treatment, see "Federal Income Tax Matters." Also, in such a case, tax-deferred treatment of subsequent earnings may not be available.

     ALTERNATIVE AMOUNT UNDER FIXED LIFE ANNUITY OPTIONS - Each Contract provides that when Fixed Annuity Payments are to be made under one of the first three Annuity Payment Options described above, the Owner (or if the Owner has not elected a payment option, the Beneficiary) may elect monthly payments to the Annuitant or other properly-designated payee equal to the monthly payment available under similar circumstances based on single payment immediate fixed annuity rates then in use by us. The purpose of this provision is to assure the Annuitant that, at retirement, if the fixed annuity purchase rate then offered by us for new single payment immediate annuity contracts is more favorable than the annuity rates guaranteed by the Contract, the Annuitant or other properly-designated payee will be given the benefit of the new annuity rates.

     In lieu of monthly payments, payments may be elected on a quarterly, semi-annual or annual basis, in which case the amount of each annuity payment will be determined on a basis consistent with that described above for monthly payments.

TRANSFERS

     After  the   Annuity   Commencement   Date,   the   Annuitant   or  other
properly-designated payee may make one transfer every 180 days among the available Divisions of Separate Account D or from the Divisions to a fixed Annuity Payment Option. No charge will be assessed for such transfer. No transfers from a fixed to a variable Annuity Payment Option are permitted. If a transfer would cause the value that is attributable to a Contract in any Division to fall below $500, we reserve the right to transfer the remaining balance in that Division in the same proportion as the transfer request. Transfers will be effected at the end of the Valuation Period in which we receive the Written transfer request at our Home Office. We reserve the right to terminate or restrict transfers at any time.

                                DEATH PROCEEDS

DEATH PROCEEDS PRIOR TO THE ANNUITY COMMENCEMENT DATE

     The death proceeds described below are payable to the Beneficiary under the Contract if, prior to the Annuity Commencement Date, any of the following events occurs: (a) the Annuitant dies and no Contingent Annuitant has been named under a Non-Qualified Contract; (b) the Annuitant dies and we also receive proof of death of any named Contingent Annuitant; or (c) the Owner (including the first to die in the case of joint Owners) of a Non-Qualified Contract dies, regardless of whether said deceased Owner was also the Annuitant (however, if the Beneficiary is the Owner's surviving spouse, the Beneficiary may elect to continue the Contract as described in the second paragraph below). The death proceeds, prior to deduction of any applicable premium taxes, will equal the greatest of (1) the sum of all net purchase payments made (less any previously-deducted premium taxes and all prior partial withdrawals), (2) the Owner's Account Value as of the end of the Valuation Period in which we receive, at our Home Office, proof of death and the Written request as to the manner of payment, or (3) the Highest Anniversary Value prior to the date of death, as defined below.

     The Highest Anniversary Value prior to the date of death will be determined as follows:

          First,  we will  calculate the Account  Values at the end of each of
          the  past  Contract   Anniversaries   that  occurred  prior  to  the
          deceased's 81st birthday;

          Second, each of the Account Values will be increased by the amount of net purchase payments made since the end of such Contract Years; and

          Third, the result will be reduced by the amount of any withdrawals made since the end of such Contract Years.

     The Highest Anniversary Value will be an amount equal to the highest of such values. The Highest Anniversary Value will not be calculated after the 81st birthday. Net purchase payments are purchase payments less applicable premium tax.

     We will pay the death proceeds to the Beneficiary as of the date the proceeds become payable. Such date is the end of the Valuation Period in which we receive proof of the Owner's or Annuitant's death and a Written request in good order from the Beneficiary as to the manner of payment.

     If the Owner has not already done so, the Beneficiary may, within sixty days after the date the death proceeds become payable, elect to receive the death proceeds as a lump sum or in the form of one of the Annuity Payment Options provided in the Contract. See "Annuity Payment Options." If we receive no request as to the manner of payment, we will make a lump-sum payment, based on values determined at that time.

     If the Owner under a Non-Qualified Contract dies prior to the Annuity Commencement Date, the Code requires that all amounts payable under the Contract be distributed (a) within five years of the date of death or (b) as annuity payments beginning within one year of the date of death and continuing over a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is the Owner's surviving spouse, the spouse may elect to continue the Contract as the new Owner and, if the original Owner was the Annuitant, as the new Annuitant. If the Owner is not a natural person, these requirements apply upon the death of the primary Annuitant within the meaning of the Code. Failure to satisfy these Code distribution requirements may result in serious adverse tax consequences. Under a parallel section of the Code, similar requirements apply to retirement plans in connection with which Qualified Contracts are issued.

DEATH PROCEEDS AFTER THE ANNUITY COMMENCEMENT DATE

     If the Annuitant dies following the Annuity Commencement Date, the only amounts payable to the Beneficiary or other properly-designated payee are any continuing payments provided for under the Annuity Payment Option selected. See "Annuity Payment Options." In such a case, the payee will have all the remaining rights and powers under a Contract and be subject to all the terms and conditions thereof. Also, if the Annuitant dies following the Annuity Commencement Date, no previously named Contingent Annuitant can become the Annuitant.

     If the payee under a Non-Qualified Contract dies after the Annuity Commencement Date, any remaining amounts payable under the terms of the Annuity Payment Option must be distributed at least as rapidly as under the method of distribution then in effect. If the payee is not a natural person, this requirement applies upon the death of the primary Annuitant within the meaning of the Code. Failure to satisfy these requirements of the Code may result in serious adverse tax consequences. Under a parallel section of the Code, similar requirements apply to the retirement plans in connection with which Qualified Contracts are issued.

PROOF OF DEATH

     We accept the following as proof of any person's death: a copy of a certified death certificate; a copy of a certified decree of a court of competent jurisdiction as to the finding of death; a written statement by a medical doctor who attended the deceased at the time of death; or any other proof satisfactory to us.

     Once we have paid the death proceeds, the Contract terminates and we have no further obligations thereunder.

                          CHARGES UNDER THE CONTRACTS

PREMIUM TAXES

     When applicable, we will deduct an amount to cover premium taxes imposed by certain states. We may deduct such amount either at the time the tax is imposed or later. Such deduction may be made, in accordance with applicable state law:

(1)  from purchase payment(s) when received; or

(2)  from the Owner's Account Value at the time annuity payments begin; or

(3)  from the amount of any partial withdrawal; or

(4) from proceeds payable upon termination of the Contract for any other reason, including death of the Annuitant or Owner, or surrender of the Contract.

     If premium tax is paid, AGL may reimburse itself for such tax when deduction is being made under items 2, 3, or 4 above calculated by multiplying the sum of Purchase Payments being withdrawn by the applicable premium tax percentage.

     Applicable premium tax rates depend upon the Owner's then-current place of residence. Applicable rates currently range from 0% to 3.5% and are subject to change by legislation, administrative interpretations or judicial acts. We will not make a profit on this charge.

SURRENDER CHARGE

     The Surrender Charge reimburses us for part of our expenses related to distributing the Contracts. We believe, however, that the amount of such expenses will exceed the amount of revenues generated by the Surrender Charge. We will pay such excess out of our general surplus, which might include profits from the charge for the assumption of mortality and expense risks.

     Unless a withdrawal is exempt from the Surrender Charge (as discussed below), the Surrender Charge is a percentage of the amount of each purchase payment that is withdrawn during the first seven years after it was received. The percentage declines depending on how many years have passed since the withdrawn purchase payment was originally credited to your Account Value, as follows:

                                                    Surrender Charge as a
        Year of Purchase                            Percentage of Purchase
        Payment Withdrawal                          Payment Withdrawn
        ------------------                          ----------------------
               1st                                          6%
               2nd                                          6%
               3rd                                          5%
               4th                                          5%
               5th                                          4%
               6th                                          3%
               7th                                          2%
               Thereafter                                   0%

     Only for the purpose of computing the Surrender Charge, the earliest purchase payments are deemed to be withdrawn first, and before any amounts in excess of purchase payments are withdrawn from your Account Value. The following transactions will be considered as withdrawals for purposes of assessing the Surrender Charge: total surrender, partial withdrawal, commencement of an Annuity Payment Option, and termination due to insufficient Account Value.

     Nevertheless, the Surrender Charge will NOT apply to withdrawals in the following circumstances:

          The amount of withdrawals that exceeds the cumulative amount of your purchase payments;

          Death of the Annuitant,  at any age, after the Annuity  Commencement
          Date;

          Death  of  the   Annuitant,   at  any  age,  prior  to  the  Annuity
          Commencement Date, provided no Contingent Annuitant survives;

          Death of the Owner, including the first to die in the case of joint Owners of a Non-Qualified Contract;

          Annuitization   over  at  least  10   years,   or  life   contingent
          annuitization where the life expectancy is at least 10 years;

          Within the 30 day window under the One-Time Reinstatement Privilege;

          If the Annuitant has been confined to a long-term care facility or is subject to a terminal illness (to the extent that the rider for these matters is available in your state), as set forth under "Long-Term Care and Terminal Illness".

     The Surrender Charge also does NOT apply to the surrender of a Contract, or to the withdrawal of Contract Value (limited to the Variable Account Value and the one year Guarantee Period) of a Contract, issued to owners who are:
(1) employees or registered representatives (or the spouses or minor children of employees or registered representatives) of any broker-dealer authorized to sell the Contracts, or (2) officers, directors, or bona-fide full-time employees of AGL or American General Securities Incorporated, the principal underwriter of the Contracts, or their affiliated companies, or Van Kampen American Capital Distributors, Inc., the distributor of the Contracts, or its affiliated companies. These waivers of Surrender Charge are based upon the Contract Owner's status at the time the Contract was purchased.

     In addition, the Surrender Charge does NOT apply to the portion of your first withdrawal or total surrender in any Contract Year that does not exceed 10% of the amount of your purchase payments that (a) have not previously been withdrawn and (b) have been credited to the Contract for at least one year. If multiple withdrawals are made during a Contract Year, the amount eligible for the free withdrawal will be recalculated at the time of each withdrawal. After the first Contract Year, non-automatic and automatic withdrawals may be made in the same Contract Year subject to the 10% limitation. For withdrawals under a systematic withdrawal plan, Purchase Payments credited for 30 days or more are eligible for the 10% free withdrawal.

     The Surrender Charge will not apply to any amounts withdrawn which are in excess of the amount permitted by the 10% free withdrawal privilege, described above, if such amounts are required to be withdrawn to obtain or retain favorable tax treatment. For example, under certain circumstances the income and estate tax benefits of a charitable remainder trust may be available only if assets are withdrawn from a Contract funding such trust more rapidly than the 10% free withdrawal privilege would permit. This exception is subject to our approval.

     A free withdrawal pursuant to any of the foregoing Surrender Charge exceptions is not deemed to be a withdrawal of purchase payments, except for purposes of computing the 10% free withdrawal described in the preceding paragraph. A penalty tax may be imposed on distributions if the recipient is under age 59 1/2. See "Penalty Tax on Premature Distributions."

TRANSFER CHARGES

     The charges to defray the expense of effecting transfers are described under "Transfer, Automatic Rebalancing, Surrender and Partial Withdrawal of Owner Account Value - Transfers" and "Annuity Period and Annuity Payment Options - Transfers." These charges are designed not to yield a profit to us.

ANNUAL CONTRACT FEE

     An Annual Contract Fee of $30 will be deducted from each Owner's Account Value at the end of each Contract Year prior to the Annuity Commencement Date. This Fee is for administrative expenses (which do not include expenses of distributing the Contracts), and we do not expect that the revenues we will derive from this Fee will exceed such expenses. Unless paid directly, the Fee will be allocated among the Guarantee Periods and Divisions in proportion to your Account Value in each. Certain states, however, restrict the amount of the Fee which can be allocated to the Guarantee Periods. The entire Fee for the year will be deducted from the proceeds of any full surrender. We reserve the right to waive the Fee.

CHARGE TO SEPARATE ACCOUNT D

     To offset other administrative expenses not covered by the Annual Contract Fee discussed above, and to compensate us for assuming mortality and expense risks under the Contracts, Separate Account D will incur a daily charge at an annualized rate of 1.40% of the average daily net asset value of Separate Account D attributable to the Contracts. Of this amount, .15% is for administrative expenses and 1.25% is for the assumption of mortality and expense risks. We do not expect to earn a profit on that portion of the charge which is for administrative expenses, but we do expect to derive a profit from the portion which is for the assumption of mortality and expense risks. There is no necessary relationship between the amount of administrative charges imposed on a given Contract and the amount of expenses actually attributable to that Contract.

     In assuming the mortality risk, we are subject to the risk that our actuarial estimate of mortality rates may prove erroneous and that Annuitants will live longer than expected, or that more Owners or Annuitants than expected will die at a time when the death benefit guaranteed by us is higher than the net surrender value of their interests in the Contracts. In assuming the expense risk, we are subject to the risk that the revenues from the expense charges under the Contracts (which charges are guaranteed not to be increased) will not cover our expense of administering the Contracts.

MISCELLANEOUS

     Charges and expenses are paid out of the assets of each Series, as described in the prospectus relating to that Series. We reserve the right to impose charges or establish reserves for any federal or local taxes incurred or that may be incurred by us, and that may be deemed attributable to the Contracts.

SYSTEMATIC WITHDRAWAL PLAN

     Automatic partial withdrawals, with minimum payments of $100, may be made at periodic intervals through a systematic withdrawal program and the Contract Owner may choose from payment schedules of monthly, quarterly, semi-annually, or annually, and may start, stop, increase or decrease payments. Withdrawals may start as early as 30 days after the issue date of the Contract and may be taken from the Fixed Account or any Division, as specified by the Owner. Systematic withdrawals are subject to the terms and conditions applicable to other partial withdrawals, including Surrender Charges and exceptions to Surrender Charges.

ONE-TIME REINSTATEMENT PRIVILEGE

     If the Account Value is at least $500, the Owner may elect to reinvest all of the proceeds that were previously liquidated from the Contract within the past 30 days and have the Surrender Charge and any Annual Contract Fee not then due credited back to the Contract. The funds will be reinvested at the value next following the date of receipt of the reinstated Account Value. Unless you request otherwise, the reinstated Account Value will be allocated among the Divisions and Guarantee Periods in the same proportions as the prior surrender. You may use this privilege only once.

REDUCTION IN SURRENDER CHARGES OR ADMINISTRATIVE CHARGES

     We may reduce the Surrender Charges or administrative charges imposed under certain Qualified Contracts in connection with employer-sponsored plans. Any such reductions will reflect differences in costs or services (due to such factors as reduced sales expenses or administrative efficiencies relating to serving a large number of employees of a single employer and functions assumed by the employer that we otherwise would have to perform) and will not be unfairly discriminatory as to any person.

                      LONG-TERM CARE AND TERMINAL ILLNESS

     THE RIDER DESCRIBED BELOW IS NOT AVAILABLE IN ALL STATES, AND YOU SHOULD THEREFORE CONSULT YOUR SALES REPRESENTATIVE OR OUR HOME OFFICE AS TO WHETHER IT WILL APPLY TO YOU. THERE IS NO SEPARATE CHARGE FOR THIS RIDER.

     LONG-TERM CARE

     Pursuant to a special Contract rider, no Surrender Charge will apply to a partial withdrawal or total surrender made during any period of time that the Annuitant is confined for 30 days or more (or within 30 days after discharge) in a hospital or state-licensed in-patient nursing facility. We must receive Written proof of such confinement that is satisfactory to us.

TERMINAL ILLNESS

     The rider also provides that no Surrender Charge will apply to a partial withdrawal or total surrender if we have received a physician's Written certification that the Annuitant is considered to be terminally ill and not expected to live more than twelve months and have waived or exercised our right to a second physician's opinion.

                        OTHER ASPECTS OF THE CONTRACTS

     Only an officer of AGL can agree to change or waive the provisions of any Contract. The Contracts are non-participating and are not entitled to share in any dividends, profits or surplus of AGL.

OWNERS, ANNUITANTS, AND BENEFICIARIES; ASSIGNMENTS

     The Owner of a Contract will be the same as the Annuitant, unless the purchaser designates a different Owner when applying to purchase a Contract. In the case of joint ownership, both Owners must join in the exercise of any rights or privileges under the Contract. The Annuitant and any Contingent
Annuitant are designated in the application for a Contract and may not thereafter be changed.

     The Beneficiary and any Contingent Beneficiary are designated when applying to purchase a Contract. A Beneficiary or Contingent Beneficiary may be changed by the Owner prior to the Annuity Commencement Date, while the Annuitant is still alive, and by the payee following the Annuity Commencement Date. Any designation of a new Beneficiary or Contingent Beneficiary is effective as of the date it is signed but will not affect any payments we make or action we take before receiving the Written request. We also need the Written consent of any irrevocably-named Beneficiary or Contingent Beneficiary before making a change. Under certain retirement programs, spousal consent may be required to name a Beneficiary other than the spouse or to change a Beneficiary to a person other than the spouse. We are not responsible for the validity of any designation of a Beneficiary or Contingent Beneficiary.

     If no named Beneficiary or Contingent Beneficiary is living at the time any payment is to be made, the Owner will be the Beneficiary, or if the Owner is not then living, the Owner's estate will be the Beneficiary.

     Rights under a Qualified Contract may be assigned only in certain narrow circumstances referred to therein. Owners and other payees may assign their rights under Non-Qualified Contracts, including their ownership rights. We take no responsibility for the validity of any assignment. A change in ownership rights must be made in Writing and a copy must be sent to our Home Office. The change will be effective on the date it was made, although we are not bound by a change until the date we record it. The rights under a Contract are subject to any assignment of record at our Home Office. An assignment or pledge of a Contract may have adverse tax consequences. See "Federal Income Tax Matters."

REPORTS

     We will mail to Owners (or persons receiving payments following the Annuity Commencement Date), at their last known address of record, any reports and communications required by applicable law or regulation. You should therefore give us prompt written notice of any address change.

RIGHTS RESERVED BY US

     Upon notice to the Owner, a Contract may be modified by us, to the extent necessary in order to (1) operate Separate Account D in any form permitted under the 1940 Act or in any other form permitted by law; (2) transfer any assets in any Division to another Division, or to one or more separate accounts, or the Fixed Account; (3) add, combine or remove Divisions in Separate Account D, or combine the Separate Account with another separate account; (4) add, restrict or remove Guarantee Periods of the Fixed Account;
(5) make any new Division  available to you on a basis to be determined by us;
(6)substitute,  for the  shares  held in any  Division,  the shares of another
Series or the shares of another investment company or any other investment permitted by law; (7) make any changes required by the Code or by any other applicable law, regulation or interpretation in order to continue treatment of the Contract as an annuity; (8) commence deducting premium taxes or adjust the amount of premium taxes deducted in accordance with applicable state law; or
(9) make any changes required to comply with the rules of any Series. When required by law, we will obtain your approval of changes and the approval of any appropriate regulatory authority.

PAYMENT AND DEFERMENT

     Amounts surrendered or withdrawn from a Contract will normally be paid within seven calendar days after the end of the Valuation Period in which we receive the Written surrender or withdrawal request in good order. In the case of payment of death proceeds, if we do not receive a Written request as to the manner of payment within 60 days after the death proceeds become payable, any death benefit proceeds will be paid as a lump sum, normally within seven calendar days after the end of the Valuation Period that contains the last day of said 60 day period. We reserve the right, however, to defer payment or transfers of amounts out of the Fixed Account for up to six months. Also, we reserve the right to defer payment of that portion of your Account Value that is attributable to a purchase payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

     Finally, we reserve the right to defer payment of any surrender and annuity payment amounts or death benefit amounts of any portion of the Variable Account Value if (a) the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted; (b) an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the Variable Account Value; or (c) the Securities and Exchange Commission by order permits the delay for the protection  of Owners.  Transfers and  allocations  of Account Value among the
Divisions   and  the  Fixed   Account  may  also  be  postponed   under  these
circumstances.

                          FEDERAL INCOME TAX MATTERS
GENERAL

     It is not possible to comment on all of the federal income tax consequences associated with the Contracts. Federal income tax law is complex and its application to a particular person may vary according to facts peculiar to such person. Consequently, this discussion is not intended as tax advice, and you should consult with a competent tax adviser before purchasing a Contract.

     The discussion is based on the law, regulations and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department and judicial decisions.

     The discussion does not address state or local tax, estate and gift tax, or social security tax consequences associated with the Contracts.

NON-QUALIFIED CONTRACTS

     PURCHASE PAYMENTS. Purchasers of a Contract that does not qualify for special tax treatment and is therefore "Non-Qualified" may not deduct from their gross income the amount of purchase payments made.

     TAX DEFERRAL PRIOR TO ANNUITY COMMENCEMENT DATE. Owners who are natural persons are not taxed currently on increases in their Account Value resulting from interest earned in the Fixed Account or, if certain diversification requirements are met, the investment experience of Separate Account D. This treatment applies to Separate Account D only if it invests in Series that are "adequately diversified" in accordance with Treasury Department regulations. Although we do not control the Series, the investment advisers to the Series have undertaken to use their best efforts to operate the Series in compliance with these diversification requirements. A Contract investing in a Series that failed to meet the diversification requirements would subject Owners to current taxation of income in the Contract that has not previously been taxed. Income means the excess of the Account Value over the Owner's investment in the Contract (discussed below).

     Current regulations do not provide guidance as to any circumstances in which control over allocation of values among different investment alternatives may cause Owners or persons receiving annuity payments to be treated as the owners of Separate Account D assets for tax purposes. We reserve the right to amend the Contracts in any way necessary to avoid any such result. The Treasury Department has stated that it may establish standards in this regard through regulations or rulings. Such standards may apply only prospectively, although retroactive application is possible if such standards are considered not to embody a new position.

     Owners that are not natural persons -- that is, Owners such as corporations -- are taxed currently on annual increases in their Account Value unless an exception applies. Exceptions exist for, among other things, Owners that are not natural persons but that hold the Contract as an agent for a natural person.

     TAXATION OF ANNUITY PAYMENTS. Each annuity payment received after the Annuity Commencement Date is excludible from gross income in part. In the case of Fixed Annuity Payments, the excludible portion is determined by multiplying the amount paid by the ratio of the investment in the Contract (discussed below) to the expected return under the fixed Annuity Payment Option. In the case of Variable Annuity Payments, the amount paid is multiplied by the ratio of the investment in the Contract to the number of expected payments. In both cases, the remaining portion of each annuity payment, and all payments made after the investment in the Contract has been reduced to zero, are included in the payee's income. Should annuity payments cease on account of the death of the Annuitant before the investment in the Contract has been fully recovered, the payee is allowed a deduction for the unrecovered amount. If the payee is the Annuitant, the deduction is taken on the final tax return. If the payee is a Beneficiary, that Beneficiary may recover the balance of the total investment as payments are made or on the Beneficiary's final tax return. An Owner's "investment in the Contract" is the amount equal to the portions of purchase payments made by or on behalf of the Owner that have not been excluded or deducted from the individual's gross income, less amounts previously received under the Contract that were not included in income.

     TAXATION OF PARTIAL WITHDRAWALS AND TOTAL SURRENDERS. Partial withdrawals from a Contract are includible in income to the extent that the Owner's Account Value exceeds the investment in the Contract. In the event a Contract is surrendered in its entirety, any amount received in excess of the investment in the Contract is includible in income, and any remaining amount received is excludible from income. All annuity contracts issued by us to the same Owner during any calendar year are to be aggregated for purposes of determining the amount of any distribution that is includible in gross income.

     PENALTY TAX ON PREMATURE DISTRIBUTIONS. A penalty tax is imposed on distributions under a Contract equal to 10% of the amount includible in income. The penalty tax will not apply, however, to (1) distributions made on or after the recipient attains age 59 1/2, (2) distributions on account of the recipient's becoming disabled, (3) distributions that are made after the death of the Owner prior to the Annuity Commencement Date or the payee after the Annuity Commencement Date (or if such person is not a natural person, that are made after the death of the primary Annuitant, as defined in the Code), and
(4) distributions that are part of a series of substantially equal periodic payments made over the life (or life expectancy) of the Annuitant or the joint life (or joint life expectancies) of the Annuitant and the Beneficiary. Premature distributions may result, for example, from an early Annuity Commencement Date, an early surrender, partial withdrawal from or assignment of a Contract, or the early death of an Annuitant, unless clause (3) above applies.

     PAYMENT OF DEATH PROCEEDS. Special rules apply to the distribution of any death proceeds payable under the Contract. See "Death Proceeds."

     ASSIGNMENTS AND LOANS. An assignment, loan, or pledge with respect to a Non-Qualified Contract is taxed in the same manner as a partial withdrawal, as described above. Repayment of a loan or release of an assignment or pledge is treated as a new purchase payment.

INDIVIDUAL RETIREMENT ANNUITIES ("IRAS")

     PURCHASE PAYMENTS. Individuals who are not active participants in a tax qualified retirement plan may, in any year, deduct from their taxable income purchase payments for an IRA equal to the lesser of $2,000 or 100% of the individual's earned income. In the case of married individuals filing a joint return, the deduction will, in general, be the lesser of $4,000 or 100% of the combined earned income of both spouses, reduced by any deduction for an IRA purchase payment allowed to the spouse. Single persons who participate in a tax-qualified retirement plan and who have adjusted gross income not in excess of $25,000 may fully deduct their IRA purchase payments. Those who have adjusted gross income in excess of $35,000 will not be able to deduct purchase payments, and for those with adjusted gross income between $25,000 and $35,000 the deduction is phased out based on the amount of income. Similarly, the otherwise deductible portion of an IRA purchase payment will be phased out, in the case of married individuals filing joint tax returns, with adjusted gross income between $40,000 and $50,000, and in the case of married individuals filing separately, with adjusted gross income between $0 and $10,000. Individuals who are precluded from deducting all or a portion of their purchase payments because of participation in a tax-qualified retirement plan may still make non-deductible contributions on which earnings will be tax deferred. The total of deductible and non-deductible contributions may not exceed the lesser of $2,000 or 100% of earned income, or, in the case of married individuals filing a joint return, the lesser of $4,000 or 100% of the combined earned income of both spouses.

     DISTRIBUTIONS FROM AN IRA. Amounts received under an IRA as annuity payments, upon partial withdrawal or total surrender, or on the death of the Annuitant, are included in the Annuitant's or other recipient's income. If nondeductible purchase payments have been made, a pro rata portion of such distributions may not be included in income. A 10% penalty tax is imposed on the amount includible in gross income from distributions that occur before the Annuitant attains age 59 1/2 and that are not made on account of death or disability, with certain exceptions. These exceptions include distributions that are part of a series of substantially equal periodic payments made over the life (or life expectancy) of the Annuitant or the joint lives (or joint life expectancies) of the Annuitant and the Beneficiary. Distributions of minimum amounts specified by the Code must commence by April 1 of the calendar year following the calendar year in which the Annuitant attains age 70 1/2. Additional distribution rules apply after the death of the Annuitant. These rules are similar to those governing distributions on the death of an Owner (or other payee during the Annuity Period) under a Non-Qualified Contract. See "Death Proceeds." Failure to comply with the minimum distribution rules will result in the imposition of a penalty tax of 50% of the amount by which the minimum distribution required exceeds the actual distribution.

     TAX FREE ROLLOVERS. Amounts may be transferred in a tax-free rollover from a tax-qualified plan to an IRA (and from one IRA to another IRA) if certain conditions are met. All taxable distributions ("eligible rollover distributions") from tax qualified plans are eligible to be rolled over with the exception of (1) annuities paid over a life or life expectancy, (2) installments for a period of ten years or more, and (3) required minimum distributions under section 401(a)(9) of the Code.

     Rollovers may be accomplished in two ways. First, an eligible rollover distribution may be paid directly to an IRA (a "direct rollover"). Second, the distribution may be paid directly to the Annuitant and then, within 60 days of receipt, the amount may be rolled over to an IRA. However, any amount that was not distributed as a direct rollover will be subject to 20% income tax withholding.

SIMPLIFIED EMPLOYEE PENSION PLANS

     Employees and employers may establish an IRA plan known as a simplified employee pension plan ("SEP"), if certain requirements are met. An employee may make contributions to a SEP in accordance with the rules applicable to IRAs discussed above. Employer contributions to an employee's SEP are deductible by the employer and are not currently includible in the taxable income of the employee. However, total employer contributions are limited to 15% of an employee's compensation or $30,000, whichever is less.

SIMPLE RETIREMENT ACCOUNTS

     Employees and employers may establish an IRA plan known as a simple retirement account ("SRA"), if certain requirements are met. Under an SRA, the employer contributes elective employee compensation deferrals up to a maximum of $6,000 a year. The employer must, in general, make a fully vested matching contribution for employee deferrals up to 3% of compensation.

OTHER QUALIFIED PLANS

     PURCHASE PAYMENTS. Purchase payments made by an employer under a pension, profit-sharing, or annuity plan qualified under section 401 or 403(a) of the Code, not in excess of certain limits, are deductible by the employer. Such purchase payments are also excluded from the current income of the employee.

     DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE. To the extent that purchase payments are includible in an employee's taxable income, they (less any amounts previously received that were not includible in the employee's taxable income) represent his or her "investment in the Contract." Amounts received prior to the Annuity Commencement Date under a Contract in connection with a section 401 or 403(a) plan are generally allocated on a pro-rata basis between the employee's investment in the Contract and other amounts. A lump-sum distribution will not be includible in income in the year of distribution if the employee transfers, within 60 days of receipt, all amounts received, less the employee's investment in the Contract), to another tax-qualified plan or to an individual retirement account or an IRA in accordance with the rollover rules under the Code. However, any amount that is not distributed as a direct rollover will be subject to 20% income tax withholding. See "Tax Free Rollovers." Special tax treatment may be available in the case of certain lump-sum distributions that are not rolled over to another plan or IRA.

     A 10% penalty tax is imposed on the amount includible in gross income from distributions that occur before the employee's attaining age 59 1/2 and that are not made on account of death or disability, with certain exceptions. These exceptions include distributions that are (1) part of a series of substantially equal periodic payments beginning after the employee separates from service and made over the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the Beneficiary, (2) made after the employee's separation from service on account of early retirement after attaining age 55, or (3) made to an alternate payee pursuant to a qualified domestic relations order.

     ANNUITY PAYMENTS. A portion of annuity payments received under Contracts in connection with section 401 and 403(a) plans after the Annuity Commencement Date may be excludible from the employee's income, in the manner discussed above, in connection with Variable Annuity Payments, under "Non-Qualified Contracts - Taxation of Annuity Payments," except that the number of expected payments is determined under a provision in the Code. Distributions of minimum amounts specified by the Code generally must commence by April 1 of the calendar year following the calendar year in which the employee attains age 70 1/2 or retires, if later. Failure to comply with the minimum distribution rules will result in the imposition of a penalty tax of 50% of the amount by which the minimum distribution required exceeds the actual distribution.

     SELF-EMPLOYED INDIVIDUALS. Various special rules apply to tax-qualified plans established by self-employed individuals.

PRIVATE EMPLOYER UNFUNDED DEFERRED COMPENSATION PLANS

     PURCHASE PAYMENTS. Private taxable employers may establish unfunded, Non-Qualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors.

     These types of programs allow individuals to defer receipt of up to 100% of compensation that would otherwise be includible in income and therefore to defer the payment of federal income taxes on such amounts, as well as earnings thereon. Purchase payments made by the employer, however, are not immediately deductible by the employer, and the employer is currently taxed on any increase in Account Value.

     Deferred compensation plans represent a contractual promise on the part of the employer to pay current compensation at some future time. The Contract is owned by the employer and is subject to the claims of the employer's creditors. The individual has no right or interest in the Contract and is entitled only to payment from the employer's general assets in accordance with plan provisions.

     TAXATION OF DISTRIBUTIONS. Amounts received by an individual from a private employer deferred compensation plan are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.

EXCESS DISTRIBUTIONS - 15% TAX

     Certain persons, particularly those who participate in more than one tax-qualified retirement plan, may be subject to an additional tax of 15% on certain excess aggregate distributions from those plans. In general, excess distributions are taxable distributions for all tax qualified plans in excess of a specified annual limit for payments made in the form of an annuity (currently $160,000) or five times the annual limit for lump-sum distributions.

FEDERAL INCOME TAX WITHHOLDING AND REPORTING

     Amounts distributed from a Contract, to the extent includible in taxable income, are subject to federal income tax withholding. The payee may, however, elect to have no income tax withheld by submitting a withholding exemption certificate to us.

     In some cases, if you own more than one Qualified annuity contract, such contracts may be aggregated for purposes of determining whether the federal tax law requirement for minimum distributions after age 70 1/2, or retirement in appropriate circumstances, has been satisfied. If, under this aggregation procedure, you are relying on distributions pursuant to another annuity contract to satisfy the minimum distribution requirement under a Qualified Contract issued by us, you must sign a waiver releasing us from any liability to you for not calculating and reporting the amount of taxes and penalties payable for failure to make required minimum distributions under the Contract.

TAXES PAYABLE BY AGL AND SEPARATE ACCOUNT D

     AGL is taxed as a life insurance company under the Code. The operations of Separate Account D are part of the total operations of AGL and are not taxed separately. Under existing federal income tax laws, AGL is not taxed on investment income derived by Separate Account D (including realized and unrealized capital gains) with respect to the Contracts. AGL reserves the right to allocate to the Contracts any federal, state or other tax liability that may result in the future from maintenance of Separate Account D or the Contracts.

     Certain Series may elect to pass through to AGL any taxes withheld by foreign taxing jurisdictions on foreign source income. Such an election will result in additional taxable income and income tax to AGL. The amount of additional income tax, however, may be more than offset by credits for the foreign taxes withheld which are also passed through. These credits may provide a benefit to AGL.

                           DISTRIBUTION ARRANGEMENTS

     The Contracts will be sold by individuals who, in addition to being licensed by state insurance authorities to sell the Contracts of AGL, are also registered representatives of American General Securities Incorporated ("AGSI"), the principal underwriter of the Contracts, or registered representatives of Van Kampen American Capital Distributors, Inc. or other broker-dealer firms or representatives of other firms that are exempt from broker-dealer regulation. AGSI, Van Kampen American Capital Distributors, Inc. and any such other broker-dealer firms are registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as broker-dealers and are members of the National Association of Securities
Dealers, Inc. AGSI is a wholly-owned subsidiary of AGL. AGSI's principal business address is the same as that of our Home Office. The interests under the Contracts are offered on a continuous basis. AGSI and Van Kampen American Capital Distributors, Inc. have entered into certain revenue and cost-sharing arrangements in connection with the marketing of the Contracts.

     AGL compensates Van Kampen American Capital Distributors, Inc. ("VKAC Distributors") and other broker-dealers that sell the Contracts according to one or more compensation schedules. The schedules provide for commissions ranging from 4.75% up to 6% of first year purchase payments received pursuant to the Contracts. In addition, depending on the schedule selected, AGL may pay continuing "trail" commissions ranging from 0.25% to 0.50% of Contract Account Value. AGL also has agreed to pay VKAC Distributors for its promotional activities such as the solicitation of selling group agreements between broker-dealers and AGL, agent appointments with AGL, printing and development of sales literature to be used by AGL appointed agents as well as related marketing support and related special promotional campaigns. These distribution expenses do not result in any additional charges under the Contracts that are not described under "Charges under the Contracts."

                                 LEGAL MATTERS

     The legality of the Contracts described in this Prospectus has been passed upon by Steven A. Glover, Esquire, Associate General Counsel of AGL. Freedman, Levy, Kroll & Simonds, Washington, D.C., has advised AGL on certain federal securities law matters.

                           OTHER INFORMATION ON FILE

     A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the Contracts discussed in this Prospectus. Not all of the information set forth in the Registration Statement and exhibits thereto has been included in this Prospectus. Statements contained in this Prospectus concerning the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

     A Statement is available from us on request. Its contents are as follows:

                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
General Information ........................................................  2
Regulation and Reserves ....................................................  2
Independent Auditors........................................................  2
Services....................................................................  3
Principal Underwriter.......................................................  3
Annuity Payments............................................................  3
  A.  Gender of Annuitant...................................................  3
  B.  Misstatement of Age or Sex and Other Errors ..........................  3
Change of Investment Adviser or Investment Policy ..........................  4
Terms of Exemptive Relief in Connection with Mortality
  and Expense Risk Charge ..................................................  4
Performance Data for the Divisions .........................................  4
Effect of Tax-Deferred Accumulation.........................................  8
Financial Statements........................................................  9
Index to Financial Statements .............................................. 10

            (THE FOLLOWING DOCUMENTS ARE NOT PART OF A PROSPECTUS)

                         GENERATIONS VARIABLE ANNUITY
                         DISCLOSURES AND FORMS SECTION

                                    INDEX



Individual Retirement Annuity Disclosure Statement
  and Financial Disclosure..........................................  page  1
1035 Exchange Instructions..........................................  page  9
Qualified and Non Qualified Funds Transfer Instructions.............  page 10
Absolute Assignment Form............................................  page 11
Qualified Funds Transfer Form.......................................  page 13
Non-Qualified Funds Transfer Form...................................  page 14
Change Request Form.................................................  page 15
Systematic Withdrawals Request Form.................................  page 17
Automatic Additional Purchase Form..................................  page 19
Change of Beneficiary Form..........................................  page 21
Statement of Additional Information Request Form....................  page 23

                  (THIS DOCUMENT IS NOT PART OF A PROSPECTUS)

              INDIVIDUAL RETIREMENT ANNUITY DISCLOSURE STATEMENT
                                 INTRODUCTION

THIS DISCLOSURE STATEMENT IS DESIGNED FOR OWNERS OF IRAS ISSUED BY AMERICAN GENERAL LIFE INSURANCE COMPANY AFTER DECEMBER 31, 1996.

This Disclosure Statement is not part of your contract but contains general and standardized information which must be furnished to each person who is issued an Individual Retirement Annuity. You must refer to your policy to determine your specific rights and obligations thereunder.

                                  REVOCATION

If you are purchasing a new or rollover IRA, then if for any reason you, as a recipient of this Disclosure Statement, decide within 20 days from the date your policy is delivered that you do not desire to retain your IRA, written notification to the Company must be mailed, together with your policy, within that period. If such notice is mailed within 20 days, all contributions, without adjustments for any applicable sales commissions or administrative expenses, will be refunded.

MAIL NOTIFICATION OF REVOCATION AND YOUR POLICY TO:
                 American General Life Insurance Company
                 Annuity Administration Department
                 P. O. Box 1401
                 Houston, Texas  77251-1401
                (Phone No. (800) 247-6584).

                                  ELIGIBILITY

Under Internal Revenue Code ("Code") Section 219, if you are not an active participant (see A. below), you may make a contribution of up to the lesser of $2,000 or 100% of compensation and take a deduction for the entire amount contributed. If you are a married individual filing a joint return, and your compensation is less than your spouse's, the deduction will, in general, be the lesser of $4,000 or 100% of the combined earned income of both spouses, reduced by any deduction for an IRA purchase payment allowed to your spouse. If you are an active participant, but have an adjusted gross income (AGI) below a certain level (see B. below), you may still make a deductible contribution. If, however, you or your spouse is an active participant and your combined AGI is above the specified level, the amount of the deductible contribution you may make to an IRA will be phased down and eventually eliminated.

A.   ACTIVE PARTICIPANT

You are an "active participant" for a year if you are covered by a retirement plan. You are covered by a "retirement plan" for a year if your employer or union has a retirement plan under which money is added to your account or you are eligible to earn retirement credits. For example, if you are covered under a profit-sharing plan, certain government plans, a salary reduction arrangement (such as a tax sheltered annuity arrangement or a 401(k) plan), a Simplified Employee Pension program (SEP), any Simple Retirement Account or a plan which promises you a retirement benefit which is based upon the number of years of service you have with the employer, you are likely to be an active participant. Your Form W-2 for the year should indicate your participation status.

You are an active participant for a year even if you are not yet vested in your retirement benefit. Also, if you make required contributions or voluntary employee contributions to a retirement plan, you are an active participant. In certain plans, you may be an active participant even if you were only with the employer for part of the year.

You are not considered an active participant if you are covered in a plan only because of your service as 1) an Armed Forces Reservist for less than 90 days of active service, or 2) a volunteer firefighter covered for firefighting service by a government plan. Of course, if you are covered in any other plan, these exceptions do not apply.

If you are married, filed a separate tax return, and did not live with your spouse at any time during the year, your spouse's active participation will not affect your ability to make deductible contributions.

B.   ADJUSTED GROSS INCOME (AGI)

If you are an active participant, you must look at your Adjusted Gross Income for the year (if you and your spouse file a joint tax return, you use your combined AGI) to determine whether you can make a deductible IRA contribution. Your tax return will show you how to calculate your AGI for this purpose. If you are at or below a certain AGI level, called the Threshold Level, you are treated as if you were not an active participant and can make a deductible contribution under the same rules as a person who is not an active participant.

If you are single, your Threshold AGI Level is $25,000. The Threshold Level if you are married and file a joint tax return is $40,000, and if you are married but file a separate tax return, the Threshold Level is $0.

If your AGI is less than $10,000 above your Threshold Level, you will still be able to make a deductible contribution, but it will be limited in amount. The amount by which your AGI exceeds your Threshold Level (AGI - Threshold Level) is called your Excess AGI. The Maximum Allowable Deduction is $2,000 (or $4,000 if you are married, file a joint return and earn less compensation than your spouse). You can estimate your Deduction Limit as follows:

(Your Deduction Limit may be slightly higher if you use this formula rather than the table provided by the IRS.)

         $10,000 - Excess AGI
         --------------------  x Maximum Allowable Deduction = Deduction Limit
             $10,000

You must round up the result to the next highest $10 level (the next highest number which ends in zero). For example, if the result is $1,525, you must round it up to $1,530. If the final result is below

$200 but above zero, your Deduction Limit is $200. Your Deduction Limit cannot, in any event, exceed 100% of your compensation.

     EXAMPLE 1: Ms. Smith, a single person, is an active participant and has an AGI of $31,619. She calculates her deductible IRA contribution as follows:

                  Her AGI is $31,619
                  Her Threshold Level is $25,000
                  Her Excess AGI is (AGI - Threshold Level) or
                  ($31,619-$25,000) = $6,619
                  Her Maximum Allowable Deduction is $2,000

                  So, her IRA deduction limit is:

                        $10,000 - $6,619
                        -----------------  x $2,000 = $676 (rounded to $680)
                            $10,000

     EXAMPLE 2: Mr. and Mrs. Young file a joint tax return. Each spouse earns more than $2,000 and one is an active participant. They have a combined AGI of $44,255. They may each contribute to an IRA and calculate their deductible contributions to each IRA as follows:

                  Their AGI is $44,255
                  Their Threshold Level is $40,000
                  Their Excess AGI is (AGI - Threshold Level) or ($44,255 - $40,000) = $4,255 The Maximum Allowable Deduction for each spouse is $2,000
                  So, each spouse may compute his or her IRA deduction limit as follows:

                        $10,000 - 4,255
                        ---------------  x $2,000 = $1,149 (rounded to $1,150)
                            $10,000

     EXAMPLE 3: If, in Example 2, Mr. Young did not earn any compensation, each spouse may still contribute to an IRA and calculate their deductible contribution to each IRA as in Example 2.

     EXAMPLE 4: Mr. Jones, a married person, files a separate tax return and is an active participant. He has $1,500 of compensation and wishes to make a deductible contribution to an IRA.

                  His AGI is $1,500
                  His Threshold Level is $0
                  His Excess AGI is (AGI - Threshold Level) or $1,500-$0) =
                  $1,500
                  His Maximum Allowable Deduction is $2,000 So, his IRA deduction limit is:

                        $10,000 - $1,500
                        ---------------- x $2,000 = $1,700
                            $10,000

                  Even though his IRA deduction limit under the formula is $1,700, Mr. Jones may not deduct an amount in excess of his compensation, so, his actual deduction is limited to $1,500.

                     NON-DEDUCTIBLE CONTRIBUTIONS TO IRAS

Even if you are above the Threshold Level and thus may not make a deductible contribution of up to $2,000 (or up to $4,000 in the case of married individuals filing a joint return), you may still contribute up to the lesser of 100% of compensation or $2,000 to an IRA ($4,000 in the case of married individuals filing a joint return). The amount of your contribution which is not deductible will be a non-deductible contribution to the IRA. You may also choose to make a contribution non-deductible even if you could have deducted part or all of the contribution. Interest or other earnings on your IRA contribution, whether from deductible or non-deductible contributions, will not be taxed until taken out of your IRA and distributed to you.

If you make a non-deductible contribution to an IRA, you must report the amount of the non-deductible contribution to the IRS on Form 8606 as a part of your tax return for the year.

You may make a $2,000 contribution (or up to $4,000 in the case of married individuals filing a joint return) at any time during the year, if your compensation for the year will be at least $2,000 (or up to $4,000 in the case of married individuals filing a joint return), without having to know how much will be deductible. When you fill out your return, you may then figure out how much is deductible.

You may withdraw an IRA contribution made for a year any time before April 15 of the following year. If you do so, you must also withdraw the earnings attributable to that portion and report the earnings as income for the year for which the contribution was made. If some portion of your contribution is not deductible, you may decide either to withdraw the non-deductible amount, or to leave it in the IRA and designate that portion as a non-deductible contribution on your tax return.

                               IRA DISTRIBUTIONS

Generally,  IRA  distributions  which are not rolled over (see  "Rollover  IRA
Rules," below) are included in your gross income in the year they are received. Non-deductible IRA contributions, however, are made using income which has already been taxed (that is, they are not deductible contributions). Thus, the portion of the IRA distributions consisting of non-deductible contributions will not be taxed again when received by you. If you make any non-deductible IRA contributions, each distribution from your IRA(s) will consist of a non-taxable portion (return of deductible contributions, if any, and account earnings).

Thus, you may not take a distribution which is entirely tax-free. The following formula is used to determine the non-taxable portion of your distributions for a taxable year:

          Remaining
 Non-Deductible Contributions
 ---------------------------- x Total Distributions = Nontaxable Distributions
 Year-End Total IRA Balances       (for the year)         (for the year)


To figure the year-end total IRA balance, you treat all of your IRAs as a single IRA. This includes all regular IRAs (whether accounts or annuities), as well as Simplified Employee Pension (SEP) IRAs, and Rollover IRAs. You also add back the distributions taken during the year.

EXAMPLE: An individual makes the following contributions to his or her IRA(s).

         YEAR                       DEDUCTIBLE                            NON-DEDUCTIBLE
         1987                            $  2,000
         1988                               1,800
         1991                               1,000                            $ 1,000
         1993                                 600                              1,400
                                         --------                            -------
                                         $  5,400                            $ 2,400

         Deductible Contributions:                                           $ 5,400
         Non-Deductible Contributions:                                         2,400
         Earnings on IRAs:                                                     1,200
                                                                             -------

         Total Account Balance of IRA(s) as of 12/31/96:                     $ 9,000
         (before distributions in 1996).

In 1996, the individual takes a distribution of $3,000. The total account balance in the IRAs on 12/31/96 before 1996 distributions is $9,000. The non-taxable portion of the distributions for 1996 is figured as follows:

Total non-deductible contributions                      $2,400
                                                        ------  x $3,000 = $800
Total account balance in the IRAs, before distributions $9,000


Thus, $800 of the $3,000 distribution in 1996 will not be included in the individual's taxable income. The remaining $2,200 will be taxable for 1996.

                              ROLLOVER IRA RULES

1.   IRA TO IRA

You may withdraw, tax-free, all or part of the assets from an IRA and reinvest them in one or more IRAs. The reinvestment must be completed within 60 days of the withdrawal. No IRA deduction is allowed for the reinvestment. Amounts required to be distributed because the individual has reached age 70 1/2 may not be rolled over.

2.   EMPLOYER PLAN DISTRIBUTIONS TO IRA

All taxable distributions (known as "eligible rollover distributions") from qualified pension, profit-sharing, stock bonus and tax sheltered annuity plans may be rolled over to an IRA, with the exception of (1) annuities paid over a life or life expectancy, (2) installments for a period of ten years or more, and (3) required minimum distributions under section 401(a)(9).

Rollovers may be accomplished in two ways. First, you may elect to have an eligible rollover distribution paid directly to an IRA (a"direct rollover"). Second, you may receive the distribution directly and then, within 60 days of receipt, roll the amount over to an IRA. Under the law, however, any amount that you elect not to have distributed as a direct rollover will be subject to 20 percent income tax withholding, and, if you are younger than age 59 1/2, may result in a 10% excise tax on any amount of the distribution that is included in income. Questions regarding distribution options under the Act should be directed to your Plan Trustee or Plan Administrator, or may be answered by consulting IRS Regulations ss.1.401(a)(31)-1, ss.1.402(c)-2T and ss.31.3405(c)-1.

                     PENALTIES FOR PREMATURE DISTRIBUTIONS

If you receive a distribution from your IRA before you reach age 59 1/2, an additional tax of 10 percent will be imposed under Code ss.72(t), unless the distribution (a) occurs because of your death or disability, (b) is for certain medical care expenses or to an unemployed individual for health insurance premiums, (c) is received as a part of a series of substantially equal payments over your life or life expectancy, (d) is received as a part of a series of substantially equal payments over the lives or life expectancy of you and your beneficiary, or (e) the distribution is contributed to a rollover IRA.

                             MINIMUM DISTRIBUTIONS

Under the rules set forth in Code ss.408(b)(3) and ss.401(a)(9), you may not leave the funds in your contract indefinitely. Certain minimum distributions are required. These required distributions may be taken in one of two ways:
(a) by withdrawing the balance of your contract by a "required beginning date," usually April 1 of the year following the date at which you reach age 70 1/2; or (b) by withdrawing periodic distributions of the balance in your contract by the required beginning date. These periodic distributions may be taken over (a) your life; (b) the lives of you and your named beneficiary; (c) a period not extending beyond your life expectancy; or (d) a period not extending beyond the joint life expectancy of you and your named beneficiary.

If you do not satisfy the minimum distribution requirements, then, pursuant to Code ss.4974, you may have to pay a 50% excise tax on the amount not distributed as required that year.

The foregoing minimum distribution rules are discussed in detail in IRS Publication 590, "Individual Retirement Arrangements."

                                  REPORTING

You are required to report penalty taxes due on excess contributions, excess accumulations, premature distributions, and prohibited transactions. Currently, IRS Form 5329 is used to report such information to the Internal Revenue Service.

                            PROHIBITED TRANSACTIONS

Neither you nor your beneficiary may engage in a prohibited transaction, as that term is defined in Code ss.4975.

Borrowing any money from this IRA would, under Code ss.408(e)(3), cause the contract to cease to be an Individual Retirement Annuity and would result in the value of the annuity being included in the owner's gross income in the taxable year in which such loan is made.

Use of this contract as security for a loan from the Company, if such loan were otherwise permitted, would, under Code ss.408(e)(4), cause the portion so used to be treated as a taxable distribution.

                             EXCESS CONTRIBUTIONS

Tax Code ss.4973 imposes a 6 percent excise tax as a penalty for an excess contribution to an IRA. An excess contribution is the excess of the deductible and nondeductible amounts contributed by the Owner to an IRA for that year over the lesser of his or her taxable compensation or $2,000. (Different limits apply in the case of a spousal IRA arrangement.) If the excess contribution is not withdrawn by the due date of your tax return (including extensions) you will be subject to the penalty.

                                 IRS APPROVAL

Your contract and IRA endorsement have been approved by the Internal Revenue Service as a tax qualified Individual Retirement Annuity. Such approval by the Internal Revenue Service is a determination only as to the form of the annuity and does not represent a determination of the merits of such annuity.

This disclosure statement is intended to provide an overview of the applicable tax laws relating to Individual Retirement Arrangements. It is not intended to constitute a comprehensive explanation as to the tax consequences of your IRA. AS WITH ALL SIGNIFICANT TRANSACTIONS SUCH AS THE ESTABLISHMENT OR MAINTENANCE OF, OR WITHDRAWAL FROM AN IRA, APPROPRIATE TAX AND LEGAL COUNSEL SHOULD BE CONSULTED. Further information may also be acquired by contacting your IRS District Office or consulting IRS Publication 590.


                             FINANCIAL DISCLOSURE
   (GENERATIONS VARIABLE ANNUITY, FORM NOS. 95020 REV 896 AND 95021 REV 896)

This Financial Disclosure is applicable to IRAs using a Generations Variable Annuity (contract form numbers 95020 Rev 896 or 95021 Rev 896) purchased from American General Life Insurance Company on or after May 1, 1997.

Earnings under variable annuities are not guaranteed, and depend on the performance of the investment option(s) selected. As such, earnings cannot be projected. Set forth below are the charges associated with such annuities.

CHARGES:

     (a) A maximum annual contract maintenance charge of $30 deducted at the end of each contract year.

     (b) A maximum charge of $25 for each transfer, in excess of 12 free transfers annually, of contract value between divisions of the Separate Account.

     (c) To compensate for mortality and expense risks assumed under the contract, variable divisions only will incur a daily charge at an annualized rate of 1.25% of the average Separate Account Value of the contract during both the Accumulation and the Payout Phase.

     (d) Premium taxes, if applicable, may be charged against Accumulation Value at time of annuitization, a full or partial surrender or upon the death of the Annuitant. If a jurisdiction imposes premium taxes at the time purchase payments are made, the Company may deduct a charge at that time.

     (e) If the contract is surrendered, or if a withdrawal is made, there may be a Surrender Charge. The Surrender Charge equals the sum of the following:

         6% of purchase payments for surrenders and withdrawals made during the first contract year following receipt of the purchase payments surrendered;

         6% of purchase payments for surrenders and withdrawals made during the second contract year following receipt of the purchase payments surrendered;

         5% of purchase payments for surrenders and withdrawals made during the third contract year following receipt of the purchase payments surrendered;

         5% of purchase payments for surrenders and withdrawals made during the fourth contract year following receipt of the purchase payments surrendered;

         4% of purchase payments for surrenders and withdrawals made during the fifth contract year following receipt of the purchase payments surrendered;

         3% of purchase payments for surrenders and withdrawals made during the sixth contract year following receipt of the purchase payments surrendered;

         2% of purchase payments for surrenders and withdrawals made during the seventh contract year following receipt of the purchase payments surrendered.

     There will be no charge imposed for surrenders and withdrawals made during the eighth and subsequent contract years following receipt of the purchase payments surrendered.

     Under certain circumstances described in the contract, portions of a partial withdrawal may be exempt from the Surrender Charge.

     (f) To compensate for administrative expenses, a daily charge will be incurred at an annualized rate of .15% of the average Separate Account Value of the contract during the Accumulation and the Payout Phase.

     (g) Each variable division will be charged a fee for asset management and other expenses deducted directly from the underlying fund during the Accumulation and Payout Phase. Total fees will range between 0.60% and 1.75%.

                          1035 EXCHANGE INSTRUCTIONS

 -----------------------------------------------------------------------------

1.  Processing Rules

A 1035 exchange is one that qualified under IRC Section 1035 guidelines.

A 1035 exchange is for non-qualified funds only.

The Home Office does not offer tax advice. Applicants and contractowners should contact their own tax advisors.

To qualify as a 1035 exchange, the following contract types are required.

* An annuity or life insurance contract in exchange for an annuity contract.

In addition, the following contract types exchanges are required:

* Individual contract to an individual contract.
* Joint contract to joint contract, and
* Two individual contracts on same annuitant(s) with the same owner(s) to individual or joint contract.

The annuitant and owner on the exchanged contract must be the same on the new contract.

To qualify as a full 1035 exchange, all existing cash value must be transferred to the new contract and none of the cash value can be refunded.

Money from a 1035 exchange cannot be added to an existing annuity contract, it must fund a new contract.

 -----------------------------------------------------------------------------

2. Forms Requirements

Annuity   Application   (form  number  which  is  approved  in  the  state  of
application).

Replacement form as required by state, if applicable.

Absolute Assignment form (L8714) for IRC Section 1035(A) Exchange.

External company's contract/policy or lost contract/policy statement.

 -----------------------------------------------------------------------------

3. Signature Requirements

The annuitant of the new application (age 15 or older) must sign the Annuity Application. The proposed owner of the new contract must sign the Annuity Application and the Absolute Assignment form (L8714). If the owner is a trust, the trustee must sign the application and Absolute Assignment Form (L8714) along with the trustee's title.

                       QUALIFIED AND NON QUALIFIED FUNDS
                             TRANSFER INSTRUCTIONS

 -----------------------------------------------------------------------------

 1. PROCESSING RULES

    A  transfer  occurs  when  an  existing   policy/contract  or  account  is
    liquidated and proceeds are forwarded to another company or to the client.

    There are three types of transfers:

    * Trustee-to-Trustee (or Custodian) transfer: Proceeds are sent from one company directly to another company to fund a like plan (Example: TSA or TSA, IRA to IRA, Nonqualified to Nonqualified).

    * Direct Rollover: Proceeds are sent from one company directly to another company to fund a different type of plan (Example: TXA to IRA, 401k to IRA, etc.).

    * Rollover: Proceeds are not sent from the original company to the owner. The owner then forwards the check to the new company within 60 days.

    Partial transfers are allowed.

    Please consult a tax advisor for any tax consequences.

    These types of transfers are not 1035 exchanges and do not qualify under IRC Section 1035 guidelines.

    A transfer may be qualified or nonqualified.

    NOTE: The Home Office is responsible for qualified administration of IRAs/SEPs only. Other than IRA's, qualified plans' administration is the responsibility of the customer or plan administrator. The Home Office does not provide a plan prototype.

 -----------------------------------------------------------------------------

 2. FORM REQUIREMENTS

    Annuity Application (form number which is approved in the state of application).

    Replacement form as required by state, if applicable, and only when another ANNUITY CONTRACT is being replaced.

    External   company/institution's   contract   or  lost   contract/contract
    statement.

    Qualified Funds Transfer Form (L6742) if the funds are qualified and the Home Office is to request the funds.

    Non-Qualified Funds Transfer Authorization (L8190) if the funds are non-qualified and coming from a non-insurance/annuity contract and the Home Office is to request the funds.

    If the plan type is IRA, refer the customer to the IRA disclosure attached to the prospectus.

    If the plan type is SEP, submit IRA Form 5305 with the application.

 -----------------------------------------------------------------------------

 3. SIGNATURE REQUIREMENTS

    The annuitant/proposed owner of the new contract (age 15 or older) must sign the Annuity Application (if different individuals, both must sign).

    The owner  must sign the  Qualified  Funds  Transfer  Form  (L6742) or the
    Non-Qualified   Funds  Transfer   Authorization   (L8190)   (whichever  is
    applicable).

    If the owner is a trust, then the trustee's signature and title is required on all appropriate forms.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                 Subsidiaries of American General Corporation
                    P.O. Box 1401 Houston, Texas 77251-1401

                            [American General Logo]

                                 GENERATIONS
                                 ===========
                               Variable Annuity

                              ABSOLUTE ASSIGNMENT
             TO EFFECT A SECTION 1035(a) EXCHANGE AND ROLLOVER OF
                    A LIFE INSURANCE OR AN ANNUITY CONTRACT

 -----------------------------------------------------------------------------
 TO BE COMPLETED ON THE EXISTING CONTRACT:

 Contract No.:________________________    Cash Value:_________________________
 Annuitant/Insured:___________________    Insurer:____________________________
 Owner:_______________________________    Address_____________________________
                                          of Insurer:_________________________
 -----------------------------------------------------------------------------

 I hereby assign and transfer to American General Life Insurance Company all rights, title and interest of every nature and transfer to character in and to the contract described above (contract) in an exchange intended to qualify under Section 1035(a) of the Internal Revenue Code. In accordance with
 Section 1035 and its regulations, the Owner and Annuitant on the contract described above will be the same as on the contract to be issued.

 I understand that if the Company underwrites, approves my application for, and issues to me anew annuity contract which I accept on the life of the same annuitant in the contract, then the Company intends to surrender the contract for its cash value.

 I UNDERSTAND THAT AS OF THE DATE OF SURRENDER OF THE CONTRACT BY THE COMPANY, THE CONTRACT WILL NO LONGER PROVIDE ANY COVERAGE.

 I UNDERSTAND THAT UPON RECEIPT OF THE SURRENDER VALUE BY THE COMPANY, THE PROCEEDS WILL BE APPLIED AS AN INITIAL OR ADDITIONAL PREMIUM FOR THE NEW ANNUITY CONTRACT. The first premium must be paid no later than when the new contract is delivered. The contract assigned shall not be considered a premium until the cash surrender value is actually received by the Company. A contract will not be in effect until the first premium is paid while all statements and answers in all parts of my application remain correct.

 I understand that by executing this assignment, I irrevocably waive all rights, claims and demands under the contract.

 I  represent  and  agree  that the  Company  is  furnished  this  form and is
 participating   in  this  transaction  at  my  specific  request  and  as  an accommodation to me.

 I represent and warrant that no person, firm or corporation has a legal or equitable interest in the contract, except the undersigned and that no proceedings of either a legal or equitable nature have been instituted or are pending against undersigned.

 I UNDERSTAND THAT THE FIRST PREMIUM MUST BE PAID NO LATER THAN THE TIME THE CONTRACT APPLIED FOR IS DELIVERED AND THAT THE CASH VALUE OF THE ASSIGNED CONTRACT SHALL NOT BE CONSIDERED PART OF THE PREMIUM UNTIL THE CASH SURRENDER VALUE IS ACTUALLY RECEIVED BY THE COMPANY. I FURTHER UNDERSTAND THAT AN ANNUITY CONTRACT WILL NOT COME INTO FORCE AS A RESULT OF THIS ASSIGNMENT.

 Signed this______day of___________, 19___ at_________________________________

  ___________________________________    _____________________________________
  WITNESS                                 SIGNATURE  OF  OWNER(ASSIGNEE)
  ___________________________________    _____________________________________
  WITNESS                                 SIGNATURE  OF  CO-OWNER
                                          (IF APPLICABLE)
 -----------------------------------------------------------------------------
 HOME OFFICE USE ONLY

 Received and duplicated filed at the Home Office of the Company at P.O. Box 1401 or 2727A Allen Parkway, Houston, Texas 77251-1401.

                       By________________________, ___________________________
                                                             (TITLE)

L8714 Rev 996

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                            [American General Logo]

                                 GENERATIONS
                                 ===========
                               Variable Annuity


                         QUALIFIED FUNDS TRANSFER FORM

 For use by customers transferring Qualified funds (IRA, 401(K), pension plan, or other qualified deferred compensation) to American General Life Insurance Company when funds to be invested are not in a life insurance contract or policy - THIS FORM IS NOT TO BE USED FOR 1035 EXCHANGES. Disclosure forms required of the Insurer must be delivered to the customer.
 -----------------------------------------------------------------------------

                         CURRENT TRUSTEE OR CUSTODIAN

     Name:______________________________________________________________

     Address:___________________________________________________________

 -----------------------------------------------------------------------------

                                  PARTICIPANT

     Name:______________________________________________________________

     Account Number:____________________________________________________

     Sum to be transferred: [ ]Full Account Balance  [ ]Other___________

 -----------------------------------------------------------------------------

                    NOTICE TO CURRENT TRUSTEE OR CUSTODIAN

 You are directed to convert to cash the assets held for the Participant under the IRC ss.408(a) Individual Retirement Annuity or Account) or other qualified account indicated above and transfer the funds to American General Life Insurance Company as described under "Transfer Information".

        Signature--Participant:_______________________________________

 -----------------------------------------------------------------------------

                             TRANSFER INFORMATION


 Make check  payable as follows: American General Life Insurance Company for the benefit (FBO) of______________________________________
                                      Print Name of Participant
                      P.O. Box 1401
                      Houston, TX 77251-1401

 -----------------------------------------------------------------------------

                                  ACCEPTANCE

 American General Life Insurance Company will accept on behalf of the above named Participant, the transfer of funds from the above account and deposit said funds into an IRC Section 408(b) Individual Retirement Annuity or other qualified account as directed with American General Life Insurance Company subject to the terms and conditions of said annuity or account.

    By:_____________________________________________/_________________
         American  General Life  Insurance Company          Date

 -----------------------------------------------------------------------------
 If this is a full account balance transfer, Participants who have reached their required distribution age (701/2) or older must take any required distribution prior to completing this transaction.

L6742 Rev 394

                            [American General Logo]

                                 GENERATIONS
                                 ===========
                               Variable Annuity


                   NON-QUALIFIED FUND TRANSFER AUTHORIZATION

 For use by customers transferring Non-Qualified funds from a Financial Institution or Mutual Fund to American General Life Insurance Company. THIS FORM IS NOT TO BE USED FOR 1035 EXCHANGES

 -----------------------------------------------------------------------------

                         CURRENT FINANCIAL INSTITUTION
     Name: ______________________________________________________________
     Address: ___________________________________________________________
              ___________________________________________________________
     Phone No.: _________________________________________________________

 -----------------------------------------------------------------------------

                                 ACCOUNT OWNER

     Name: ______________________________________________________________
     Account/Certificate Number(s): 1. __________________________________
                         2.______________________________________________
                         3.______________________________________________

 -----------------------------------------------------------------------------

                    NOTICE TO CURRENT FINANCIAL INSTITUTION

 I hereby request and direct the following action to be taken in order to transfer the proceeds of the account/certificate identified above (Complete number 1, 2, or 3 as appropriate):

          1.[ ] Certificate of Deposit Withdrawal:
            [ ] Full    [ ] Partial $____________________
                                       Indicate Amount
             (Complete a or b)
             a.[ ] On the Maturity date of___/___/___ .
             b.[ ] Upon receipt of this request.
          2. Fully liquidate Mutual Fund Account (copy of recent statement attached).
          3.[ ] Other type of Account (e.g. savings, checking)
                [ ]Full  [ ]Partial $____________________
                                       Indicate Amount
      Signature--Account Owner:_________________________________________

 -----------------------------------------------------------------------------

                             TRANSFER INFORMATION

 Make check payable as follows:        American General Life Insurance Company

            for the benefit(FBO) of_______________________________
                                    Print name of Account Owner

 Funds should be sent to:

                  P.O. Box 1401            OR      2727A Allen Parkway, 3-50
                  Houston, TX  77251-1401          Houston, TX  77019
                                                   (713) 522-1111
 -----------------------------------------------------------------------------

                                  ACCEPTANCE

 American General Life Insurance Company will accept on behalf of the above named Participant, the transfer of funds from the above account(s) and deposit said funds in a flexible premium deferred annuity or other account as directed with American General Life Insurance Company subject to the terms and conditions of said annuity or account.

 By:______________________________________________________________________
     Authorized Representative of American General Life Insurance Company
                                                                   ___/___/___
                                                                      DATE
L8190 Rev 694

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                 --------------------------------------------
                 A Subsidiary of American General Corporation
                 --------------------------------------------
                                  Houston, TX
                                CHANGE REQUEST

                     COMPLETE AND RETURN THIS REQUEST TO:
                            Annuity Administration
                                 P.O. Box 1401
                           Houston, Texas 77251-1401
                                 (888)200-3883

                                 GENERATIONS
                                 ===========
                               Variable Annuity

 -----------------------------------------------------------------------------

1. [X] CONTRACT IDENTIFICATION (COMPLETE SECTION 1 AND 6 FOR ALL REQUESTS.) INDICATE CHANGE OR REQUEST DESIRED BELOW.

       CONTRACT #:______________________  ANNUITANT:______________________

       CONTRACT OWNER(S):_________________________________________________

       (Name and__________________________________________________________
       Address:)
                __________________________________________________________

       [ ] Check here if change of address

       S.S. NO. OR TAX I.D. NO.:___/___/___  Phone Number:(___)___________

 -----------------------------------------------------------------------------

2. [ ] DOLLAR COST AVERAGING

    Dollar-cost  average  [ ] $______  OR [ ]  %______%  (whole % only)
    Begin Date:__/__/__
    Taken from the [ ]Money Market OR [ ]1-Year Fixed Account
    Frequency: [ ]Monthly  [ ]Quarterly  [ ]Semiannually  [ ]Annually
    Duration:  [ ]12 months  [ ]24 months [ ]36 months
               [ ]48 months  [ ]60 months
    to be allocated to the following division(s) as indicated. (Use only dollars OR percentages)

    (95) Asian Equity            ____   (84) Fixed Income           ____    (91) Mid Cap Value           ____
    (80) Domestic Income         ____   (85) Global Equity          ____    (92) Money Market            ____
    (81) Emerging Growth         ____   (86) Government             ____    (93) Real Estate Securities  ____
    (82) Emerging Markets Equity ____   (88) Growth and Income      ____    (94) Value                   ____
    (83) Enterprise              ____   (89) High Yield             ____    Other________________        ____
    (87) Equity Growth           ____   (90) International Magnum   ____

 -----------------------------------------------------------------------------

3.  [ ] AUTOMATIC REBALANCING  ($25,000 MINIMUM)
    Use whole percentages. Total must equal 100%

    [ ]ADD [ ]CHANGE automatic rebalancing of variable investments to the percentage allocations indicated below:
    [ ]Quarterly [ ]Semiannually [ ]Annually (Based on contract anniversary)

    (95) Asian Equity            ____   (84) Fixed Income           ____    (91) Mid Cap Value           ____
    (80) Domestic Income         ____   (85) Global Equity          ____    (92) Money Market            ____
    (81) Emerging Growth         ____   (86) Government             ____    (93) Real Estate Securities  ____
    (82) Emerging Markets Equity ____   (88) Growth and Income      ____    (94) Value                   ____
    (83) Enterprise              ____   (89) High Yield             ____    Other________________        ____
    (87) Equity Growth           ____   (90) International Magnum   ____

    [ ]STOP automatic rebalancing
    NOTE: Automatic rebalancing is only available for variable divisions. Automatic Rebalancing will not change allocation of future purchase payments.

 -----------------------------------------------------------------------------

4.  [ ] CHANGE ALLOCATION OF FUTURE PURCHASE PAYMENTS
    Use whole percentages. Total must equal 100%

    (95) Asian Equity            ____%  (84) Fixed Income           ____%   (91) Mid Cap Value           ____%
    (80) Domestic Income         ____%  (85) Global Equity          ____%   (92) Money Market            ____%
    (81) Emerging Growth         ____%  (86) Government             ____%   (93) Real Estate Securities  ____%
    (82) Emerging Markets Equity ____%  (88) Growth and Income      ____%   (94) Value                   ____%
    (83) Enterprise              ____%  (89) High Yield             ____%   Other________________        ____%
    (87) Equity Growth           ____%  (90) International Magnum   ____%   (121) 1 Year Fixed Account   ____%

    NOTE: A change to the allocation of future purchase payments, will not alter Automatic Rebalancing allocations.

 -----------------------------------------------------------------------------

5.  [ ] TRANSFER OF ACCUMULATED VALUES
    (Available by either $ or % allocation)

    Indicate division number along with gross dollar or percentage amount. (Maintain $ or % consistency)

     ________ from Div.________ to Div. ________      ________ from Div.________ to Div.________
     ________ from Div.________ to Div. ________      ________ from Div.________ to Div.________
     ________ from Div.________ to Div. ________      ________ from Div.________ to Div.________
     ________ from Div.________ to Div. ________      ________ from Div.________ to Div.________

NOTE: If a transfer is elected and Automatic Rebalancing is active on your account, you may want to consider changing the Automatic Rebalancing allocations (Section 3). Otherwise, the Automatic Rebalancing will transfer funds in accordance with instructions on file.

 -----------------------------------------------------------------------------

6.  [ ] AFFIRMATION/SIGNATURE
    (COMPLETE THIS SECTION FOR ALL REQUESTS.)

    CERTIFICATION: Under penalties of perjury, I certify (1) that the number shown on this form is my correct taxpayer identification number and (2) that I am not subject to backup withholding under Section 3406(a)(1)(c) of the Internal Revenue Code

    The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.


    _________________                _____________________________________
    DATE                                     SIGNATURE OF OWNER(S)

 -----------------------------------------------------------------------------

L8878

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                                    Page 16

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                 --------------------------------------------
                 A Subsidiary of American General Corporation
                 --------------------------------------------
                                Houston, Texas

                        SYSTEMATIC WITHDRAWALS REQUEST

                                  GENERATIONS
                                  ===========
                               Variable Annuity

                     COMPLETE AND RETURN THIS REQUEST TO:
                            Annuity Administration
                                 P.O. Box 1401
                            Houston, TX 77251-1401
                                 (888)200-3883


      CONTRACT INDENTIFICATION (COMPLETE THIS SECTION FOR ALL REQUESTS.)

 -----------------------------------------------------------------------------

1.  CONTRACT#:__________________________ ANNUITANT:___________________________

    CONTRACT OWNER(S):________________________________________________________
    (Name and
    Address:)         ________________________________________________________
    [ ] Check here
        if change     ________________________________________________________
        of address

    S.S. NO. OR TAX I.D. NO.:____/____/____  Phone Number:____________________

 -----------------------------------------------------------------------------

2.  SYSTEMATIC WITHDRAWEL ELECTION (Minimum check amount is $100)
    (USE WHOLE PERCENTAGES. TOTAL MUST EQUAL 100%)

    WITHDRAWALS PRIOR TO AGE 59 1/2 MAY BE SUBJECT TO AN IRS PENALTY. Consult your tax advisor for additional information.
    HOW OFTEN SHOULD PAYMENTS BE MADE:
    [ ]MONTHLY [ ]QUARTERLY [ ]SEMIANNUALLY [ ]ANNUALLY

    First check to be processed on ____/____/____. Subsequent checks will be
                                    MM   DD   YY
    processed at the next payout dates. on the SAME DAY of the month elected as your start date. (Date must be between the 5th and 24th of the month and at least 30 days after issue date.) SPECIFIED DOLLAR AMOUNT $_______________ (Not to be used for partial withdrawal request) Unless specified below, withdrawals will be taken from the divisions as they are currently allocated in your contract.

    (95) Asian Equity            ____%  (84) Fixed Income           ____%   (91) Mid Cap Value           ____%
    (80) Domestic Income         ____%  (85) Global Equity          ____%   (92) Money Market            ____%
    (81) Emerging Growth         ____%  (86) Government             ____%   (93) Real Estate Securities  ____%
    (82) Emerging Markets Equity ____%  (88) Growth and Income      ____%   (94) Value                   ____%
    (83) Enterprise              ____%  (89) High Yield             ____%   Other________________        ____%
    (87) Equity Growth           ____%  (90) International Magnum   ____%   (121) 1 Year Fixed Account   ____%

 -----------------------------------------------------------------------------

3.  MAILING OF YOUR SYSTEMATIC WITHDRAWEL

    [ ] Mail to owner at address in Section 1. [ ] Mail to name/address other than owner (complete information below:
    __________________________________________________________________________
    Individual or Bank Name
    __________________________________________________________________________
    Address
    __________________________________________________________________________
    City/State/Zip
    __________________________________________________________________________
    If bank, provide account number to be referenced for deposit

 -----------------------------------------------------------------------------

4. NOTICE OF WITHHOLDING (COMPLETE THE SECTION FOR ALL REQUESTS.)

   The taxable portion of the distribution you receive from your annuity contract is subject to federal income tax withholding unless you elect not to have withholding apply. Withholding of state income tax may also be required by your state of residence. You may elect not to have withholding apply by checking the appropriate box below. If you elect not to have withholding apply to your distribution or if you do not have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax are not sufficient.

   [ ] I do NOT want income tax withheld from each distribution.

   [ ] I do want _____% or [ ] 10% income tax withheld from each distribution.

                             AFFIRMATION/SIGNATURE
                   (COMPLETE THIS SECTION FOR ALL REQUESTS)
 -----------------------------------------------------------------------------

5. CERTIFICATION: Under penalties of perjury, I certify (1) that the number shown on this form is my correct taxpayer identification number and (2) that I am not subject to backup withholding under Section 3406(a)(1)(c) of the Internal Revenue Code

    The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

   Dated __________________ this ______ day of ___________ 19 ___________

                                             ____________________________
                                                        OWNER

   _______________________________           ____________________________
              WITNESS                          CO-OWNER (if applicable)

L8870

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                                    Page 18

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                 --------------------------------------------
                 A Subsidiary of American General Corporation
                 --------------------------------------------
                                Houston, Texas

                     AUTOMATIC ADDITIONAL PURCHASE PAYMENT

                                  GENERATIONS
                                  ===========
                               Variable Annuity

                     COMPLETE AND RETURN THIS REQUEST TO:
                            Annuity Administration
                                 P.O. Box 1401
                            Houston, TX 77251-1401
                                 (800)200-3883

 Contract #:_______________________________________

 Annuitant:___________________________________________________________________

 Contract Owner(s):___________________________________________________________

 (Name and ___________________________________________________________________
 Address:)
           ___________________________________________________________________

 Amount of Investment:_____________________________
                      (Minimum $100 per contract)

 Frequency:  [ ]Monthly  [ ]Quarterly  [ ]Semiannually  [ ]Annually

 Date of 1st withdrawal:_____/______/______

 Name of Bank:_____________________________________________________

 Account Number:___________________________________________________

                             ATTACH A VOIDED CHECK
  ___________________________________________________________________________
 |                                                                           |
 |                                                                           |
 |                                                                           |
 |                                                                           |
 |                                                                           |
 |                                                                           |
 |                                                                           |
 |                                                                           |
 |                                                                           |
 |___________________________________________________________________________|

 PLEASE SIGN AND DATE THE AUTHORIZATION BELOW.

 I, the undersigned bank account owner, hereby authorize and request American General Life Insurance Company ("Company") to initiate electronic or other commercially accepted type debits against the indicated bank account in the depository institution named above ("Depository") for purchase payments due on the contract listed above. I hereby agree to indemnify and hold the Company harmless from any loss, claim or liability of any kind by reason or dishonor of any debit.

 I agree that this Authorization may be terminated by me or the Company at any time and for any reason by providing written notice of such termination to the non-terminating party and may be terminated by the Company immediately if any debit is not honored by the Depository named above for any reason.

 ______________________________________             __________________________
  Signature of Bank Account Owner(s)                          Date

L8877

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                                   Page 20

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                 --------------------------------------------
                 A Subsidiary of American General Corporation
                 --------------------------------------------
                                Houston, Texas

                                  GENERATIONS
                                  ===========
                               Variable Annuity

                     COMPLETE AND RETURN THIS REQUEST TO:
                            Annuity Administration
                                 P.O. Box 1401
                            Houston, TX 77251-1401
                                 (800)200-3883

                             CHANGE OF BENEFICIARY
                         (Before completing this form
             please read instructions below and on reverse side.)
 _____________________________________________________________________________
                     |                              |
 Contract No.        | Contract Owner               | Annuitant
 ____________________|______________________________|_________________________

 METHOD OF PAYMENT: The death proceeds shall be payable in equal shares to the designated beneficiaries as may be living, unless otherwise provided below. In the event no beneficiary survives the Annuitant or Owner, and if this form, or the Contract does not provide otherwise, the proceeds will be paid to the executors or administrators of the deceased's Estate.
 =============================================================================

 PRIMARY BENEFICIARY:

 Full Name          Relationship to Annuitant      Percentages (if applicable)
 ---------          -------------------------      ---------------------------
 _____________________________________________________________________________
 _____________________________________________________________________________
 _____________________________________________________________________________

 If a living or non-testamentary trust is designated as a primary beneficiary, complete the following:
 ____________________________________________  Dated:_________________________
                Name of Trust

 CONTINGENT BENEFICIARY (proceeds payable under this designation only if non of the designated primary beneficiaries survive the deceased Annuitant or Owner):

 Full Name          Relationship to Annuitant      Percentages (if applicable)
 ---------          -------------------------      ---------------------------
 _____________________________________________________________________________
 _____________________________________________________________________________
 _____________________________________________________________________________

 If a living or non-testamentary trust is designated as a contingent beneficiary, complete the following:
 ____________________________________________  Dated:_________________________
                Name of Trust
 =============================================================================
 The undersigned contract owner hereby revokes any previous beneficiary designation and any optional mode of settlement with respect to any death benefit proceeds payable at the death of the annuitant or owner.

 I represent and certify that no insolvency or bankruptcy proceedings are now pending against me.

 Dated at___________________________this________day of_____________, 19_____.

 _______________________________________   ___________________________________
                WITNESS                                CONTRACT OWNER
 _______________________________________   ___________________________________
                WITNESS                     Additional Signature if Required
 =============================================================================

 This change of beneficiary and/or method of settlement has been approved by the Company at its Home Office, and presentation of the Contracts for endorsement has been waived.

                                     AMERICAN GENERAL LIFE INSURANCE COMPANY

 DATE OF APPROVAL:_____________ BY:___________________________________________

L8876

                   INSTRUCTIONS FOR DESIGNATING BENEFICIARY

 1. All signatures must be in INK and should appear exactly as the name is given in the contract. A separate election for change of beneficiary must be completed for each contract.

 2. The full name of the new Beneficiary, relationship to the Annuitant, current mailing address and taxpayer identification number (S.S. No.) should be given for all Beneficiaries. If Beneficiary is to receive payment under life income option, give date of birth.

 3. If a Beneficiary is a married woman, her full given name should be used. For example, Mary E. Jones, not Mrs. J.F. Jones. If a Trustee is designated, notification as to the type of trust created should be furnished by the Company.

 4. If two Beneficiaries are to share jointly, the last name entered should be followed by the words "equally, or to the survivor," if three or more Beneficiaries are to share jointly, the last name entered should be followed by the words "equally, or to the survivors or survivor." If the interest of one Beneficiary is to be contingent to the interest of another, after the name of the first Beneficiary the following words should be placed: "if living; otherwise to."

 For you assistance, examples of the wording to be used in some of the more common designations are set out below. In difficult cases where there is doubt as to the proper wording, the Company will prepare a special form for you signature on request.

    1. One Beneficiary                   Jane Doe, wife of the Annuitant.

    2. Two Primary  Beneficiaries        Jane Doe, wife of the  Annuitant,
                                         and John Doe, son, equally, or to the
                                         survivor.

    3. One  Primary and Two Contingent   Jane Doe,  wife of the Annuitant,
       Beneficiaries                     if living;  otherwise to John Doe and
                                         Mary Doe, children of the Annuitant,
                                         equally, or to the survivor.

   4.  One  Primary  and One Contingent  Jane  Doe,  wife of the Annuitant, if
       Beneficiary                       living: otherwise to John Doe, son.

   5.  Two Primary  and One  Contingent  John Doe and Mary Doe, parents of the
       Beneficiaries                     Annuitant, equally, or to the
                                         survivor; otherwise, to Jane Doe,
                                         sister of the Annuitant.

   6.  Wife,  Primary;  Named and        Jane Doe,  wife of the Annuitant,
       Un-named  Children,               if  living; otherwise to Henry  Doe,
       Contingent Beneficiaries          Barbara Doe, and Paul Doe,  children
                                         of the  Annuitant,  and any other
                                         then living  children  born of the
                                         marriage of the  Annuitant and said
                                         wife, equally, or to the survivors.

   7.  Wife,  Primary;  Children         Mary  doe,  wife  of the Annuitant,
       and Step-Children                 if living;  otherwise,  Henry Doe,
       Contingents                       son of the Annuitant,  Mary  Doe,
                                         step-daughter  of the  Annuitant,
                                         and any then living  children  born
                                         of the marriage of the  Annuitant and
                                         said wife, equally, or to the
                                         survivor.

   8.  Wife, Primary; Unnamed Children   Jane Doe,  wife of the Annuitant,  if
       with Second Contingents           living;  otherwise any then living
                                         children born of the marriage of the
                                         Annuitant and said wife, equally, or
                                         to the survivor;  otherwise  to Harry
                                         Doe  and  Mabel  Doe, parents of the
                                         Annuitant, equally, or to the
                                         survivor.

   9.  Business Designations             A. The Beacon Oil Company,
                                            Incorporated, a Texas Corporation
                                            Houston, Texas, employer (or
                                            creditor), or its successors or
                                            assigns.

                                         B. John Doe, Business Partner.

                                         C. Harry Doe, Employer (or employee).

   10. Trustee - Written Trust           The American General Bank, Houston,
                                         Texas, as Trustee, or its successors
                                         in Trust, under Trust Instrument dated
                                         May 31, 1995.

       Trustee-Testamentary Trust        Trustee as provided in the Last
                                         Will and Testament of the Annuitant,
                                         or successors thereunder.

   11. Estate                            The Executors, Administrators, or
                                         Assigns of the Annuitant.

                   AMERICAN GENERAL LIFE INSURANCE COMPANY
                 --------------------------------------------
                 A Subsidiary of American General Corporation
                 --------------------------------------------
                                Houston, Texas

                                  GENERATIONS
                                  ===========
                               Variable Annuity

 To Obtain a Statement of Additional Information, please complete the form below and mail to:

     American General Life Insurance Company
     Attn: Annuity Correspondence Unit
     P.O. Box 1401
     Houston, TX 77251-1401

 Please send a Statement of Additional Information for the Generations Variable Annuity to me at the following address:

 ___________________________
 Name
 ___________________________
 Address
 ___________________________
 City/State       Zip Code

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                                    Page 24

          AMERICAN GENERAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT D

               COMBINATION FIXED AND VARIABLE ANNUITY CONTRACTS

                                  OFFERED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                       ANNUITY ADMINISTRATION DEPARTMENT

                   P.O. BOX 1401, HOUSTON, TEXAS 77251-1401

                 1-800-200-3883       713-831-3102 (IN TEXAS)

                      STATEMENT OF ADDITIONAL INFORMATION

                               Dated May 1, 1997

     This Statement of Additional Information ("Statement") is not a prospectus. It should be read with the Prospectus for American General Life
Insurance Company Separate Account D ("Separate Account D"), dated May 1, 1997, concerning flexible payment deferred individual annuity Generations Contracts investing in certain Series of the Van Kampen American Capital Life Investment Trust and the Morgan Stanley Universal Funds, Inc. You can obtain a copy of the Prospectus for the Contracts, and any supplements thereto, by contacting American General Life Insurance Company ("AGL") at the address or telephone numbers given above. You have the option of receiving benefits on a fixed basis through AGL's Fixed Account or on a variable basis through AGL's Separate Account D. Terms used in this Statement have the same meanings as are defined in the Prospectus under the heading "Glossary."

                               TABLE OF CONTENTS

General Information........................................................  2
Regulation and Reserves ...................................................  2
Independent Auditors.......................................................  2
Services...................................................................  3
Principal Underwriter......................................................  3
Annuity Payments...........................................................  3
 A.  Gender of Annuitant...................................................  3
 B.  Misstatement of Age or Sex and Other Errors...........................  3
Change of Investment Adviser or Investment Policy..........................  4
Terms of Exemptive Relief in Connection With Mortality
 and Expense Risk Charge...................................................  4
Performance Data for the Divisions.........................................  4
Effect of Tax-Deferred Accumulation........................................  8
Financial Statements.......................................................  9
Index to Financial Statements.............................................. 10

                              GENERAL INFORMATION

AGL (formerly American General Life Insurance Company of Delaware) is a successor in interest to a company previously organized as a Delaware corporation in 1917. Effective December 31, 1991, AGL redomesticated as a Texas insurer and changed its name to American General Life Insurance Company. AGL is a wholly-owned subsidiary of AGC Life Insurance Company, a Missouri corporation ("AG Missouri") engaged primarily in the life insurance business and annuity business. AG Missouri, in turn, is a wholly-owned subsidiary of American General Corporation, a Texas holding corporation engaged primarily in the insurance business.

                            REGULATION AND RESERVES

AGL is subject to regulation and supervision by the insurance departments of the states in which it is licensed to do business. This regulation covers a variety of areas, including benefit reserve requirements, adequacy of insurance company capital and surplus, various operational standards, and accounting and financial reporting procedures. AGL's operations and accounts are subject to periodic examination by insurance regulatory authorities.

Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed up to prescribed limits for insurance contract losses, if covered, incurred by insolvent companies. The amount of any future assessments of AGL under these laws cannot be reasonably estimated. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

Although the federal government generally has not directly regulated the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Federal measures that may adversely affect the insurance business include employee benefit regulation, tax law changes affecting the taxation of insurance companies or of insurance products, changes in the relative desirability of various personal investment vehicles, and removal of impediments on the entry of banking institutions into the business of insurance. Also, both the executive and legislative branches of the federal government have under consideration various insurance regulatory matters, which could ultimately result in direct federal regulation of some aspects of the insurance business. It is not possible to predict whether this will occur or, if so, what the effect on AGL would be.

Pursuant to state insurance laws and regulations, AGL is obligated to carry on its books, as liabilities, reserves to meet its obligations under outstanding insurance contracts. These reserves are based on assumptions about, among other things, future claims experience and investment returns. Neither the reserve requirements nor the other aspects of state insurance regulation provide absolute protection to holders of insurance contracts, including the Contracts, if AGL were to incur claims or expenses at rates significantly higher than expected, for example, due to acquired immune deficiency syndrome or other infectious diseases or catastrophes, or significant unexpected losses on its investments.

                             INDEPENDENT AUDITORS

The consolidated financial statements of AGL and the financial statements of Separate Account D included in this Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their respective reports thereon appearing elsewhere herein. Such financial statements have been included in this Statement in reliance upon such reports of Ernst & Young LLP given upon the authority of such firm as experts in accounting and auditing. Ernst & Young LLP is located at One Houston Center, 1221 McKinney, Suite 2400, Houston, TX 77010-2007.

                                   SERVICES

A Service Agreement exists between AGL and Continuum Computer Systems, Inc. ("Continuum") to provide certain services in connection with Separate Account
D. Continuum has developed a computerized data processing record keeping system for annuity accounting and has the necessary data processing equipment and personnel to provide and support remote terminal access to its system for the maintenance of annuity records, processing information, and the generation of output with respect to the records and information. AGL has contracted with Continuum for the right to use Continuum's system. For these services AGL paid Continuum $28,800 in 1996, $28,080 in 1995, and $78,840 in 1994.

                             PRINCIPAL UNDERWRITER

American General Securities Incorporated ("AGSI") is the principal underwriter with respect to the Contracts. AGSI also serves as principal underwriter to American General Life Insurance Company of New York Separate Account E and AGL's Separate Account A, both of which are unit investment trusts registered under the Investment Company Act of 1940. AGSI, a Texas corporation, is a wholly owned subsidiary of AGL and a member of the National Association of Securities Dealers, Inc.

As principal underwriter, with respect to Separate Account D, AGSI received from AGL less than $1,000 of compensation for each of the last three fiscal years.

The securities offered pursuant to the Contracts are offered on a continuous basis.

                               ANNUITY PAYMENTS

                            A. GENDER OF ANNUITANT

When annuity payments are based on life expectancy, the amount of each annuity payment ordinarily will be higher if the Annuitant or other measuring life is a male, as compared with a female under an otherwise identical Contract. This is because, statistically, females tend to have longer life expectancies than males.

However, there will be no differences between males and females in any jurisdiction, including Montana, where such differences are not permitted. We will also make available Contracts with no such differences in connection with certain employer-sponsored benefit plans. Employers should be aware that, under most such plans, Contracts that make distinctions based on gender are prohibited by law.

                B. MISSTATEMENT OF AGE OR SEX AND OTHER ERRORS

If the age or sex of an Annuitant has been misstated to us, any amount payable will be that which the purchase payments paid would have purchased at the correct age and sex. If we made any overpayments because of incorrect information about age or sex, or any error or miscalculation, we will deduct the overpayment from the next payment or payments due. We will add any underpayments to the next payment. The amount of any adjustment will be credited or charged with interest at the assumed interest rate used in the Contract's annuity tables.

               CHANGE OF INVESTMENT ADVISER OR INVESTMENT POLICY

Unless otherwise required by law or regulation, neither the investment adviser to any Series nor any investment policy may be changed without the consent of AGL. If required, approval of or change of any investment objective will be filed with the insurance department of each state where a Contract has been delivered. The Owner (or, after annuity payments start, the payee) will be notified of any material investment policy change that has been approved. You will be notified of any investment policy change prior to its implementation by Separate Account D if your comment or vote is required for such change.

            TERMS OF EXEMPTIVE RELIEF IN CONNECTION WITH MORTALITY
                            AND EXPENSE RISK CHARGE

AGL and AGSI have obtained exemptive relief from the Securities and Exchange Commission ("SEC") in connection with deducting the mortality and expense risk charge pursuant to the Contracts. In the application for the exemption, AGL and AGSI have represented and undertaken, among other things, that:

     o The level of the mortality and expense risk charge is within the range of industry practice for comparable annuity contracts;

     o This conclusion is based upon a review that AGL and AGSI have conducted of publicly-available information regarding annuity contracts of other companies which they will maintain at their Home Office, and make available on request to the Commission or its staff, a memorandum setting forth the variable annuity products analyzed and the methodology and results of the comparative review;

     o There is a reasonable likelihood that the proposed distribution financing arrangements with respect to the Contracts will benefit Separate Account D and investors in the Contracts, and the basis for this conclusion is set forth in a memorandum which will be maintained by AGL at its Home Office and will be available to the Commission or its staff on request.

                      PERFORMANCE DATA FOR THE DIVISIONS

AVERAGE ANNUAL TOTAL RETURN CALCULATIONS

     Each Division may advertise its average annual total return. Each Division's average annual total return quotation is computed in accordance with a standard method prescribed by the SEC. The average annual total return for a Division for a specific period is found by first taking a hypothetical $1,000 investment in the Division's Accumulation Units on the first day of the period at the maximum offering price, which is the Accumulation Unit value per unit ("initial investment"), and computing the ending redeemable value
("redeemable value") of that investment at the end of the period. The redeemable value reflects the effect of the applicable Surrender Charge that may be imposed at the end of the period as well as all other recurring charges and fees applicable under the Contract to all Owner accounts. Such other charges and fees include the Mortality and Expense Risk Charge, the Administrative Expense Charge, and the Annual Contract Fee. Any premium taxes are not reflected. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage.

TOTAL RETURN CALCULATIONS (WITHOUT SURRENDER CHARGE OR ANNUAL CONTRACT FEE)

     Each Division may also advertise its non-standardized total return, which is calculated in the same manner and for the same time periods as the standardized average annual total returns described immediately above, except that the redeemable value does not reflect the deduction of any applicable Surrender Charge that may be imposed at the end of the period, since it is assumed that the Contract will continue through the end of each period, or the deduction of the Annual Contract Fee. If reflected, these charges would reduce the performance results presented.

CUMULATIVE TOTAL RETURN CALCULATIONS

     No standardized formula has been prescribed by the SEC for calculating cumulative total return performance. Cumulative total return performance is the compound rate of return on a hypothetical initial investment of $1,000 in each Division's Accumulation Units on the first day of the period at the maximum offering price, which is the Accumulation Unit value per unit ("initial investment"). Cumulative total return figures (and the related "Growth of a $1,000 Investment" figures set forth below) do not include the effect of any premium taxes or any applicable Surrender Charge or the Annual Contract Fee. Cumulative total return quotations reflect changes in Accumulation Unit value and are calculated by finding the cumulative rates of return of the hypothetical initial investment over various periods, according to the following formula, and then expressing that as a percentage:

                            C = (ERV/P) - 1

Where:

     C =      cumulative total return
     P =      a hypothetical initial investment of $1,000
     ERV  =   ending  redeemable  value  is  the  value  at  the  end  of  the applicable period of a hypothetical $1,000 investment made at the beginning of the applicable period.

HYPOTHETICAL PERFORMANCE

     The tables below provide hypothetical performance information for certain of the available Divisions of Separate Account D based on the actual historical performance of the corresponding Series in which each of these Divisions invests. This information reflects all actual charges and deductions of these Series and all Separate Account charges and deductions, with respect to the Contracts, that hypothetically would have been made had the Separate Account, with respect to the Contracts, been invested in these Series for all the periods indicated.

             Hypothetical Historical Average Annual Total Returns
                          (Through December 31, 1996)

                                                                                              SINCE
                                                                                              SERIES
 INVESTMENT DIVISION                      ONE YEAR                   FIVE YEARS               INCEPTION*
 -------------------                      --------                   ----------               ----------
Emerging Growth                            8.93%                       N/A                    18.03%
Enterprise                                16.95%                     12.00%                    9.56%
Domestic Income                           (0.90)%                     8.02%                    6.39%
Government                                (5.39)%                     3.24%                    5.33%
Money Market                              (2.61)%                     1.84%                    4.12%
Real Estate Securities                    32.46%                       N/A                    27.22%


                     Hypothetical Historical Total Returns
                          (Through December 31, 1996)

                                                                                              SINCE
                                                                                              SERIES
 INVESTMENT DIVISION                      ONE YEAR                   FIVE YEARS               INCEPTION*
 -------------------                      --------                   ----------               ----------
Emerging Growth                           15.02%                       N/A                    21.44%
Enterprise                                23.05%                     12.52%                    9.60%
Domestic Income                            5.18%                      8.61%                    6.45%
Government                                 0.69%                      3.94%                    5.39%
Money Market                               3.47%                      2.58%                    4.19%
Real Estate Securities                    38.57%                       N/A                    30.57%


               Hypothetical Historical Cumulative Total Returns
                          (Through December 31, 1996)

                                                                                              SINCE
                                                                                              SERIES
 INVESTMENT DIVISION                      ONE YEAR                   FIVE YEARS               INCEPTION*
 -------------------                      --------                   ----------               ----------
Emerging Growth                           15.02%                       N/A                     33.76%
Enterprise                                23.05%                     80.34%                   167.60%
Domestic Income                            5.18%                     51.12%                    77.26%
Government                                 0.69%                     21.33%                    75.68%
Money Market                               3.47%                     13.56%                    55.35%
Real Estate Securities                    38.57%                       N/A                     49.10%


    Hypothetical Historical Growth of a $1,000 Investment in the Divisions
                          (Through December 31, 1996)

                                                                                              SINCE
                                                                                              SERIES
 INVESTMENT DIVISION                      ONE YEAR                   FIVE YEARS               INCEPTION*
 -------------------                      --------                   ----------               ----------
Emerging Growth                           $1,150.17                       N/A                 $1,337.59
Enterprise                                $1,230.46                  $1,803.37                $2,676.01
Domestic Income                           $1,051.83                  $1,511.17                $1,772.61
Government                                $1,006.89                  $1,213.31                $1,756.76
Money Market                              $1,034.68                  $1,135.62                $1,553.53
Real Estate Securities                    $1,385.65                       N/A                $1,490.98

--------------------------
* The inception dates for each Series funding the Divisions are: April 7, 1986 for the Money Market, Enterprise, and Government Divisions; November 4, 1987 for the Domestic Income Division; July 3, 1995 for the Emerging Growth Division and the Real Estate Securities Division.

YIELD CALCULATIONS

The yields for the Domestic Income Division and the Government Division are each computed in accordance with a standard method prescribed by the SEC. The hypothetical yields for the Domestic Income Division and the Government Division, based upon the one month period ended December 31, 1996, were 7.29% and 5.23%, respectively. The yield quotation is computed by dividing the net investment income per Accumulation Unit earned during the specified one month or 30-day period by the Accumulation Unit values on the last day of the period, according to the following formula that assumes a semi-annual reinvestment of income:

                                     a - b     6
                         YIELD = 2[(------- +1) - 1]
                                      cd

    a = net dividends and interest earned during the period by the Portfolio attributable to the Division

    b    = expenses accrued for the period (net of reimbursements)

    c = the average daily number of Accumulation Units outstanding during the period

    d    = the Accumulation Unit value per unit on the last day of the period

The yield of each Division reflects the deduction of all recurring fees and charges applicable to each Division, such as the Mortality and Expense Risk Charge, and the Administrative Expense Charge but does not reflect the deduction of Surrender Charges or premium taxes.

MONEY MARKET DIVISION YIELD AND EFFECTIVE YIELD CALCULATIONS

     The Money Market Division's yield is computed in accordance with a standard method prescribed by the SEC. Under that method, the current yield quotation is based on a seven-day period and computed as follows: the net change in the Accumulation Unit value during the period is divided by the Accumulation Unit value at the beginning of the period to obtain the base period return; the base period return is then multiplied by the fraction 365/7 to obtain the current yield figure, which is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of the Division's Portfolio are not included in the calculation. The Money Market Division's hypothetical historical yield for the seven day period ended December 31, 1996 was 3.42%.

     The Money Market Division's effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return +1)365/7-1. The Money Market Division's hypothetical historical effective yield for the seven day period ended December 31, 1996 was 3.48%.

     Yield and effective yield do not reflect the deduction of Surrender Charges or premium taxes that may be imposed upon the redemption of Accumulation Units.

PERFORMANCE COMPARISONS

     The performance of each or all of the available Divisions of Separate Account D may be compared in advertisements and sales literature to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or series of mutual funds, with investment objectives similar to each of the Divisions of Separate Account D. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research and Data Service ("VARDSR") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Lipper's rankings include variable life issuers as well as variable annuity issuers. VARDSR rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDSR rank such issuers on the basis of total return, assuming reinvestment of dividends and distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDSR prepares risk adjusted rankings, which consider the effects of market risk on total return performance.

     In addition, each Division's performance may be compared in advertisements and sales literature to the following benchmarks: (1) the Standard & Poor's 500 Composite Stock Price Index, an unmanaged weighted index of 500 leading domestic companies that represents approximately 80% of the market capitalization of the United States equity market; (2) the Dow Jones Industrial Average, an unmanaged unweighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange and generally considered representative of the United States stock market; (3) the Consumer Price Index, published by the U.S. Bureau of Labor Statistics, a statistical measure of change, over time, in the prices of goods and services in major expenditure groups and generally is considered to be a measure of inflation;
(4) the Lehman Brothers Government and Domestic Strategic Income Index, the Salomon Brothers High Grade Domestic Strategic Income Index, and the Merrill Lynch Government/Corporate Master Index, unmanaged indices that are generally considered to represent the performance of intermediate and long term bonds during various market cycles; and (5) the Morgan Stanley Capital International Europe Australia Far East Index, an unmanaged index that is considered to be generally representative of major non-United States stock markets.

                      EFFECT OF TAX-DEFERRED ACCUMULATION

     The Contracts qualify for tax-deferred treatment on earnings. This tax-deferred treatment increases the amount available for accumulation by deferring taxes on any earnings until the earnings are withdrawn. The longer the taxes are deferred, the more the accumulation potential effectively grows over the term of the Contracts.

     The hypothetical tables set out below illustrate this potential. The tables compare accumulations based on a single initial purchase payment of $100,000 compounded annually under (1) a Contract, under which earnings are not taxed until withdrawn in connection with a full surrender, partial withdrawal, or annuitization, or termination due to insufficient Account Value ("withdrawal of earnings") and (2) an investment under which earnings are taxed on a current basis ("Taxable Investment"), based on an assumed tax rate of 28%, and the assumed earning rates specified.

                                            5 YEARS               10 YEARS              20 YEARS
                                            -------               --------              --------
                                                          (7.50% earnings rate)
Contract                                    $143,563              $206,103              $424,785
Contract (after Taxes)                      $131,365              $176,394              $333,845
Taxable Investment                          $130,078              $169,202              $286,294

                                                          (10.00% earnings rate)

Contract                                    $161,051              $259,374              $672,750
Contract (after Taxes)                      $143,957              $214,749              $512,380
Taxable Investment                          $141,571              $200,423              $401,694

     The hypothetical tables do not reflect any fees or charges imposed under a Contract or Taxable Investment. However, the Contracts impose a Mortality and Expense Risk Charge of 1.25%, a Surrender Charge (applicable to withdrawal of earnings for the first seven Contract years) up to a maximum of 6%, an Administrative Expense Charge of 0.15%, and an Annual Contract Fee of $30. A Taxable Investment could incur comparable fees or charges. Fees and charges would reduce the return from a Contract or Taxable Investment.

     Under the Contracts, a withdrawal of earnings is subject to tax, and may be subject to an additional 10% penalty before age 59 1/2.

     These tables are only illustrations of the effect of tax-deferred accumulations and are not a guarantee of future performance.

                             FINANCIAL STATEMENTS

Separate Account D has a total of forty-three Divisions as of the date of this Statement. Excepting the Enterprise Portfolio, the Domestic Income Portfolio, the Government Portfolio, and the Money Market Portfolio Divisions, the other twelve Divisions which are available under the Contracts that are the subject of this Statement are not included in the December 31, 1996 financial statements for Separate Account D, because none were available under any contracts related to Separate Account D as of December 31, 1996. The December 31, 1996 financial statements for Separate Account D that are included herein relate only to the twenty-six Divisions which had operations as of December 31, 1996. Because the Enterprise Portfolio, the Domestic Income Portfolio, the Government Portfolio, and the Money Market Portfolio Divisions are also available under a separate set of contracts and had operations at December 31, 1996, they are four of the twenty-six Divisions included in the December 31, 1996 financial statements for Separate Account D. The remaining five Divisions of Separate Account D had no operations as of December 31, 1996 and are not available under the contracts that are the subject of this Statement.

Certain names of the available Divisions of Separate Account D have changed. Subsequent to December 31, 1995 the names of the Domestic Strategic Income Fund and the Common Stock Fund were changed to Domestic Income Portfolio and Enterprise Portfolio, respectively. In addition, the Emerging Growth Fund, the Government Fund, and the Money Market Fund are now referred to as the Emerging Growth Portfolio, the Government Portfolio, and the Money Market Portfolio, respectively. As of May 1, 1997, the Growth Portfolio changed its name to the Equity Growth Portfolio.

The financial statements of AGL that are included in this Statement should be considered primarily as bearing on the ability of AGL to meet its obligations under the Contracts.

                                   INDEX TO

                             FINANCIAL STATEMENTS

                                                                      Page No.
I.  Separate Account D Financial Statements

       Report of Ernst & Young LLP, Independent Auditors................  11

       Statement of Net Assets .........................................  12

       Statement of Operations..........................................  12

       Statements of Changes in Net Assets..............................  13

       Notes to Financial Statements....................................  14


II.  AGL Consolidated Financial Statements

       Report of Ernst & Young LLP, Independent Auditors................  28

       Consolidated Balance Sheets......................................  29

       Consolidated Income Statements...................................  31

       Consolidated Statements of Shareholders' Equity..................  32

       Consolidated Statements of Cash Flows............................  33

       Notes to Consolidated Financial Statements.......................  34

ERNST & YOUNG LLP      One Houston Center            Phone: 713 750 1500
                       Suite 2400                    Fax:   713 750 1501
                       1221 McKinney Street
                       Houston, Texas 77010-2007


                        Report of Independent Auditors



Board of Directors of
American General Life Insurance Company
and Contract Owners of
American General Life Insurance Company
Separate Account D


We have audited the accompanying statement of net assets of American General Life Insurance Company (the "Company") Separate Account D as of December 31, 1996, the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American General Life Insurance Company Separate Account D at December 31, 1996, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.


                                                                 ERNST & YOUNG
                                                              /s/ERNST & YOUNG

 Houston, Texas
 January 31, 1997

                   AMERICAN GENERAL LIFE INSURANCE COMPANY

                              SEPARATE ACCOUNT D

                           STATEMENT OF NET ASSETS

                              DECEMBER 31, 1996


                                                        TOTAL           Sierra             VAriety             All
                                                         ALL           Advantage             Plus             Other
                                                      DIVISIONS        Divisions           Divisions         Divisions
ASSETS:
   Investment securities - at market
    (cost $486,138,885)...........................  $541,986,780       $480,823,205       $16,688,246      $44,475,329
   Due to American General Life Insurance Company.        (3,227)                 0              (519)          (2,708)
                                                   -------------      -------------      ------------     ------------

     NET ASSETS..................................  $541,983,553       $480,823,205       $16,687,727      $44,472,621
                                                   =============      =============      ============     ============


CONTRACT OWNER RESERVES:
   Reserves for redeemable annuity contracts.....  $539,723,717       $480,672,635       $16,687,727      $42,363,355
   Reserves for annuity contracts on benefit.....     2,259,836            150,570                 0        2,109,266
                                                   -------------      -------------      ------------     ------------


     TOTAL CONTRACT OWNER RESERVES...............  $541,983,553       $480,823,205       $16,687,727      $44,472,621
                                                   =============      =============      ============     ============



                            STATEMENT OF OPERATIONS
                         Year Ended December 31, 1996


                                                        TOTAL           Sierra             VAriety             All
                                                         ALL           Advantage             Plus             Other
                                                      DIVISIONS        Divisions           Divisions         Divisions
INVESTMENT INCOME:
   Dividends from mutual funds...................  $ 15,231,338       $ 12,623,149       $   395,556      $ 2,212,633

EXPENSES:
   Expense and mortality fee.....................     7,354,572          6,689,446           245,122          420,004
                                                   -------------      -------------      ------------     ------------
     NET INVESTMENT INCOME.......................     7,876,766          5,933,703           150,434        1,792,629
                                                   -------------      -------------      ------------     ------------


REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:

   Net realized gain (loss) on investments.......     8,687,632          8,253,869           170,962          262,801
   Capital gain distributions from mutual funds..    22,461,539         19,044,845         1,050,929        2,365,765
   Net unrealized gain on investments............     4,104,554          1,870,223           939,264        1,295,067
                                                   -------------      -------------      ------------     ------------
   NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS................................    35,253,725         29,168,937         2,161,155        3,923,633
                                                   -------------      -------------      ------------     ------------

   INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS...............................  $ 43,130,491       $ 35,102,640       $ 2,311,589      $ 5,716,262
                                                   =============      =============      ============     ============

See accompanying notes.

                   American General Life Insurance Company

                              SEPARATE ACCOUNT D

                      STATEMENT OF CHANGES IN NET ASSETS
                         Year Ended December 31, 1996


                                                        TOTAL           Sierra             VAriety             All
                                                         ALL           Advantage             Plus             Other
                                                      DIVISIONS        Divisions           Divisions         Divisions
OPERATIONS:
   Net investment income.........................  $  7,876,766       $  5,933,703       $   150,434      $ 1,792,629
   Net realized gain (loss) on investments.......  $  8,687,632          8,253,869           170,962          262,801
   Capital gain distributions from mutual funds..    22,461,539         19,044,845         1,050,929        2,365,765
   Net unrealized gain on investments............     4,104,554          1,870,223           939,264        1,295,067
                                                   -------------      -------------      ------------     ------------
     Increase in net assets resulting from
      operations.................................    43,130,491         35,102,640         2,311,589        5,716,262
                                                   -------------      -------------      ------------     ------------


PRINCIPAL TRANSACTIONS:
   Contract purchase payments, less sales and
    administrative expenses and premium taxes....    63,920,172         62,319,889         1,434,892          165,391
   Mortality reserve transfer....................             0                  0                 0          144,841
   Payments to contract owners:
     Annuity benefits............................    (6,848,545)        (5,806,546)           (4,946)      (1,037,053)
     Terminations and withdrawals................   (23,351,179)       (18,340,373)       (1,138,733)      (3,872,073)
                                                   -------------      -------------      ------------     ------------
   Increase (Decrease) in net assets resulting
    from principal transactions..................    33,720,448         38,172,970           291,213       (4,598,894)
                                                   -------------      -------------      ------------     ------------
   TOTAL INCREASE IN NET ASSETS..................    76,850,939         73,275,610         2,602,802       (1,117,368)


NET ASSETS:
   Beginning of year.............................   464,987,773        407,547,595        14,084,925       43,355,253
   End of year...................................  $541,838,712       $480,823,205       $16,687,727      $44,472,621
                                                   =============      =============      ============     ============


                      STATEMENT OF CHANGES IN NET ASSETS
                         Year Ended December 31, 1995

                                                        TOTAL           Sierra             VAriety             All
                                                         ALL           Advantage             Plus             Other
                                                      DIVISIONS        Divisions           Divisions         Divisions
OPERATIONS:
   Net investment income.........................     6,780,605          4,544,715           216,941        2,018,949
   Net realized loss on investments..............      (623,550)          (348,580)            6,817         (281,787)
   Capital gain distributions from mutual funds..     3,557,290            721,066           800,809        2,035,415
   Net unrealized loss on investments............    65,361,002         59,082,619         2,006,733        4,271,650
                                                   -------------      -------------      ------------     ------------
     Decrease in net assets resulting from
      operations.................................    75,075,347         63,999,820         3,031,300        8,044,227
                                                   -------------      -------------      ------------     ------------


PRINCIPAL TRANSACTIONS:
   Contract purchase payments, less sales and
    administrative expenses and premium taxes....    67,939,767         66,850,917         1,000,953           87,897
   Payments to contract owners:
     Annuity benefits............................    (8,505,642)        (7,148,527)          (47,580)      (1,309,535)
     Terminations and withdrawals................   (25,014,962)       (20,016,039)       (1,260,750)      (3,738,173)
                                                   -------------      -------------      ------------     ------------
   Increase (Decrease) in net assets resulting
    from principal transactions..................    34,419,163         39,686,351          (307,377)      (4,959,811)
                                                   -------------      -------------      ------------     ------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS.......   109,494,510        103,686,171         2,723,923        3,084,416


NET ASSETS:
   Beginning of year.............................   355,493,263        303,861,424        11,361,002       40,270,837
   End of year...................................  $464,987,773        407,547,595        14,084,925       43,355,253
                                                   =============      =============      ============     ============

See accompanying notes.

NOTES TO FINANCIAL STATEMENTS

Note A - Organization

     Separate Account D (the "Separate Account"), established by American General Life Insurance Company (the "Company") on November 19, 1973, is registered under the Investment Company Act of 1940 as a unit investment trust. The Separate Account now consists of twenty-six Divisions which are available to investors through four different American General annuity contracts. The divisions available in each contract are as follows:

NOTES TO FINANCIAL STATEMENTS

Note A - Organization

     Separate Account D (the "Separate Account"), established by American General Life Insurance Company (the "Company") on November 19, 1973, is registered under the Investment Company Act of 1940 as a unit investment trust. The Separate Account now consists of twenty-six Divisions which are available to investors through four different American General annuity contracts. The divisions available in each contract are as follows:

SIERRA ADVANTAGE:                                           VARIETY PLUS (CONTINUED)
Sierra Variable Trust                                       Neuberger & Berman Advisors Management Trust ("AMT")
("Sierra") International Growth Fund                           Balanced Portfolio
Sierra Short Term Global Government Fund                    Neuberger & Berman AMT Partners Portfolio
Sierra Growth Fund                                          American General Series Portfolio Company ("AGSPC")
Sierra Global Money Fund                                       Stock Index Fund
Sierra U.S. Government Fund                                 AGSPC Social Awareness Fund
Sierra Growth & Income Fund                                 AGSPC International Equities Fund
Sierra Corporate Income Fund
Sierra Short Term High Quality Bond Fund
Sierra Emerging Growth Fund                                 SEPARATE ACCOUNT D (DEFERRED LOAD):
                                                            Van Kampen LIT Money Market Fund
                                                            Van Kampen LIT Domestic Income Fund
                                                              (formerly LIT Domestic Strategic Income Fund)
VARIETY PLUS:                                               Van Kampen LIT Enterprise Fund
Van Kampen American Capital ("Van Kampen")                    (formerly LIT Common Stock Fund)
    Life Investment Trust ("LIT") Money Market Fund
Van Kampen LIT Domestic Income Fund                         ALL OTHER SEPARATE ACCOUNT D CONTRACTS:
    (formerly LIT Domestic Strategic Income Fund)             (Issued prior to January 1, 1982)
Van Kampen LIT Enterprise Fund                              Van Kampen Comstock Fund
    (formerly LIT Common Stock Fund)                        Van Kampen Corporate Bond Fund
Van Kampen LIT Government Fund                              Van Kampen Reserve Fund
Van Kampen LIT Asset Allocation Fund                        Van Kampen High Income Corporate Bond Fund
    (formerly Multiple Strategy Fund)                       Van Kampen LIT Money Market Fund
Fidelity Variable Insurance Product ("VIP")                 Van Kampen LIT Domestic Income Fund
Asset Manager Portfolio                                        (formerly LIT Domestic Strategic Income Fund)
Fidelity VIP Overseas Portfolio                             Van Kampen LIT Enterprise Fund
Fidelity VIP Index 500 Portfolio                               (formerly LIT Common Stock Fund)


Note B - Summary of Significant Accounting Policies & Basis of Presentation

     The accompanying financial statements of the Divisions of the Separate Account have been prepared on the basis of generally accepted accounting principles ("GAAP"). The accounting principles followed by the Divisions and the methods of applying those principles are presented below or in the footnotes which follow:

     SECURITY VALUATION - The investment in shares of Van Kampen, AGSPC, Fidelity, Neuberger & Berman and Sierra mutual funds are valued at the closing net asset value (market) per share as determined by the fund on the day of measurement.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the date the order to buy or sell is executed (trade date). Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt. Realized gains and losses from security transactions are determined on the basis of identified cost.

     ADMINISTRATIVE EXPENSES AND MORTALITY AND EXPENSE RISK CHARGE - Deductions for administrative expenses and mortality and expense risks assumed by the Company are calculated daily, at an annual rate, on the average daily net asset value of the Separate Account and are paid to the Company.

     An annual maintenance charge may be imposed on the last day of each contract year during the accumulation period for administrative expenses with respect to each contract. A surrender charge is applicable to certain withdrawal amounts and is payable to the Company. The deductions are as follows for the period ended December 31, 1996:

                                                                                                 Annual
                                                   Administrative Expenses,       Annual       Maintenance      Surrender
                                                   Mortality & Expense Risk     Maintenance      Charges         Charges
                 Contracts                              Annual Rate              Charge        Collected       Collected
 --------------------------------------            ------------------------     -----------    -----------      ----------
 Sierra Advantage......................                     1.50%                   N/A            N/A            663,624
 VAriety Plus..........................                     1.55%                   36           $12,600           32,513
 Separate Account D (deferred load)....                     1.25%                   30           $17,670              579
 Separate Account D (Issued prior to
  January 1, 1982).....................                     0.75%                   N/A            N/A               N/A

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES & BASIS OF PRESENTATION - CONTINUED

     ADMINISTRATIVE EXPENSES - CONTINUED - Sales and other administrative charges are applicable to certain transaction amounts on contracts, excluding Sierra Advantage and VAriety Plus contracts, and are payable to the Company. The total sales and administrative charges collected for the period ended December 31, 1996 were $2,349.

     The funds pay their investment advisors, Van Kampen American Capital Asset Management, Inc., The Variable Annuity Life Insurance Company ("VALIC"), Fidelity Management & Research Company, Neuberger & Berman Management Incorporated and Sierra Investment Advisors Corporation, a monthly fee based on the fund's average net asset value.

     ANNUITY RESERVES - Sierra Advantage and VAriety Plus annuity reserves are computed for currently payable contracts according to the 1983a Individual Annuity Mortality Table projected under Scale G factors at an assumed interest rate of 3.5%. The other contracts annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table at an assumed interest rate of 3%. Charges to annuity reserves for mortality and expense risks experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the separate account.

NOTE C - INVESTMENTS

     Fund shares are purchased at net asset value with net contract payments (contract purchase payments less surrenders and amounts payable to the Company for administrative and surrender charges) and reinvestment of distributions made by the funds. The following is a summary of fund shares owned as of December 31, 1996.


                                                                  Net         Value of         Cost of           Unrealized
                                                                 Asset        Shares at        Shares           Appreciation
                       Fund                         Shares       Value         Market           Held           (Depreciation)

Van Kampen Comstock Fund........................    436,828      $ 14.78    $  6,456,312      $  6,520,659        $  (64,347)
Van Kampen Corporate Bond Fund..................     77,146         6.88         530,766           532,315            (1,549)
Van Kampen Reserve Fund.........................  1,430,869         1.00       1,430,869         1,430,869                 0
Van Kampen High Income Corporate Bond Fund......  1,989,372         6.42      12,771,767        11,869,051           902,716
Van Kampen LIT Money Market Fund................  5,356,820         1.00       5,356,820         5,356,820                 0
Van Kampen LIT Domestic Income Fund.............    776,892         8.01       6,222,909         6,306,903           (83,994)
Van Kampen LIT Enterprise Fund..................  1,153,699        16.26      18,759,145        16,100,742         2,658,403
Van Kampen LIT Government Fund..................    121,169         8.66       1,049,323         1,068,570           (19,247)
Van Kampen LIT Asset Allocation Fund............    265,504        11.35       3,013,475         3,077,842           (64,367)
Fidelity VIP Asset Manager Portfolio............     40,818        16.93         691,048           590,412           100,636
Fidelity VIP Overseas Portfolio.................     14,960        18.84         281,840           241,925            39,915
Fidelity VIP Index 500 Portfolio................     10,823        89.13         964,687           810,261           154,426
Neuberger & Berman AMT Balanced Portfolio.......     15,012        15.92         238,989           235,401             3,588
Neuberger & Berman AMT Partners Portfolio.......     86,200        16.48       1,420,576         1,061,178           359,398
AGSPC Stock Index Fund..........................     69,162        22.76       1,574,119         1,074,396           499,723
AGSPC Social Awareness Fund.....................      7,051        15.53         109,508            94,044            15,464
AGSPC International Equities Fund...............     26,834        10.86         291,422           283,288             8,134
Sierra International Growth Fund................  4,790,516        13.03      62,420,425        57,385,152         5,035,273
Sierra Short Term Global Government Fund........  8,843,198         2.48      21,931,132        21,676,032           255,100
Sierra Growth Fund..............................  7,247,908        16.01     116,039,007        92,269,807        23,769,200
Sierra Global Money Fund........................ 23,261,642         1.00      23,261,642        23,261,642                 0
Sierra U.S. Government Fund.....................  6,815,332         9.77      66,585,792        66,643,860           (58,068)
Sierra Growth and Income Fund...................  4,370,788        14.29      62,458,565        50,043,856        12,414,709
Sierra Corporate Income Fund....................  6,095,560         9.82      59,858,400        59,857,864               536
Sierra Short Term High Quality Bond Fund........  5,099,390         2.43      12,391,519        12,583,492          (191,973)
Sierra Emerging Growth Fund.....................  3,801,138        14.70      55,876,723        45,762,504        10,114,219
                                                                            ------------      ------------        ----------
                                                                            $541,986,780      $486,138,885        55,847,895
                                                                            ============      ============        ==========

     The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 1996 were $135,673,393 and $71,466,602 respectively. The cost of total investments owned at December 31, 1996 was the same for both financial reporting and federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation for the year ended December 31,1996 are $56,331,440 and $483,545, respectively.

Note E - Summary of Changes in Units

Changes in Units for the Year Ended December 31, 1996

Sierra Advantage                                                 Short Term
                                                                  Global
                                             International       Government                          Global        U. S. Government
ACCUMULATION PERIOD                           Growth Fund          Fund         Growth Fund        Money Fund           Fund

Outstanding at beginning of period.......  38,882,135.444    23,376,496.403    65,732,670.354    19,070,427.181    47,440,751.595
Purchase payments........................   5,764,727.855       823,425.493     7,956,730.419     5,200,191.953     6,228,720.252
Surrenders...............................  (2,265,550.102)   (1,734,078.214)   (3,016,815.821)   (1,095,488.892)   (3,518,537.910)
Transfers to annuity.....................     (15,963.133)       (6,097.866)      (12,788.652)       (8,500.903)      (20,672.538)
Transfers between funds..................   6,843,327.623    (2,366,242.572)   (3,810,395.545)   (2,115,563.430)    8,984,681.552
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Outstanding at end of period.............  49,208,677.687    20,093,503.244    66,849,400.755    21,051,065.909    59,114,942.951
                                           ===============   ===============   ===============   ===============   ===============


                                                                                 Short Term
                                             Growth and          Corporate       High Quality        Emerging
                                             Income Fund        Income Fund       Bond Fund        Growth Fund
Outstanding at beginning of period......   36,675,025.766    52,014,100.048    11,822,728.277    34,379,287.120
Purchase payments.......................    8,537,457.784     5,251,049.786     1,617,072.331     6,624,985.814
Surrenders..............................   (1,751,987.311)   (3,393,206.396)     (545,483.502)   (1,578,433.352)
Transfers to annuity....................              ***        (8,122.761)            0.000       (11,325.843)
Transfers between funds.................   (2,274,408.556)   (2,020,487.059)   (1,281,300.464)     (937,126.725)
                                           ---------------   ---------------   ---------------   ---------------
Outstanding at end of period............   41,176,555.767    51,843,333.618    11,613,016.642    38,477,387.014
                                           ===============   ===============   ===============   ===============


VAriety Plus                                                    Van Kampen
                                              Van Kampen       LIT Domestic        Van Kampen       Van Kampen        Van Kampen
                                               LIT Money          Income         LIT Enterprise    LIT Government      LIT Asset
ACCUMULATION PERIOD                           Market Fund          Fund               Fund             Fund         Allocation Fund
Non-Qualified Contracts:
Outstanding at beginning of period......       31,023.098       643,469.587     2,193,267.495       648,110.420     1,387,133.759
Purchase payments.......................        2,564.198        49,958.499       111,360.191        18,542.595        48,895.083
Surrenders..............................     (123,953.182)      (34,524.433)      (85,025.999)      (30,217.268)      (69,659.359)
Transfers to annuity....................            0.000             0.000             0.000             0.000             0.000
Transfers between funds.................      372,298.313      (139,382.337)      (47,643.171)      (30,111.032)      (53,922.294)
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Outstanding at end of period............      281,932.427       519,521.316     2,171,958.516       606,324.715     1,312,447.189
                                           ===============   ===============   ===============   ===============   ===============


                                                                                                     Neuberger &      Neuberger &
                                             Fidelity VIP       Fidelity VIP      Fidelity VIP         Berman           Berman
                                             Asset Manager        Overseas         Index 500        AMT Balanced     AMT Partners
                                               Portfolio         Portfolio         Portfolio         Portfolio         Portfolio
Outstanding at beginning of period......      368,506.813       150,156.224       255,919.568       126,436.941       573,999.606
Purchase payments.......................       78,232.603        22,650.982       192,419.319        34,995.016       197,533.041
Surrenders..............................      (25,254.384)         (224.253)       (2,405.849)      (10,711.695)      (35,249.198)
Transfers to annuity....................            0.000             0.000             0.000             0.000             0.000
Transfers between funds.................      (87,178.618)      (18,029.434)       74,341.294       (10,216.976)      122,086.909
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Outstanding at end of period............      334,306.414       154,553.519       520,274.332       140,503.286       858,370.358
                                           ===============   ===============   ===============   ===============   ===============

Changes in Units for the Year Ended December 31, 1996

VAriety Plus - Continued                                         AGSPC Stock          AGSPC
                                              AGSPC Stock     Social Awareness    International
ACCUMULATION PERIOD                            Index Fund           Fund          Equities Fund
Non-Qualified Contracts:
Outstanding at beginning of period......       648,212.914       41,609.618       478,545.500
Purchase payments.......................        24,666.084       13,999.802        10,802.158
Surrenders..............................      (59,334.026)       (5,159.837)      (57,804.040)
Transfers to annuity....................            0.000             0.000             0.000
Transfers between funds.................      (30,385.988)            0.000      (182,963.525)
                                           ---------------   ---------------   ---------------
Outstanding at end of period............      583,158.984        50,449.583       248,580.093
                                           ===============   ===============   ===============



OTHER CONTRACTS                                                                                         Van Kampen
                                                                 Van Kampen                             High Income    Van Kampen
                                               Van Kampen      Corporate Bond        Van Kampen       Corporate Bond    LIT Money
ACCUMULATION PERIOD                          Comstock Fund         Fund            Reserve Fund          Fund          Market Fund
Non-Qualified Contracts:
Outstanding at beginning of period......      355,463.749       137,367.827       328,703.184     2,993,479.694       702,423.167
Purchase payments.......................            0.000             0.000             0.000             0.000             0.000
Surrenders..............................            0.000             0.000       (32,775.708)     (296,622.519)      (32,384.793)
Transfers to annuity....................            0.000             0.000             0.000        (3,929.146)            0.000
Transfers between funds.................          277.235       (17,884.290)       23,541.387       (67,079.066)      108,409.985
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Outstanding at end of period............      355,740.984       119,483.537       319,468.863     2,625,848.963       778,448.359
                                           ===============   ===============   ===============   ===============   ===============

Qualified Contracts:
Outstanding at beginning of period......      151,148.632             0.000        48,115.813        74,802.608        22,426.173
Purchase payments.......................          590.322             0.000           241.028         4,358.243             0.000
Surrenders..............................      (22,242.117)            0.000             0.000       (20,129.220)            0.000
Transfers to annuity....................            0.000             0.000             0.000             0.000             0.000
Transfers between funds.................         (226.461)            0.000             0.000             0.000             0.000
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Outstanding at end of period............      129,270.376             0.000        48,356.841        59,031.631        22,426.173
                                           ===============   ===============   ===============   ===============   ===============


                                              Van Kampen LIT                        Van Kampen                          Van Kampen
                                               Money Market      Van Kampen        LIT Domestic      Van Kampen      LIT Enterprise
                                                   Fund         LIT Domestic       Income Fund     LIT Enterprise        Fund
                                             (Deferred Load)     Income Fund     (Deferred Load)        Fund        (Deferred Load)

Non-Qualified Contracts:
Outstanding at beginning of period......      848,950.504       584,683.467       951,382.221       288,310.619     1,596,083.456
Purchase payments.......................       23,268.333             0.000         3,410.320             0.000             0.000
Surrenders..............................     (162,081.382)       (8,767.951)      (90,790.215)       (5,221.464)     (128,193.870)
Transfers to annuity....................            0.000             0.000             0.000       (11,131.252)            0.000
Transfers between funds.................        8,854.079       (75,552.029)      (17,678.786)       (3,801.608)       (7,247.129)
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Outstanding at end of period............      718,991.534       500,363.487       846,323.540       268,156.295     1,460,642.457
                                           ===============   ===============   ===============   ===============   ===============

Qualified Contracts:
Outstanding at beginning of period......      371,366.831        41,117.046       238,660.088         4,202.245       766,615.798
Purchase payments.......................       15,504.335             0.000           829.118             0.000         8,853.705
Surrenders..............................      (36,762.279)            0.000       (50,551.636)            0.000       (53,865.084)
Transfers to annuity....................            0.000             0.000             0.000             0.000             0.000
Transfers between funds.................        5,482.538             0.000        (1,255.480)            0.000        (1,828.605)
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Outstanding at end of period............      355,591.425        41,117.046       187,682.090         4,202.245       719,775.814
                                           ===============   ===============   ===============   ===============   ===============

Changes in Units for the Year Ended December 31, 1996


Sierra Advantage                                                 Short Term
                                                                  Global
                                             International       Government                          Global        U. S. Government
ANNUITY PERIOD                                Growth Fund          Fund         Growth Fund        Money Fund           Fund
Outstanding at beginning of period......             0.000       17,801.266         4,198.762             0.000             0.000
Transfers from accumulation.............        15,963.133        6,097.866        12,788.652         8,500.903        20,672.538
Annuity payments........................       (1,058.112)       (5,105.791)       (1,957.282)         (607.341)       (1,491.985)
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Outstanding at end of period............       14,905.021        18,793.341        15,030.132         7,893.562        19,180.553
                                           ===============   ===============   ===============   ===============   ===============


                                                                                 Short Term
                                             Growth and          Corporate       High Quality        Emerging
                                             Income Fund        Income Fund       Bond Fund        Growth Fund
Outstanding at beginning of period......            0.000        20,438.943             0.000             0.000
Transfers from accumulation.............        9,531.916         8,122.761             0.000        11,325.843
Annuity payments........................         (687.964)       (6,070.707)            0.000          (714.000)
                                           ---------------   ---------------   ---------------   ---------------
Outstanding at end of period............        8,843.952        22,490.997             0.000        10,611.843
                                           ===============   ===============   ===============   ===============


OTHER CONTRACTS                                                                                         Van Kampen
                                                                 Van Kampen                             High Income    Van Kampen
                                               Van Kampen      Corporate Bond        Van Kampen       Corporate Bond    LIT Money
ANNUITY PERIOD                               Comstock Fund         Fund            Reserve Fund          Fund          Market Fund
Non-Qualified Contracts:
Outstanding at beginning of period......       24,802.485             0.000        59,202.979        88,097.148        18,851.842
Transfers from accumulation.............            0.000             0.000             0.000         3,929.145             0.000
Mortality Reserve Transfer..............            0.000             0.000             0.000        21,817.344             0.000
Annuity payments........................       (1,971.791)            0.000       (12,102.824)      (26,262.854)        (2,660.171)
Surrendered Contracts...................      (16,755.476)            0.000             0.000             0.000             0.000
Transfers between funds.................            0.000             0.000             0.000             0.000             0.000
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Outstanding at end of period............        6,075.218             0.000        47,100.155        87,580.783        16,191.671
                                           ===============   ===============   ===============   ===============   ===============


Qualified Contracts:
Outstanding at beginning of period......            0.000             0.000             0.000         4,900.348             0.000
Transfers from accumulation.............            0.000             0.000             0.000             0.000             0.000
Mortality Reserve Transfer..............            0.000             0.000             0.000             0.000             0.000
Annuity payments........................            0.000             0.000             0.000          (692.082)            0.000
Surrendered Contracts...................            0.000             0.000             0.000             0.000             0.000
Transfers between funds.................            0.000             0.000             0.000             0.000             0.000
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Outstanding at end of period............            0.000             0.000             0.000         4,208.266             0.000
                                           ===============   ===============   ===============   ===============   ===============

Changes in Units for the Year Ended December 31, 1996

                                              Van Kampen LIT                        Van Kampen                          Van Kampen
                                               Money Market      Van Kampen        LIT Domestic      Van Kampen      LIT Enterprise
                                                   Fund         LIT Domestic       Income Fund     LIT Enterprise        Fund
                                             (Deferred Load)     Income Fund     (Deferred Load)        Fund        (Deferred Load)
ANNUITY PERIOD

Non-Qualified Contracts:
Outstanding at beginning of period......      439,584.645         9,252.599        93,503.376         2,184.759       124,157.660
Transfers from accumulation.............            0.000             0.000             0.000        10,869.668             0.000
Mortality Reserve Transfer..............            0.000         7,681.063             0.000             0.000             0.000
Annuity payments........................     (150,028.492)       (5,496.672)      (32,535.236)       (1,545.789)      (38,760.220)
Transfers between funds.................            0.000             0.000             0.000             0.000             0.000
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Outstanding at end of period............      289,556.153        11,436.990        60,968.140        11,508.638        85,397.440
                                           ===============   ===============   ===============   ===============   ===============


Qualified Contracts:
Outstanding at beginning of period......        4,816.161            89.380        17,309.669             0.000         4,098.540
Transfers from accumulation.............            0.000             0.000             0.000             0.000             0.000
Mortality Reserve Transfer..............            0.000             0.000             0.000             0.000             0.000
Annuity payments........................       (2,534.452)            0.000        (4,818.887)            0.000        (2,593.604)
Transfers between funds.................            0.000             0.000             0.000             0.000             0.000
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Outstanding at end of period............        2,281.709            89.380        12,490.782             0.000         1,504.936
                                           ===============   ===============   ===============   ===============   ===============


Changes in Units for the Year Ended December 31, 1995


Sierra Advantage                                                 Short Term
                                                                  Global
                                             International       Government                          Global        U. S. Government
ACCUMULATION PERIOD                           Growth Fund          Fund         Growth Fund        Money Fund           Fund
Outstanding at beginning of period......   41,411,804.816    31,104,117.951    55,968,698.496     5,990,768.122    45,519,220.818
Purchase payments.......................    6,282,094.793     1,812,247.957    10,358,765.174     6,190,469.801     5,994,381.877
Surrenders..............................   (2,694,405.713)   (2,698,365.189)   (3,773,253.685)     (998,774.884)   (4,016,271.339)
Transfers to annuity....................            0.000       (23,165.130)       (5,463.976)            0.000             0.000
Transfers between funds.................   (6,117,358.452)   (6,818,339.186)    3,183,924.345     7,887,964.142       (56,579.761)
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Outstanding at end of period............   38,882,135.444    23,376,496.403    65,732,670.354    19,070,427.181    47,440,751.595
                                           ===============   ===============   ===============   ===============   ===============



                                                                                 Short Term
                                             Growth and          Corporate       High Quality        Emerging
                                             Income Fund        Income Fund       Bond Fund        Growth Fund
Outstanding at beginning of period......   25,711,520.731    57,776,195.507     16,054,361.321   19,161,715.815
Purchase payments.......................   10,091,361.789     7,002,703.784      1,828,154.900    8,135,229.721
Surrenders..............................   (1,677,052.520)   (4,392,921.746)    (1,168,254.384)  (1,459,588.916)
Transfers to annuity....................            0.000       (26,597.560)              0.000           0.000
Transfers between funds.................    2,549,195.766    (8,345,279.937)    (4,891,533.560)   8,541,930.500
                                           ---------------   ---------------   ---------------   ---------------
Outstanding at end of period............   36,675,025.766    52,014,100.048     11,822,728.277   34,379,287.120
                                           ===============   ===============   ===============   ===============

Changes in Units for the Year Ended December 31, 1995

VAriety Plus                                                    Van Kampen
                                              Van Kampen       LIT Domestic        Van Kampen       Van Kampen        Van Kampen
                                               LIT Money          Income         LIT Enterprise    LIT Government      LIT Asset
ACCUMULATION PERIOD                           Market Fund          Fund               Fund             Fund         Allocation Fund
Non-Qualified Contracts:
Outstanding at beginning of period......      172,772.518       752,632.015     2,129,473.068       745,153.812     1,653,659.302
Purchase payments.......................        7,565.950        29,682.191        53,334.914        51,285.660        10,871.291
Surrenders..............................      (29,257.425)      (58,883.265)      (61,649.058)      (68,410.031)     (193,168.817)
Transfers to annuity....................            0.000             0.000             0.000             0.000             0.000
Transfers between funds.................     (120,057.945)      (79,961.354)       72,108.571       (79,919.021)      (84,228.017)
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Outstanding at end of period............       31,023.098       643,469.587     2,193,267.495       648,110.420     1,387,133.759
                                           ===============   ===============   ===============   ===============   ===============


                                                                                                     Neuberger &      Neuberger &
                                             Fidelity VIP       Fidelity VIP      Fidelity VIP         Berman           Berman
                                             Asset Manager        Overseas         Index 500        AMT Balanced     AMT Partners
                                               Portfolio         Portfolio         Portfolio         Portfolio         Portfolio
Outstanding at beginning of period......      325,839.561        93,593.434        50,474.334        90,936.949       268,546.384
Purchase payments.......................       42,938.182        60,103.179       149,398.976        36,135.056       169,410.794
Surrenders..............................       (9,767.561)          (93.893)         (805.962)       (4,199.243)       (4,954.470)
Transfers to annuity....................            0.000             0.000             0.000             0.000             0.000
Transfers between funds.................        9,496.631        (3,446.496)       56,852.220         3,564.179       140,996.898
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Outstanding at end of period............      368,506.813       150,156.224       255,919.568       126,436.941       573,999.606
                                           ===============   ===============   ===============   ===============   ===============


                                                                 AGSPC Stock          AGSPC
                                              AGSPC Stock     Social Awareness    International
                                              Index Fund           Fund          Equities Fund
Non-Qualified Contracts:
Outstanding at beginning of period......      673,760.206        41,120.891       680,590.894
Purchase payment........................       29,287.805        10,732.299        33,337.090
Surrenders..............................      (49,857.945)       (8,661.175)      (45,933.686)
Transfers to annuity....................            0.000             0.000             0.000
Transfers between funds.................       (4,977.152)       (1,582.397)     (189,448.798)
                                           ---------------   ---------------   ---------------
Outstanding at end of period............      648,212.914        41,609.618       478,545.500
                                           ===============   ===============   ===============


OTHER CONTRACTS                                                                                         Van Kampen
                                                                 Van Kampen                             High Income    Van Kampen
                                               Van Kampen      Corporate Bond        Van Kampen       Corporate Bond    LIT Money
ACCUMULATION PERIOD                          Comstock Fund         Fund            Reserve Fund          Fund          Market Fund
Non-Qualified Contracts:
Outstanding at beginning of period......      371,579.671       169,794.267       411,195.680     3,265,868.129       827,101.817
Purchase payments.......................            0.000             0.000             0.000             0.000             0.000
Surrenders..............................      (11,922.632)      (32,929.866)      (53,584.102)     (287,888.359)      (53,606.690)
Transfers to annuity....................       (1,422.004)            0.000             0.000             0.000             0.000
Transfers between funds.................       (2,771.286)          503.426       (28,908.394)       15,499.924       (71,071.960)
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Outstanding at end of period............      355,463.749       137,367.827       328,703.184     2,993,479.694       702,423.167
                                           ===============   ===============   ===============   ===============   ===============

Changes in Units for the Year Ended December 31, 1995


OTHER CONTRACTS - CONTINUED                                                                             Van Kampen
                                                                 Van Kampen                             High Income    Van Kampen
                                               Van Kampen      Corporate Bond        Van Kampen       Corporate Bond    LIT Money
ACCUMULATION PERIOD                          Comstock Fund         Fund            Reserve Fund           Fund         Market Fund
Qualified Contracts:
Outstanding at beginning of period......      164,204.905             0.000        78,075.084        73,443.858        30,159.958
Purchase payments.......................          536.521             0.000           199.421         1,358.750             0.000
Surrenders..............................      (13,592.794)            0.000      (30,158.692)             0.000        (7,733.785)
Transfers to annuity....................            0.000             0.000             0.000             0.000             0.000
Transfers between funds.................            0.000             0.000             0.000             0.000             0.000
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Outstanding at end of period............      151,148.632             0.000        48,115.813        74,802.608        22,426.173
                                           ===============   ===============   ===============   ===============   ===============


                                              Van Kampen LIT                        Van Kampen                         Van Kampen
                                               Money Market      Van Kampen        LIT Domestic      Van Kampen      LIT Enterprise
                                                   Fund         LIT Domestic       Income Fund     LIT Enterprise        Fund
                                             (Deferred Load)     Income Fund     (Deferred Load)        Fund        (Deferred Load)
Annuity Period
Non-Qualified Contracts:
Outstanding at beginning of period......    1,223,781.737       575,240.379     1,069,872.228       291,228.921     1,786,702.024
Purchase payments.......................          586.468             0.000             0.000             0.000             0.000
Surrenders..............................     (197,634.925)      (18,257.613)      (94,843.512)      (20,092.499)     (303,559.749)
Transfers to annuity....................            0.000             0.000       (11,088.000)            0.000        (8,357.577)
Transfers between funds.................     (177,782.776)       27,700.701       (12,558.495)       17,174.197       121,298.758
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Outstanding at end of period............      848,950.504       584,683.467       951,382.221       288,310.619     1,596,083.456
                                           ===============   ===============   ===============   ===============   ===============

Qualified Contracts:
Outstanding at beginning of period......      426,837.882        58,279.672       271,027.407         4,202.245       818,076.293
Purchase payments.......................       14,302.609             0.000           388.105             0.000        12,584.870
Surrenders..............................      (47,564.306)      (17,162.626)      (40,747.940)            0.000       (70,354.102)
Transfers to annuity....................            0.000             0.000             0.000             0.000             0.000
Transfers between funds.................      (22,209.354)            0.000         7,992.516             0.000         6,308.737
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Outstanding at end of period............      371,366.831        41,117.046       238,660.088         4,202.245       766,615.798
                                           ===============   ===============   ===============   ===============   ===============


Sierra Advantage                               Short Term
                                                 Global
                                               Government                          Corporate
ANNUITY PERIOD                                   Fund          Growth Fund        Income Fund
Outstanding at beginning of period......            0.000             0.000             0.000
Transfers from accumulation.............       23,165.130         5,463.976        26,597.560
Annuity payments........................       (5,363.864)       (1,265.214)       (6,158.617)
                                           ---------------   ---------------   ---------------
Outstanding at end of period............       17,801.266         4,198.762        20,438.943
                                           ===============   ===============   ===============

Changes in Units for the Year Ended December 31, 1995


OTHER CONTRACTS - CONTINUED                                                                             Van Kampen
                                                                 Van Kampen         Van Kampen         High Income     Van Kampen
                                               Van Kampen      Corporate Bond    American Capital     Corporate Bond    LIT Money
ANNUITY PERIOD                               Comstock Fund         Fund            Reserve Fund           Fund         Market Fund
Non-Qualified Contracts:
Outstanding at beginning of period......       27,397.375             0.000        71,670.134       103,542.880        23,060.131
Annuity payments........................        1,422.004             0.000             0.000             0.000             0.000
Transfers from accumulation.............       (2,786.345)            0.000       (12,467.155)      (15,445.732)       (4,208.289)
Transfers between funds.................       (1,230.549)            0.000             0.000             0.000             0.000
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Outstanding at end of period............       24,802.485             0.000        59,202.979        88,097.148        18,851.842
                                           ===============   ===============   ===============   ===============   ===============


Qualified Contracts:
Outstanding at beginning of period......            0.000             0.000             0.000         5,688.339             0.000
Annuity payments........................            0.000             0.000             0.000                               0.000
Transfers from accumulation.............            0.000             0.000             0.000          (787.991)            0.000
Transfers between funds.................            0.000             0.000             0.000             0.000             0.000
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Outstanding at end of period............            0.000             0.000             0.000         4,900.348             0.000
                                           ===============   ===============   ===============   ===============   ===============


                                              Van Kampen LIT                        Van Kampen                         Van Kampen
                                               Money Market      Van Kampen        LIT Domestic      Van Kampen      LIT Enterprise
                                                   Fund         LIT Domestic       Income Fund     LIT Enterprise        Fund
                                             (Deferred Load)     Income Fund     (Deferred Load)        Fund        (Deferred Load)
Outstanding at beginning of period......      594,477.542        14,952.887       116,752.801         2,820.817       156,484.254
Annuity payments........................            0.000             0.000        11,088.000             0.000         8,357.577
Transfers from accumulation.............     (154,892.897)       (5,700.288)      (33,337.425)         (636.058)      (40,684.171)
Transfers between funds.................            0.000             0.000             0.000             0.000             0.000
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Outstanding at end of period............      439,584.645         9,252.599        94,503.376         2,184.759       124,157.660
                                           ===============   ===============   ===============   ===============   ===============


Qualified Contracts:
Outstanding at beginning of period......       11,363.088            89.380        22,429.259             0.000         7,273.025
Annuity payments........................            0.000             0.000             0.000             0.000             0.000
Transfers from accumulation.............       (6,546.927)            0.000        (5,119.590)            0.000        (3,174.485)
Transfers between funds.................            0.000             0.000             0.000             0.000             0.000
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Outstanding at end of period............        4,816.161            89.380        17,309.669             0.000         4,098.540
                                           ===============   ===============   ===============   ===============   ===============

Note F - Assets Represented By:

December 31,1996

ACCUMULATION PERIOD:

Sierra Advantage:                                           Units               Unit Value       Amount
International Growth Fund...........................      49,208,677.687       $ 1.268100      $ 62,401,524
Short Term Global Government Fund...................      20,093,503.244         1.090434        21,910,639
Growth Fund.........................................      66,849,400.755         1.735437       116,012,924
Global Money Fund...................................      21,051,065.909         1.104596        23,252,923
U.S. Government Fund................................      59,114,942.951         1.126013        66,564,194
Growth and Income Fund..............................      41,176,555.767         1.516522        62,445,153
Corporate Income Fund...............................      51,843,333.618         1.154101        59,832,443
Short Term High Quality Bond Fund...................      11,613,016.642         1.067037        12,391,518
Emerging Growth Fund................................      38,477,387.014         1.451796        55,861,317
                                                                                               -------------
                                                                                               $480,672,635
                                                                                               -------------

VAriety Plus:

Van Kampen LIT Money Market Fund....................         281,932.417         1.526177           430,279
Van Kampen LIT Domestic  Income Fund................         519,521.316         1.745051           906,591
Van Kampen LIT Enterprise Fund......................       2,171,958.516         2.631841         5,716,250
Van Kampen LIT Government Fund......................         606,324.715         1.730000         1,048,942
Van Kampen LIT Asset Allocation Fund................       1,312,447.189         2.296074         3,013,476
Fidelity VIP Asset Manager Portfolio................         334,306.414         2.067111           691,048
Fidelity VIP Overseas Portfolio.....................         154,553.519         1.823575           281,840
Fidelity VIP Index 500 Portfolio....................         520,274.332         1.854189           964,687
Neuberger and Berman AMT Balanced Portfolio.........         140,503.286         1.700950           238,989
Neuberger and Berman AMT Partners Portfolio.........         858,370.358         1.654969         1,420,576
AGSPC Stock Index Fund..............................         583,158.984         2.699296         1,574,119
AGSPC Social Awareness Fund.........................          50,449.583         2.170641           109,508
AGSPC International Equities Fund...................         248,580.093         1.172348           291,422
                                                                                               -------------
                                                                                                 16,687,727
                                                                                               -------------

                                                             December 31, 1996

ACCUMULATION PERIOD:

Other Contracts:                                             Units               Unit Value       Amount
Non Qualified:

Van Kampen Comstock Fund............................         355,740.984       $12.280239         4,368,584
Van Kampen Corporate Bond Fund......................         119,483.537         4.442165           530,766
Van Kampen Reserve Fund.............................         319,468.863         3.446824         1,101,153
Van Kampen High Income Corporate Bond Fund..........       2,625,848.963         4.599039        12,076,381
Van Kampen LIT Money Market Fund....................         778,448.359         2.356167         1,834,154
Van Kampen LIT Money Market Fund (deferred load)....         718,991.534         2.194923         1,578,131
Van Kampen LIT Domestic Income Fund.................         500,363.487         3.371713         1,687,082
Van Kampen LIT Domestic Income Fund (deferred load).         846,323.540         3.077291         2,604,384
Van Kampen LIT Enterprise Fund......................         268,156.295         5.443324         1,459,662
Van Kampen LIT Enterprise Fund (deferred load)......       1,460,642.457         5.082117         7,423,155


Qualified:

Van Kampen Comstock Fund............................         129,270.376        15.572965         2,013,123
Van Kampen Reserve Fund.............................          48,356.841         3.448038           166,736
Van Kampen High Income Corporate Bond Fund..........          59,031.631         4.626772           273,126
Van Kampen LIT Money Market Fund....................          22,426.173         2.356167            52,840
Van Kampen LIT Money Market Fund (deferred load)....         355,591.425         2.194923           780,496
Van Kampen LIT Domestic Income Fund.................          41,117.046         3.592272           147,704
Van Kampen LIT Domestic Income Fund (deferred load).         187,682.090         3.250419           610,045
Van Kampen LIT Enterprise Fund......................           4,202.245         5.026041            21,121
Van Kampen LIT Enterprise Fund (deferred load)......         719,775.814         5.049783         3,634,712
                                                                                               -------------
                                                                                                 42,363,354
                                                                                               -------------
Total Accumulation Period                                                                      $539,723,716
                                                                                               =============

                                                             December 31, 1996

ANNUITY PERIOD:

Sierra Advantage:                                            Units               Unit Value       Amount
International Growth Fund...........................         14,905.021        $ 1.268100      $     18,901
ShortTerm Global Government Government Fund.........         18,793.341          1.090434            20,493
Growth Fund.........................................         15,030.132          1.735437            26,084
Global Money Fund...................................          7,893.562          1.104596             8,719
U.S. Government Fund................................         19,180.553          1.126013            21,598
Growth and Income Fund..............................          8,843.952          1.516522            13,412
Corporate Income Fund...............................         22,490.997          1.154101            25,957
Short Term High Quality Bond Fund...................              0.000          1.067037                 0
Emerging Growth Fund................................         10,611.843          1.451796            15,406
                                                                                               -------------
                                                                                                    150,570
                                                                                               -------------


Other Contracts:

Non Qualified:

Van Kampen Comstock Fund............................          6,075.218         12.280239            74,605
Van Kampen Corporate Bond Fund......................              0.000          4.442165                 0
Van Kampen Reserve Fund.............................         47,100.155          3.446824           162,346
Van Kampen High Income Corporate Bond Fund..........         87,580.783          4.599039           402,788
Van Kampen LIT Money Market Fund....................         16,191.671          2.356167            38,150
Van Kampen LIT Money Market Fund (deferred load)....        289,556.153          2.194923           635,553
Van Kampen LIT Domestic Income Fund.................         11,436.990          3.371713            38,562
Van Kampen LIT Domestic Income Fund (deferred load).         60,968.140          3.077291           187,617
Van Kampen LIT Enterprise Fund......................         11,508.638          5.443324            62,645
Van Kampen LIT Enterprise Fund (deferred load)......         85,397.440          5.082117           434,000

Qualified:

Van Kampen Comstock Fund............................              0.000         15.572965                 0
Van Kampen Corporate Bond Fund......................              0.000          4.461594                 0
Van Kampen Reserve Fund.............................              0.000          3.448038                 0
Van Kampen High Income Corporate Bond Fund..........          4,208.266          4.626772            19,471
Van Kampen LIT Money Market Fund....................              0.000          2.356167                 0
Van Kampen LIT Money Market Fund (deferred load)....          2,281.709          2.194923             5,008
Van Kampen LIT Domestic Income Fund.................             89.380          3.592272               321
Van Kampen LIT Domestic Income Fund (deferred load).         12,490.782          3.250419            40,600
Van Kampen LIT Enterprise Fund......................              0.000          5.026041                 0
Van Kampen LIT Enterprise Fund (deferred load)......          1,504.936          5.049783             7,600
                                                                                               -------------
                                                                                                  2,109,267
                                                                                               -------------

Total Annuity Period................................                                              2,259,837
                                                                                               -------------


Total Contract Owner Reserves.......................                                           $541,983,555
                                                                                               =============

                                                             December 31, 1995

ACCUMULATION PERIOD:

Sierra Advantage:                                            Units               Unit Value       Amount
International Growth Fund...........................     38,882,135.444          1.180567        45,902,966
Short Term Global Government Fund...................     23,376,496.403          1.019136        23,823,829
Growth Fund.........................................     65,732,670.354          1.516694        99,696,347
Global Money Fund...................................     19,070,427.181          1.068122        20,369,543
U.S. Government Fund................................     47,440,751.595          1.102324        52,295,079
Growth and Income Fund..............................     36,675,025.766          1.263773        46,348,907
Corporate Income Fund...............................     52,014,100.048          1.166536        60,676,320
Short Term High Quality Bond Fund...................     11,822,728.277          1.044070        12,343,756
Emerging Growth Fund................................     34,379,287.120          1.339251        46,042,495
                                                                                               -------------
                                                                                                407,499,242
                                                                                               -------------



VAriety Plus:

Van Kampen LIT Money Market Fund....................         31,023.098          1.477475            45,836
Van Kampen LIT Domestic Income Fund.................        643,469.587          1.661247         1,068,962
Van Kampen LIT Enterprise Fund......................      2,193,267.495          2.141736         4,697,400
Van Kampen LIT Government Fund......................        648,110.420          1.720968         1,115,377
Van Kampen LIT Asset Allocation Fund................      1,387,133.759          2.047678         2,840,403
Fidelity VIP Asset Manager Portfolio................        368,506.813          1.831737           675,008
Fidelity VIP Overseas Portfolio.....................        150,156.224          1.635732           245,615
Fidelity VIP Index 500 Portfolio....................        255,919.568          1.533115           392,354
Neuberger and Berman AMT Balanced Portfolio.........        126,436.941          1.616129           204,338
Neuberger and Berman AMT Partners Portfolio.........        573,999.606          1.297141           744,558
AGSPC Stock Index Fund..............................        648,212.914          2.233330         1,447,673
AGSPC Social Awareness Fund.........................         41,609.618          1.777926            73,979
AGSPC International Equities Fund...................        478,545.500          1.114674           533,422
                                                                                               -------------
                                                                                                 14,084,925
                                                                                               -------------

OTHER CONTRACTS:

Non Qualified:
Van Kampen Comstock Fund............................        355,463.749         10.114739         3,595,423
Van Kampen Corporate Bond Fund......................        137,367.827          4.360496           598,992
Van Kampen Reserve Fund.............................        328,703.184          3.325272         1,093,027
Van Kampen High Income Corporate Bond Fund..........      2,993,479.694          4.077748        12,206,656
Van Kampen LIT Money Market Fund....................        702,423.167          2.263550         1,589,970
Van Kampen LIT Money Market Fund (deferred load)....        848,950.504          2.118700         1,798,671
Van Kampen LIT Domestic Income Fund.................        584,683.467          3.185024         1,862,231
Van Kampen LIT Domestic Income Fund (deferred load).        951,382.221          2.920774         2,778,772
Van Kampen LIT Enterprise Fund......................        288,310.619          4.395486         1,267,265
Van Kampen LIT Enterprise Fund (deferred load)......      1,596,083.456          4.123383         6,581,263



Qualified:

Van Kampen Comstock Fund............................        151,148.632         12.826825         1,938,757
Van Kampen Reserve Fund.............................         48,115.813          3.326430           160,054
Van Kampen High Income Corporate Bond Fund..........         74,802.608          4.102343           306,866
Van Kampen LIT Money Market Fund....................         22,426.173          2.263550            50,763
Van Kampen LIT Money Market Fund (deferred load)....        371,366.831          2.118700           786,815
Van Kampen LIT Domestic Income Fund.................         41,117.046          3.393373           139,525
Van Kampen LIT Domestic Income Fund (deferred load).        238,660.088          3.085083           736,286
Van Kampen LIT Enterprise Fund......................          4,202.245          4.058526            17,055
Van Kampen LIT Enterprise Fund (deferred load)......        766,615.798          4.097147         3,140,938
                                                                                               -------------
                                                                                                 40,649,329
                                                                                               -------------
Total Accumulation Period...........................                                           $462,233,496
                                                                                               -------------

                                                             December 31, 1995

ANNUITY PERIOD:

Sierra Advantage:                                            Units               Unit Value       Amount
Short Term Global Government Fund...................         17,801.266        $ 1.019136     $      18,142
Growth Fund.........................................          4,198.762          1.516694             6,368
Corporate Income Fund...............................         20,438.943          1.166536            23,843
                                                                                               -------------
                                                                                                     48,353
                                                                                               -------------


Other Contracts:

Non Qualified:
Van Kampen Comstock Fund............................         24,802.485        $10.114739           250,871
Van Kampen Corporate Bond Fund......................              0.000          4.360496                 0
Van Kampen Reserve Fund.............................         59,202.979          3.325272           196,866
Van Kampen High Income Corporate Bond Fund..........         88,097.148          4.077748           359,238
Van Kampen LIT Money Market Fund....................         18,851.842          2.263550            42,672
Van Kampen LIT Money Market Fund (deferred load)....        439,584.645          2.118700           931,348
Van Kampen LIT Domestic Income Fund.................          9,252.599          3.185024            29,470
Van Kampen LIT Domestic Income Fund (deferred load).         93,503.376          2.920774           273,102
Van Kampen LIT Enterprise Fund......................          2,184.759          4.395486             9,603
Van Kampen LIT Enterprise Fund (deferred load)......        124,157.660          4.123383           511,950


Van Kampen Comstock Fund............................              0.000         12.826825                 0
Van Kampen Corporate Bond Fund......................              0.000          4.379575                 0
Van Kampen Reserve Fund.............................              0.000          3.326430                 0
Van Kampen High Income Corporate Bond Fund..........          4,900.348          4.102343            20,103
Van Kampen LIT Money Market Fund....................              0.000          2.263550                 0
Van Kampen LIT Money Market Fund (deferred load)....          4,816.161          2.118700            10,204
Van Kampen LIT Domestic Income Fund.................             89.380          3.393373               303
Van Kampen LIT Domestic Income Fund (deferred load).         17,309.669          3.085083            53,402
Van Kampen LIT Enterprise Fund......................              0.000          4.058526                 0
Van Kampen LIT Enterprise Fund (deferred load)......          4,098.540          4.097147            16,792
                                                                                               -------------
Total Annuity Period................................                                              2,705,924
                                                                                               -------------
                                                                                                  2,754,277
                                                                                               -------------
Total Contract Owner Reserves.......................                                           $464,987,773
                                                                                               =============

ERNST & YOUNG LLP      One Houston Center            Phone: 713 750 1500
                       Suite 2400                    Fax:   713 750 1501
                       1221 McKinney Street
                       Houston, Texas 77010-2007


                        Report of Independent Auditors

Board of Directors
American General Life Insurance Company

We have audited the accompanying consolidated balance sheets of American General Life Insurance Company (an indirectly wholly owned subsidiary of American General Corporation) and subsidiaries as of December 31, 1996 and 1995, and the related consolidated statements of income, shareholders' equity, and cash flows for each of the three years in the period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American General Life Insurance Company and subsidiaries at December 31, 1996 and 1995, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1996, in conformity with generally accepted accounting principles.

                                                     /s/ERNST & YOUNG LLP
March 20, 1997


      Ernst & Young LLP is a member of Ernst & Young International, Ltd.

                    American General Life Insurance Company

                          Consolidated Balance Sheets

                                                                                    December 31
                                                                             1996              1995
                                                                       ------------------------------------
                                                                                 (IN THOUSANDS)
ASSETS
Investments:
   Fixed maturity securities, at fair value (amortized cost -
      $24,762,134 in 1996 and $23,349,517 in 1995)                         $  25,395,381    $  24,769,751
   Equity securities, at fair value (cost - $17,642 in 1996 and
      $72,443 in 1995)                                                            20,555           92,318
   Mortgage loans on real estate                                               1,707,843        1,790,110
   Investment real estate                                                        145,442          141,927
   Policy loans                                                                1,006,137          918,465
   Other long-term investments                                                    43,344           23,819
   Short-term investments                                                         94,882           65,262
                                                                       ------------------------------------
Total investments                                                             28,413,584       27,801,652

Cash                                                                              33,550           43,944
Investment in Parent Company (cost - $8,597 in 1996 and 1995)                     28,597           24,399
Indebtedness from affiliates                                                      86,488           90,664
Accrued investment income                                                        392,058          392,832
Accounts receivable                                                              170,457          174,303
Deferred policy acquisition costs                                              1,042,783          605,501
Property and equipment                                                            35,414           38,275
Other assets                                                                     134,289          124,919
Assets held in separate accounts                                               7,727,189        5,051,112
                                                                       ------------------------------------
Total assets                                                               $  38,064,409    $  34,347,601
                                                                       ====================================

                                                                                    December 31
                                                                             1996              1995
                                                                       ------------------------------------
                                                                                 (IN THOUSANDS)

LIABILITIES AND SHAREHOLDERS' EQUITY
Liabilities:
   Future policy benefits                                                  $  26,558,538    $  25,276,305
   Other policy claims and benefits payable                                       41,679           43,175
   Other policyholders' funds                                                    376,675          445,801
   Federal income taxes                                                          402,361          560,538
   Indebtedness to affiliates                                                      3,376            3,120
   Other liabilities                                                             325,630          284,328
   Liabilities related to separate accounts                                    7,727,189        5,051,112
                                                                       ------------------------------------
Total liabilities                                                             35,435,448       31,664,379

Shareholders' equity:
   Common stock, $10 par value, 600,000 shares authorized, issued, and
      outstanding                                                                  6,000            6,000
   Preferred stock, $100 par value, 8,500 shares authorized, issued,
      and outstanding                                                                850              850
   Additional paid-in capital                                                    933,342          858,075
   Net unrealized investment gains                                               219,151          493,594
   Retained earnings                                                           1,469,618        1,324,703
                                                                       ------------------------------------
Total shareholders' equity                                                     2,628,961        2,683,222

                                                                       ------------------------------------
Total liabilities and shareholders' equity                                 $  38,064,409    $  34,347,601
                                                                       ====================================

SEE ACCOMPANYING NOTES.

                    American General Life Insurance Company

                        Consolidated Income Statements


                                                                YEAR ENDED DECEMBER 31
                                                         1996            1995           1994
                                                ------------------------------------------------------
                                                                      (IN THOUSANDS)

Revenues:
   Premiums and other considerations               $    382,923    $    342,420    $    324,521
   Net investment income                              2,095,072       2,011,088       1,874,323
   Net realized investment gains (losses)                28,502          (1,942)        (61,268)
   Other                                                 41,968          27,172          30,841
                                                ------------------------------------------------------
Total revenues                                        2,548,465       2,378,738       2,168,417

Benefits and expenses:
   Benefits                                           1,689,011       1,641,206       1,514,544
   Operating costs and expenses                         347,369         309,110         297,498
   Interest expense                                         830           2,180           1,254
                                                ------------------------------------------------------
Total benefits and expenses                           2,037,210       1,952,496       1,813,296
                                                ------------------------------------------------------
Income before income tax expense                        511,255         426,242         355,121

Income tax expense                                      176,660         143,947         128,188
                                                ------------------------------------------------------
Net income                                         $    334,595    $    282,295    $    226,933
                                                ======================================================


SEE ACCOMPANYING NOTES.

                    American General Life Insurance Company

                Consolidated Statements of Shareholders' Equity


                                                                YEAR ENDED DECEMBER 31
                                                         1996            1995           1994
                                                ------------------------------------------------------
                                                                      (IN THOUSANDS)

Common stock:
   Balance at beginning of year                    $     6,000     $     6,000     $     6,000
   Change during year                                        -               -               -
                                                ------------------------------------------------------
Balance at end of year                                   6,000           6,000           6,000

Preferred stock:
   Balance at beginning of year                            850               -               -
   Change during year                                        -             850               -
                                                ------------------------------------------------------
Balance at end of year                                     850             850                -

Additional paid-in capital:
   Balance at beginning of year                        858,075         850,358          850,236
   Capital contribution from Parent                     75,000               -                -
   Other changes during year                               267           7,717              122
                                                ------------------------------------------------------
Balance at end of year                                 933,342         858,075          850,358

Net unrealized investment gains (losses):
   Balance at beginning of year                        493,594        (730,900)         427,471
   Change during year                                 (274,443)      1,224,494       (1,158,371)
                                                ------------------------------------------------------
Balance at end of year                                 219,151         493,594         (730,900)

Retained earnings:
   Balance at beginning of year                      1,324,703       1,249,109        1,261,676
   Net income                                          334,595         282,295          226,933
   Dividends paid                                     (189,680)       (206,701)        (239,500)
                                                ------------------------------------------------------
Balance at end of year                               1,469,618       1,324,703        1,249,109
                                                ------------------------------------------------------
Total shareholders' equity                         $ 2,628,961    $  2,683,222   $    1,374,567
                                                =======================================================

SEE ACCOMPANYING NOTES.

                    American General Life Insurance Company

                     Consolidated Statements of Cash Flows


                                                                          YEAR ENDED DECEMBER 31
                                                                   1996            1995           1994
                                                          -----------------------------------------------------
                                                                                (IN THOUSANDS)
OPERATING ACTIVITIES
Net income                                                   $     334,595   $     282,295   $     226,933
Adjustments to reconcile net income to net cash
   (used in) provided by operating activities:
      Change in accounts receivable                                  3,846         (18,654)         (8,942)
      Change in future policy benefits and other policy
         claims                                                   (543,193)        (70,383)        120,756
      Amortization of policy acquisition costs                     102,189          68,295          56,662
      Policy acquisition costs deferred                           (188,001)       (203,607)       (194,974)
      Change in other policyholders' funds                         (69,126)         63,174          38,379
      Provision for deferred income tax expense                     12,388          (9,773)         24,043
      Depreciation                                                  16,993          18,119          18,412
      Amortization                                                 (30,758)        (35,825)        (59,680)
      Change in indebtedness to/from affiliates                      4,432           7,596        (113,620)
      Change in amounts payable to brokers                         (25,260)         30,964          23,806
      Net (gain) loss on sale of investments                       (28,502)          1,942          61,268
      Other, net                                                    32,111          46,863         (61,093)
                                                          -----------------------------------------------------
Net cash (used in) provided by operating activities               (378,286)        181,006         131,950

INVESTING ACTIVITIES
Purchases of investments and loans made                        (27,245,453)    (14,573,323)    (15,723,196)
Sales or maturities of investments and receipts from
   repayment of loans                                           25,889,422      12,528,185      13,939,720
Sales and purchases of property and equipment, net                  (8,057)        (12,114)         (5,529)
                                                          -----------------------------------------------------
Net cash used in investing activities                           (1,364,088)     (2,057,252)     (1,789,005)

FINANCING ACTIVITIES
Policyholder account deposits                                    3,593,380       3,372,522       3,136,341
Policyholder account withdrawals                                (1,746,987)     (1,258,560)     (1,227,046)
Dividends paid                                                    (189,680)       (206,701)       (239,500)
Capital contribution from Parent                                    75,000               -               -
Other                                                                  267              67             122
                                                          -----------------------------------------------------
Net cash provided by financing activities                        1,731,980       1,907,328       1,669,917
                                                          -----------------------------------------------------
(Decrease) increase in cash                                        (10,394)         31,082          12,862
Cash at beginning of year                                           43,944          12,862               -
                                                          -----------------------------------------------------
Cash at end of year                                           $     33,550   $      43,944   $      12,862
                                                          =====================================================


Interest paid amounted to approximately $1,080,000, $1,933,000, and $1,207,000 in 1996, 1995, and 1994, respectively.

SEE ACCOMPANYING NOTES.

                    American General Life Insurance Company

                  Notes to Consolidated Financial Statements


                               December 31, 1996


NATURE OF OPERATIONS

American General Life Insurance Company (the "Company") is a wholly owned subsidiary of AGC Life Insurance Company, which is a wholly owned subsidiary of American General Corporation (the "Parent Company"). The Company's wholly owned life insurance subsidiaries are American General Life Insurance Company of New York ("AGNY") and The Variable Annuity Life Insurance Company ("VALIC").

The Company offers a complete portfolio of the standard forms of universal life, interest-sensitive whole life, term life, structured settlements, and fixed and variable annuities throughout the United States. In addition, a variety of equity products are sold through its broker/dealer, American
General  Securities,  Inc.  The Company  serves the estate  planning  needs of middle- and upper-income households and the insurance needs of small- to medium-size businesses. AGNY offers a broad array of traditional and interest-sensitive insurance, in addition to individual annuity products.
VALIC provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of health care, educational, public sector, and other not-for-profit organizations throughout the United States.

1. ACCOUNTING POLICIES

1.1 PREPARATION OF FINANCIAL STATEMENTS

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP") and include the accounts of the Company and its wholly owned life insurance subsidiaries, AGNY and VALIC. Transactions with the Parent Company and other subsidiaries of the Parent Company are not eliminated from the financial statements of the Company. All other material intercompany transactions have been eliminated in consolidation.

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. Ultimate results could differ from those estimates.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.2 STATUTORY ACCOUNTING

The Company and its wholly owned life insurance subsidiaries are required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company and its wholly owned life insurance subsidiaries did not have a material effect on statutory equity at December 31, 1996.

Statutory financial statements differ from GAAP. Significant differences were as follows (in thousands):

                                                         1996            1995           1994
                                                ---------------------------------------------------
Net income:
   Statutory net income (1996 balance is
       unaudited)                                  $    284,070    $    197,769    $    281,344
   Deferred policy acquisition costs                     85,812         135,312         138,312
   Deferred income taxes                                (12,388)          9,773         (24,043)
   Adjustments to policy reserves                       (19,954)        (77,591)        (76,458)
   Goodwill amortization                                 (2,169)         (2,195)         (2,200)
   Net realized gain (loss) on investments               14,140          22,874         (19,654)
   Gain (loss) on sale of subsidiary                          -             661         (41,956)
   Other, net                                           (14,916)         (4,308)        (28,412)
                                                ---------------------------------------------------
GAAP net income                                    $    334,595    $    282,295    $    226,933
                                                ===================================================

Shareholders' equity:
   Statutory capital and surplus (1996 balance is
      unaudited)                                   $  1,441,768    $  1,298,323    $  1,283,268
   Deferred policy acquisition costs                  1,042,783         605,501       1,479,115
   Deferred income taxes                               (410,007)       (549,663)       (284,832)
   Adjustments to policy reserves                      (297,434)       (311,065)       (208,913)
   Acquisition-related goodwill                          55,626          57,795          59,990
   Asset valuation reserve ("AVR")                      291,205         263,295         223,382
   Interest maintenance reserve ("IMR")                      63           3,114            (272)
   Investment valuation differences                     643,289       1,417,775      (1,115,921)
   Benefit plans, pretax                                  6,749           6,023           4,421
   Surplus from separate accounts                      (106,026)        (76,645)        (51,704)
   Other, net                                           (39,055)        (31,231)        (13,967)
                                                ---------------------------------------------------
Total GAAP shareholders' equity                    $  2,628,961    $  2,683,222    $  1,374,567
                                                ===================================================

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.2 STATUTORY ACCOUNTING (CONTINUED)

The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on estimates of mortality, interest, and withdrawals generally representing the Company's experience, which may differ from those based on statutory mortality and interest requirements without consideration of withdrawals; (c) deferred federal income taxes are provided for significant timing differences between income reported for financial reporting purposes and income reported for federal income tax purposes; (d) certain assets (principally furniture and equipment, agents' debit balances, computer software, and certain other receivables) are reported as assets rather than being charged to retained earnings; (e) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; and (f) fixed maturity investments are carried at fair value rather than amortized cost. In addition, statutory accounting principles require life insurance companies to establish an asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR"). The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments, and mortgages and market risk for common stocks, real estate, and other invested assets. The IMR is composed of investment- and liability-related realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

1.3 INSURANCE CONTRACTS

The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include traditional whole life, endowment, guaranteed renewable term life, universal life, limited payment, and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period. However, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.4 INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

All fixed maturity and equity securities are currently classified as available-for-sale and recorded at fair value. After adjusting related balance sheet accounts as if the unrealized gains (losses) had been realized, the net adjustment is recorded in net unrealized gains (losses) on securities within shareholders' equity. If the fair value of a security classified as available-for-sale declines below its cost and this decline is considered to be other than temporary, the security is reduced to its fair value, and the reduction is recorded as a realized loss.

MORTGAGE LOANS

Mortgage loans are reported at amortized cost, net of an allowance for losses. The allowance for losses covers all non-performing loans, consisting of loans restructured or delinquent 60 days or more, and loans for which management has a concern based on its assessment of risk factors, such as potential nonpayment or nonmonetary default. The allowance is based on a loan-specific review and a formula that reflects past results and current trends.

Impaired loans, those for which the Company determines it is probable that all amounts due under the contractual terms will not be collected, are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated costs to sell.

POLICY LOANS

Policy loans are reported at unpaid principal balances adjusted periodically for uncollectible amounts.

INVESTMENT REAL ESTATE

Investment real estate consists of income-producing real estate, foreclosed real estate, and the American General Center, an office complex in Houston. The Company classifies all investment real estate, except the American General Center, as available-for-sale. Real estate available-for-sale is carried at the lower of cost less accumulated depreciation, if applicable, or fair value less costs to sell. Changes in estimates of fair value less costs to sell are recognized as realized gains (losses) through a valuation allowance.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.4 INVESTMENTS (CONTINUED)

Real estate held-for-investment is carried at cost less accumulated depreciation and impairment reserves and write-downs, if applicable. Impairment losses are recorded whenever circumstances indicate that a property might be impaired and the estimated undiscounted future cash flows of the property are less than the carrying amount. In such event, the property is written down to fair value, determined by market prices, third-party appraisals, or expected future cash flows discounted at market rates. Any write-down is recognized as a realized loss, and a new cost basis is established.

INVESTMENT INCOME

Interest on fixed maturity securities, performing and restructured mortgage loans, and policy loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

REALIZED INVESTMENT GAINS (LOSSES)

Realized   investment   gains  (losses)  are  recognized  using  the  specific
identification method and include declines in fair value of investments below cost that are considered to be other than temporary.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company's use of derivative financial instruments is limited to interest rate and currency swap agreements. The difference between amounts paid and received on swap agreements is recorded on an accrual basis as an adjustment to investment income over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or other assets.

The fair values of the swap agreements are recognized in the consolidated balance sheet if they hedge investment securities carried at fair value or anticipated investment purchases. In this event, changes in the fair value of a swap agreement are reported in net unrealized gains (losses) on securities included in shareholders' equity, consistent with the treatment of the related investment security.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.4 INVESTMENTS (CONTINUED)

For swap agreements hedging anticipated investment security purchases, the net swap settlement amount or unrealized gain or loss is deferred and included in the measurement of the anticipated transaction when it occurs.

Any gain or loss from early termination of a swap agreement is deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain or loss on swap agreements is recognized in income.

1.5 SEPARATE ACCOUNTS

Separate accounts are assets and liabilities associated with certain contracts, principally annuities; the investment risk lies solely with the contract holder rather than the Company. Consequently, the Company's liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the consolidated statements of income and cash flows. Assets held in separate accounts are primarily shares in mutual funds, which are carried at fair value based on the quoted net asset value per share.

1.6 DEFERRED POLICY ACQUISITION COSTS ("DPAC")

Certain costs of writing an insurance policy, including agents' commissions, underwriting and marketing expenses, are deferred and reported as DPAC.

DPAC associated with interest-sensitive life insurance contracts, insurance investment contracts, and participating life insurance contracts, to the extent recoverable from expected future gross profits, is deferred and amortized generally in proportion to the present value of expected future gross profits from surrender charges and investment, mortality, and expense margins. Expected future gross profits are adjusted to include the impact of realized and unrealized gains (losses) as if net unrealized investment gains (losses) had been realized at the balance sheet date. The impact of this adjustment is included in the net unrealized gains (losses) on securities within shareholders' equity. DPAC associated with all other insurance contracts, to the extent recoverable from

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.6 DEFERRED POLICY ACQUISITION COSTS ("DPAC") (CONTINUED)

future policy revenues, is amortized over the premium-paying period of the related contracts using assumptions that are consistent with those used in computing policy benefit reserves.

The Company reviews the carrying value of DPAC on at least an annual basis. In determining whether the carrying amount is appropriate, the Company considers estimated future gross profits or future premiums, as applicable for the type of contract. In all cases, the Company considers expected mortality, interest earned and credited rates, persistency, and expenses.

1.7 PREMIUM RECOGNITION

Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges assessed against the account balance. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DPAC (see Note 1.6).

For limited-payment contracts, net premiums are recorded as revenue, and the difference between the gross premium received and the net premium is deferred and recognized in income in a constant relationship to insurance in force. For all other contracts, premiums are recognized when due. When the revenue is recorded, an estimate of the cost of the related benefit is recorded in the future policy benefits account on the consolidated balance sheet. Also, this cost is recorded in the consolidated statement of income as a benefit in the current year and in all future years during which the policy is expected to be renewed.

1.8 OTHER ASSETS

Acquisition-related goodwill, which is included in other assets, is charged to expense in equal amounts over 40 years. The carrying value of goodwill is regularly reviewed for indicators of impairment in value.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.9 DEPRECIATION

Provision for depreciation of American General Center, data processing equipment, and furniture and fixtures is computed on the straight-line method over the estimated useful lives of the assets.

1.10 POLICY AND CONTRACT CLAIMS RESERVES

Substantially all of the Company's insurance and annuity liabilities relate to long-duration contracts which generally require performance over a period of more than one year. The contract provisions normally cannot be changed or canceled by the Company during the contract period.

For interest-sensitive and investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges. In establishing reserves for limited payment and other long-duration contracts, an estimate is made of the cost of future policy benefits to be paid as a result of present and future claims due to death, disability, surrender of a policy, and payment of an endowment. Reserves for traditional insurance products are determined using the net level premium method. Based on past experience, consideration is given to expected policyholder deaths, policy lapses, surrenders, and terminations. Consideration is also given to the possibility that the Company's experience with policyholders will be worse than expected. Interest assumptions used to compute reserves ranged from 2.5% to 13.5% at December 31, 1996.

The claim reserves are determined using case-basis evaluation and statistical analyses and represent estimates of the ultimate net cost of unpaid claims. These estimates are reviewed; and as adjustments become necessary, such adjustments are reflected in current operations. Since these reserves are based on estimates, the ultimate settlement of claims may vary from the amounts included in the accompanying financial statements. Although it is not possible to measure the degree of variability inherent in such estimates, management believes claim reserves are reasonable.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.11 REINSURANCE

The Company limits its exposure to loss on any single insured to $1.5 million by ceding additional risks through reinsurance contracts with other insurers. Ceded reinsurance becomes a liability of the reinsurer assuming the risk. The Company diversifies its risk of exposure to reinsurance loss by using several reinsurers that have strong claims-paying ability ratings. If a reinsurer could not meet its obligations, the Company would reassume the liability. The likelihood of a material reinsurance liability being reassumed by the Company is considered to be remote.

Benefits paid and future policy benefits related to ceded reinsurance contracts are recorded as reinsurance receivables. The cost of reinsurance is recognized over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

1.12 PARTICIPATING POLICY CONTRACTS

Participating life insurance contracts contain dividend payment provisions that entitle the policyholder to participate in the earnings of the contracts. Participating life insurance contracts accounted for 2.47% and 2.48% of life insurance in force at December 31, 1996 and 1995, respectively. Such business is accounted for in accordance with SFAS 120.

1.13 INCOME TAXES

The Company and its life insurance subsidiaries, together with certain other life insurance subsidiaries of the Parent Company, are included in a life/nonlife consolidated tax return with the Parent Company and its noninsurance subsidiaries. The Company participates in a tax-sharing agreement with other companies included in the consolidated tax return. Under this agreement, tax payments are made to the Parent Company as if the companies filed separate tax returns; and companies incurring operating and/or capital losses are reimbursed for the use of these losses by the consolidated return group.

                    American General Life Insurance Company

1.    ACCOUNTING POLICIES (CONTINUED)

1.13 INCOME TAXES (CONTINUED)

Income taxes are provided for in accordance with SFAS 109. Under this standard, deferred tax assets and liabilities are calculated using the differences between the financial reporting basis and the tax basis of assets and liabilities, using the enacted tax rate. The effect of a tax rate change is recognized in income in the period of enactment. Under SFAS 109, state income taxes are included in income tax expense.

1.14 STOCK-BASED COMPENSATION

Certain officers of the Company participate in American General Corporation's stock and incentive plans which provide for the award of stock options, restricted stock awards, performance awards, and incentive awards to key employees. Stock options constitute the majority of such awards. Expense related to stock options is measured as the excess of the market price of the stock at the measurement date over the exercise price. The measurement date is the first date on which both the number of shares that the employee is entitled to receive and the exercise price are known. Under the stock option plans no expense is recognized, since the market price equals the exercise price at the measurement date.

Under an alternative accounting method, compensation expense arising from stock-based compensation plans would be measured at the estimated fair value of the stock-based award at the date of grant. Use of this method would not have a material impact on net income.

                    American General Life Insurance Company

2. INVESTMENTS

2.1 INVESTMENT INCOME

Investment income by type of investment was as follows:

                                                            1996             1995              1994
                                                     ------------------------------------------------------
                                                                        (IN THOUSANDS)
Investment income:
   Fixed maturities                                       $1,846,549        $1,759,358       $1,611,355
   Equity securities                                           1,842             6,773            5,860
   Mortgage loans on real estate                             175,833           185,022          202,399
   Investment real estate                                     22,752            16,397           15,049
   Policy loans                                               58,211            52,939           48,973
   Other long-term investments                                 2,328             1,996            1,389
   Short-term investments                                      9,280             6,234            9,753
   Investment income from affiliates                          11,502            12,570           13,632
                                                     ------------------------------------------------------
Gross investment income                                    2,128,297         2,041,289        1,908,410
Investment expenses                                           33,225            30,201           34,087
                                                     ------------------------------------------------------
Net investment income                                     $2,095,072        $2,011,088       $1,874,323
                                                     ======================================================

The carrying value of investments that have produced no investment income during 1996 was less than 1% of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on the Company's results of operations and financial position.

                    American General Life Insurance Company

2.2 NET REALIZED INVESTMENT GAINS (LOSSES)

Realized gains (losses) by type of investment were as follows:

                                                            1996             1995              1994
                                                     ------------------------------------------------------
                                                                        (IN THOUSANDS)
Fixed maturities:
   Gross gains                                            $   46,498        $   38,657       $   21,780
   Gross losses                                              (47,293)          (41,022)        (116,217)
                                                     ------------------------------------------------------
Total fixed maturities                                          (795)           (2,365)         (94,437)
Equity securities                                             18,304             9,710           14,313
Other investments                                             10,993            (9,287)          18,856
                                                     ------------------------------------------------------
Net realized investment gains (losses)
   before tax                                                 28,502            (1,942)         (61,268)
Income tax expense (benefit)                                   9,976               547          (13,996)
                                                     ======================================================
Net realized investment gains (losses)
   after tax                                              $   18,526        $   (2,489)      $  (47,272)
                                                     ======================================================

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.3 FIXED MATURITY AND EQUITY SECURITIES

All fixed maturity and equity securities are classified as available-for-sale and reported at fair value (see Note 1.4). Amortized cost and fair value at December 31, 1996 and 1995 were as follows:

                                                                 GROSS       GROSS UNREALIZED
                                           AMORTIZED COST      UNREALIZED          LOSS              FAIR
                                                                  GAIN                              VALUE
                                         ------------------------------------------------------------------------
                                                                     (IN THOUSANDS)
December 31, 1996 Fixed maturity securities:
   Corporate securities:
      Investment grade                     $    15,639,170    $    528,602      $     90,379    $    16,077,393
      Below investment grade                       898,187          29,384             5,999            921,572
   Mortgage-backed securities*                   7,547,616         186,743            54,543          7,679,816
   U.S. government obligations                     313,759          26,597             1,050            339,306
   Foreign governments                             313,655          13,255               248            326,662
   State and political subdivisions                 48,553           1,003               226             49,330
   Redeemable preferred stocks                       1,194             108                 -              1,302
                                         ------------------------------------------------------------------------
Total fixed maturity securities            $    24,762,134    $    785,692      $    152,445    $    25,395,381
                                         ========================================================================

Equity securities                          $        17,642    $      3,021      $        108    $        20,555
                                         ========================================================================

Investment in Parent Company               $         8,597    $     20,000      $          -    $        28,597
                                         ========================================================================

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.3 FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

                                                                 GROSS       GROSS UNREALIZED
                                           AMORTIZED COST      UNREALIZED          LOSS              FAIR
                                                                  GAIN                              VALUE
                                         ------------------------------------------------------------------------
                                                                     (IN THOUSANDS)
December 31, 1995 Fixed maturity securities:
   Corporate securities:
      Investment grade                     $    13,368,369    $      929,067      $   20,649    $    14,276,787
      Below investment grade                       939,223            41,325           5,215            975,333
   Mortgage-backed securities*                   8,459,110           412,700           5,182          8,866,628
   U.S. government obligations                     245,860            43,771             116            289,515
   Foreign governments                             294,619            22,854               -            317,473
   State and political subdivisions                 38,640             1,531              20             40,151
   Redeemable preferred stocks                       3,696               263              95              3,864
                                         ------------------------------------------------------------------------
Total fixed maturity securities            $    23,349,517    $    1,451,511      $   31,277    $    24,769,751
                                         ========================================================================

Equity securities                          $        72,443    $       19,915      $       40    $        92,318
                                         ========================================================================

Investment in Parent Company               $         8,597    $       15,802      $        -    $        24,399
                                         ========================================================================


* Primarily includes pass-through securities guaranteed by and mortgage obligations ("CMOs") collateralized by the U.S. government and government agencies.

                    American General Life Insurance Company

2.3 FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

Net unrealized gains (losses) on securities included in shareholders' equity at December 31 were as follows:

                                                                             1996              1995
                                                                       ------------------------------------
                                                                                  (IN THOUSANDS)
Gross unrealized gains                                                   $     808,713    $   1,487,228
Gross unrealized losses                                                       (152,553)         (31,317)
DPAC and other fair value adjustments                                         (315,117)        (687,773)
Deferred federal income taxes                                                 (121,892)        (274,544)
                                                                       ====================================
Net unrealized gains on securities                                       $     219,151    $     493,594
                                                                       ====================================


The contractual maturities of fixed maturity securities at December 31, 1996 were as follows:

                                                                           AMORTIZED             MARKET
                                                                             COST                VALUE
                                                                       ------------------------------------
                                                                                 (IN THOUSANDS)
Fixed maturity securities, excluding mortgage-backed securities:
      Due in one year or less                                            $       410,953  $       414,215
      Due after one year through five years                                    3,523,441        3,649,205
      Due after five years through ten years                                   9,316,775        9,575,258
      Due after ten years                                                      3,963,349        4,076,887
Mortgage-backed securities                                                     7,547,616        7,679,816
                                                                       ====================================
Total fixed maturity securities                                          $    24,762,134  $    25,395,381
                                                                       ====================================

Actual maturities may differ from contractual maturities, since borrowers may have the right to call or prepay obligations. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity. Proceeds from sales of fixed maturities were $16.2 billion, $7.3 billion, and $3.7 billion during 1996, 1995, and 1994, respectively.

                    American General Life Insurance Company

2.4 MORTGAGE LOANS ON REAL ESTATE

Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, the Company requires loan-to-value ratios of 75% or less, based on management's credit assessment of the borrower. The mortgage loan portfolio was distributed as follows at December 31, 1996 and 1995:

                                                    OUTSTANDING      PERCENT OF TOTAL        PERCENT
                                                      AMOUNT                              NONPERFORMING
                                                 ----------------------------------------------------------
                                                   (IN MILLIONS)
December 31, 1996 Geographic distribution:
   South Atlantic                                   $  522              30.6%                 8.1%
   Pacific                                             407              23.8                  8.1
   Mid-Atlantic                                        231              13.5                    -
   East North Central                                  168               9.8                    -
   Mountain                                            153               9.0                  2.8
   West South Central                                  141               8.2                  5.3
   East South Central                                  109               6.4                    -
   West North Central                                   13               0.8                    -
   New England                                          13               0.8                    -
Allowance for losses                                   (49)             (2.9)                   -
                                                 ------------------------------------
Total                                               $1,708             100.0%                 5.0%
                                                 ====================================

Property type:
   Office                                           $  590              34.5%                   -%
   Retail                                              502              29.4                  2.5
   Industrial                                          304              17.8                  6.0
   Apartments                                          264              15.5                  8.3
   Hotel/motel                                          54               3.2                    -
   Other                                                43               2.5                 78.8
Allowance for losses                                   (49)             (2.9)                   -
                                                 ====================================
Total                                               $1,708             100.0%                 5.0%
                                                 ====================================

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.4 MORTGAGE LOANS ON REAL ESTATE (CONTINUED)

                                                    OUTSTANDING      PERCENT OF TOTAL        PERCENT
                                                      AMOUNT                              NONPERFORMING
                                                 ----------------------------------------------------------
                                                   (IN MILLIONS)

December 31, 1995 Geographic distribution:
   South Atlantic                                   $  551              30.8%               7.8%
   Pacific                                             491              27.4                8.9
   Mid-Atlantic                                        220              12.3                  -
   East North Central                                  192              10.6                  -
   Mountain                                             81               4.5                5.3
   West South Central                                  189              10.6               11.4
   East South Central                                  112               6.3                  -
   West North Central                                    9               0.5                  -
   New England                                           9               0.5                  -
Allowance for losses                                   (64)             (3.5)                 -
                                                 ====================================
Total                                               $1,790             100.0%               6.1%
                                                 ====================================

Property type:
   Office                                           $  591              33.0%               2.1%
   Retail                                              520              29.0                3.2
   Industrial                                          306              17.1                2.2
   Apartments                                          315              17.6               12.4
   Hotel/motel                                          21               1.2                  -
   Residential                                          56               3.1                6.9
   Other                                                45               2.5               75.6
Allowance for losses                                   (64)             (3.5)                 -
                                                 ====================================
Total                                               $1,790             100.0%               6.1%
                                                 ====================================

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.4 MORTGAGE LOANS ON REAL ESTATE (CONTINUED)

Impaired mortgage loans on real estate and related interest income were as follows:

                                                               DECEMBER 31
                                                         1996              1995
                                                   ------------------------------------
                                                              (IN MILLIONS)
Impaired loans:
   With allowance*                                       $   60           $   79
   Without allowance                                          -                4
                                                    ------------------------------------
Total impaired loans                                     $   60           $   83
                                                    ====================================

* Represents gross amounts before allowance for mortgage loan losses of $9 million and $22 million, respectively.

                                              1996             1995              1994
                                       ------------------------------------------------------
                                                          (IN MILLIONS)

Average investment                          $   72            $  102           $  100
Interest income earned                      $    6            $    8           $    6
Interest income - cash basis                $    6            $    8           $    3

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.5 INVESTMENT SUMMARY

Investments of the Company were as follows:

                                                                             December 31, 1996
                                                           ------------------------------------------------------
                                                                                                  AMOUNT AT
                                                                                                WHICH SHOWN IN
                                                                                              THE BALANCE SHEET
                                                                  COST             VALUE
                                                           ------------------------------------------------------
                                                                              (IN THOUSANDS)
Fixed maturities:
   Bonds:
      United States government and government
       agencies and authorities                                 $    313,759      $    339,306     $    339,306
      States, municipalities, and political
       subdivisions                                                   48,553            49,330           49,330
      Foreign governments                                            313,655           326,662          326,662
      Public utilities                                             2,014,461         2,088,615        2,088,615
      Mortgage-backed securities                                   7,547,616         7,679,816        7,679,816
      All other corporate bonds                                   14,522,896        14,910,350       14,910,350
   Redeemable preferred stocks                                         1,194             1,302            1,302
                                                           ------------------------------------------------------
Total fixed maturities                                            24,762,134        25,395,381       25,395,381
Equity securities:
   Common stocks:
      Industrial, miscellaneous, and other                             9,976            10,163           10,163
   Nonredeemable preferred stocks                                      7,666            10,392           10,392
                                                           ------------------------------------------------------
Total equity securities                                               17,642            20,555           20,555
Mortgage loans on real estate*                                     1,707,843         XXXXXXXXX        1,707,843
Investment real estate                                               145,442         XXXXXXXXX          145,442
Policy loans                                                       1,006,137         XXXXXXXXX        1,006,137
Other long-term investments                                           43,344         XXXXXXXXX           43,344
Short-term investments                                                94,882         XXXXXXXXX           94,882
                                                           ======================================================
Total investments                                               $ 27,777,424      $  XXXXXXXXX     $ 28,413,584
                                                           ======================================================

*   Amount is net of a $49 million allowance for losses.

                    American General Life Insurance Company

3. DEFERRED POLICY ACQUISITION COSTS (DPAC)

The balance of DPAC at December 31 and the components of the change reported in operating costs and expenses for the years then ended were as follows:

                                                            1996             1995              1994
                                                     ------------------------------------------------------
                                                                        (IN THOUSANDS)
Balance at January 1                                   $   605,501         $ 1,479,115    $     481,615
   Capitalization                                          188,001             203,607          194,974
   Amortization                                           (102,189)            (68,295)         (56,662)
                                                     ======================================================
BalancegatiDecemberf31t of SFAS 115                    $ 1,042,783           ($605,501)   $   1,479,115
                                                     ======================================================


4. OTHER ASSETS

Other assets consisted of the following:

                                                                                   December 31
                                                                             1996              1995
                                                                       ------------------------------------
                                                                                 (IN THOUSANDS)

Goodwill                                                                  $     55,626     $     57,795
Other                                                                           78,663           67,124
                                                                       ------------------------------------
Total other assets                                                        $    134,289     $    124,919
                                                                       ====================================

                    American General Life Insurance Company

5. FEDERAL INCOME TAXES

5.1 TAX LIABILITIES

Income tax liabilities were as follows:

                                                                                   December 31
                                                                             1996              1995
                                                                       ------------------------------------
                                                                                 (IN THOUSANDS)
Current tax (receivable) payable                                          $     (7,646)    $     10,875
Deferred tax liabilities, applicable to:
   Net income                                                                  288,115          275,119
   Net unrealized investment gains                                             121,892          274,544
                                                                       ------------------------------------
Total deferred tax liabilities                                                 410,007          549,663
                                                                       ------------------------------------
Total current and deferred tax liabilities                                $    402,361     $    560,538
                                                                       ====================================

Components of deferred tax liabilities and assets at December 31 were as follows:

                                                                       1996                  1995
                                                              ---------------------------------------------
                                                                             (IN THOUSANDS)
Deferred tax liabilities applicable to:
   Deferred policy acquisition costs                               $     308,802         $     163,017
   Basis differential of investments                                     254,402               534,942
   Other                                                                 130,423               117,436
                                                              ---------------------------------------------
Total deferred tax liabilities                                           693,627               815,395

Deferred tax assets applicable to:
   Policy reserves                                                      (219,677)             (227,656)
   Other                                                                 (63,943)              (38,076)
                                                              ---------------------------------------------
Total deferred tax assets before valuation
   allowance                                                            (283,620)             (265,732)
Valuation allowance                                                            -                     -
                                                              ---------------------------------------------
Total deferred tax assets, net of valuation
   allowance                                                            (283,620)             (265,732)
                                                              ---------------------------------------------
Net deferred tax liabilities                                       $     410,007         $     549,663
                                                              =============================================

                    American General Life Insurance Company

5. FEDERAL INCOME TAXES (CONTINUED)

5.1 TAX LIABILITIES (CONTINUED)

A portion of life insurance income earned prior to 1984 is not taxable unless it exceeds certain statutory limitations or is distributed as dividends. Such income, accumulated in policyholders' surplus accounts, totaled $93.6 million at December 31, 1996. At current corporate rates, the maximum amount of tax on such income is approximately $32.8 million. Deferred income taxes on these accumulations are not required because no distributions are expected.

5.2 TAX EXPENSE

Components of income tax expense for the year were as follows:

                                                            1996             1995              1994
                                                     ------------------------------------------------------
                                                                        (IN THOUSANDS)
Current expense                                         $    164,272      $    153,720     $    104,145
Deferred expense (benefit):
   Deferred policy acquisition cost                           21,628            38,275           30,234
   Policy reserves                                           (27,460)          (49,177)         (42,302)
   Basis differential of investments                           4,129             3,710           23,482
   Other, net                                                 14,091            (2,581)          12,629
                                                     ------------------------------------------------------
Total deferred                                                12,388            (9,773)          24,043
                                                     ------------------------------------------------------
Income tax expense                                      $    176,660      $    143,947     $    128,188
                                                     ======================================================

A reconciliation between the income tax expense computed by applying the federal income tax rate (35%) to income before taxes and the income tax expense reported in the financial statement is presented below.

                                                            1996             1995              1994
                                                     ------------------------------------------------------
                                                                        (IN THOUSANDS)
Income tax at statutory percentage of GAAP pretax
   income                                               $    178,939      $    149,185     $    124,292
Tax-exempt investment income                                  (9,347)          (10,185)          (9,725)
Goodwill                                                         759               768              770
Tax on sale of subsidiary                                          -              (661)          10,722
Other                                                          6,309             4,840            2,129
                                                     ------------------------------------------------------
Income tax expense                                      $    176,660      $    143,947     $    128,188
                                                     ======================================================

                    American General Life Insurance Company

5. FEDERAL INCOME TAXES (CONTINUED)

5.3 TAXES PAID

Income taxes paid amounted to approximately $182 million, $90 million, and $181 million in 1996, 1995, and 1994, respectively.

5.4 TAX RETURN EXAMINATIONS

The Company and its life insurance subsidiaries, together with certain other life insurance subsidiaries of the Parent Company, file a consolidated federal income tax return. The Internal Revenue Service ("IRS") has completed examinations of the consolidated returns through 1988. The IRS is continuing to dispute the tax treatment of some items for the years 1977 through 1988. Some of these issues will require litigation to resolve; and any amounts ultimately settled with the IRS would also include interest. Although the final outcome is uncertain, the Parent Company believes that the ultimate liability, including interest, resulting from these issues will not exceed amounts currently provided for in the consolidated financial statements. The IRS is currently examining the consolidated tax returns for the years 1989 through 1992.

In April 1992, the IRS issued Notices of Deficiency for the 1977-1981 tax years of certain insurance subsidiaries. The basis of the dispute was the tax treatment of modified coinsurance agreements. The Parent Company elected to pay all related assessments plus associated interest, totaling $59 million. A claim for refund of tax and interest was disallowed by the IRS in January 1993. On June 30, 1993, a representative suit for refund was filed in the United States Court of Federal Claims. On February 7, 1996, the court ruled in favor of the Parent Company on all legal issues related to this contingency, and a judgement was entered in favor of the Parent Company on July 9, 1996 for the portion of the contingency related to the representative case. The IRS has appealed this judgement; however, the Parent Company intends to pursue a full refund of the amounts paid. Accordingly, no provision has been made in the consolidated financial statements related to this contingency.

                    American General Life Insurance Company

6. TRANSACTIONS WITH AFFILIATES

Affiliated notes and accounts receivable were as follows:

                                                 December 31, 1996                   December 31, 1995
                                        -----------------------------------------------------------------------
                                            PAR VALUE        BOOK VALUE        PAR VALUE        BOOK VALUE
                                        -----------------------------------------------------------------------
                                                                    (IN THOUSANDS)
American General Corporation,
   9 3/8% due 2008                         $     4,725       $      3,239     $     4,725       $      3,197
American General Corporation,
   8 1/4%, due 2004                             19,572             19,572          22,018             22,018
American General Corporation,
   Restricted Subordinated Note,
   13 1/2%, due 2002                            33,550             33,550          35,608             35,608
                                        -----------------------------------------------------------------------
Total notes receivable from affiliates
                                                57,847             56,361          62,351             60,823
Accounts receivable from affiliates
                                                     -             30,127               -             29,841
                                        -----------------------------------------------------------------------
Indebtedness from affiliates               $    57,847       $     86,488     $    62,351       $     90,664
                                        =======================================================================

Various American General companies provide services to the Company, principally mortgage servicing and investment advisory services. The Company paid approximately $22,083,000, $21,006,000, and $21,161,000 for such services in 1996, 1995, and 1994, respectively. Accounts payable for such services at December 31, 1996 and 1995 were not material. In addition, the Company rents facilities and provides services to various American General companies. The Company received approximately $1,255,000, $2,086,000, and $2,486,000 for such services and rent in 1996, 1995, and 1994, respectively. Accounts receivable for rent and services at December 31, 1996 and 1995 were not material.

The Company has 8,500 shares of $100 par value cumulative preferred stock authorized and outstanding with an $80 dividend rate, redeemable at $1,000 per share after December 31, 2000. The holder of this stock, the Franklin Life Insurance Company ("Franklin"), an affiliated company, is entitled to one vote per share, voting together with the holders of common stock.

During 1996, the Company's residential mortgage loan portfolio of $42 million was sold to American General Finance at carrying value plus accrued interest.

                    American General Life Insurance Company

7. BENEFIT PLANS

7.1 PENSION PLANS

The Company has non-contributory, defined benefit pension plans covering most employees. Pension benefits are based on the participant's average monthly compensation and length of credited service offset by an amount that complies with federal regulations. The Company's funding policy is to contribute annually no more than the maximum amount deductible for federal income tax purposes. The Company uses the projected unit credit method for computing pension expense.

The components of pension expense and underlying assumptions were as follows:

                                                            1996             1995              1994
                                                     ------------------------------------------------------
                                                                    (DOLLARS IN THOUSANDS)
Service cost - benefits earned during period           $      1,826      $      1,346      $     1,825
Interest cost on projected benefit obligation                 2,660             2,215            2,007
Actual return on plan assets                                 (9,087)          (10,178)            (523)
Amortization of unrecognized net asset                         (261)             (888)            (900)
Amortization of unrecognized prior service cost
                                                                197               197              222
Deferral of net asset gain (loss)                             4,060             5,724           (3,586)
Amortization of gain                                             68                38              102
                                                     ------------------------------------------------------
Total pension income                                   $       (537)     $     (1,546)     $      (853)
                                                     ======================================================

Assumptions:
   Weighted-average discount rate on benefit
      obligation                                               7.50%             7.25%            8.50%
   Rate of increase in compensation levels                     4.00%             4.00%            4.00%
   Expected long-term rate of return on plan assets
                                                              10.00%            10.00%           10.00%

                    American General Life Insurance Company

7. BENEFIT PLANS (CONTINUED)

7.1 PENSION PLANS (CONTINUED)

The funded status of the plans and the prepaid pension expenses included in other assets at December 31 were as follows:

                                                                                   DECEMBER 31
                                                                             1996              1995
                                                                       ------------------------------------
                                                                                 (IN THOUSANDS)
Actuarial present value of benefit obligation:
   Vested                                                                 $    27,558      $    24,972
   Nonvested                                                                    4,000            3,933
   Additional minimum liability                                                   205              323
                                                                       ------------------------------------
Accumulated benefit obligation                                                 31,763           29,228
Effect of increase in compensation levels                                       5,831            5,536
                                                                       ------------------------------------
Projected benefit obligation                                                   37,594           34,764
Plan assets at fair value                                                      65,159           56,598
                                                                       ------------------------------------
Plan assets in excess of projected benefit obligation                          27,565           21,834
Unrecognized net gain                                                         (15,881)          (9,715)
Unrecognized prior service cost                                                   274              473
Unrecognized transition asset                                                       -             (261)
                                                                       ------------------------------------
Prepaid pension expense                                                   $    11,958      $    12,331
                                                                       ====================================

More than 95% of the plan assets were invested in fixed maturity and equity securities at the plan's most recent balance sheet date.

7.2 POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

The Company and its life insurance subsidiaries, together with certain other insurance subsidiaries of the Parent Company, have life, medical, supplemental major medical, and dental plans for certain retired employees and agents. Most plans are contributory, with retiree contributions adjusted annually to limit employer contributions to predetermined amounts. The Company has reserved the right to change or eliminate these benefits at any time.

                    American General Life Insurance Company

7. BENEFIT PLANS (CONTINUED)

7.2 POSTRETIREMENT BENEFITS OTHER THAN PENSIONS (CONTINUED)

The life plans are fully insured. A portion of the retiree medical and dental plans are funded through a voluntary employees' beneficiary association ("VEBA") established in 1994; the remainder is unfunded and self-insured. All of the retiree medical and dental plans' assets held in the VEBA were invested in readily marketable securities at its most recent balance sheet date.

The plans' combined funded status and the accrued postretirement benefit cost included in other liabilities were as follows:

                                                                                   DECEMBER 31
                                                                             1996              1995
                                                                       ------------------------------------
                                                                             (DOLLARS IN THOUSANDS)
Actuarial present value of benefit obligation:
   Retirees                                                                    $5,199         $  6,242
   Fully eligible active plan participants                                        251              143
   Other active plan participants                                               2,465            2,580
                                                                       ------------------------------------
Accumulated postretirement benefit obligation                                   7,915            8,965
Plan assets at fair value                                                         106              203
                                                                       ------------------------------------
Accumulated postretirement benefit obligation in excess
    of plan assets at fair value                                                7,809            8,762
Unrecognized net gain                                                            (243)          (1,855)
                                                                       ------------------------------------
Accrued postretirement benefit cost                                            $7,566         $  6,907
                                                                       ====================================

Weighted-average discount rate on postretirement benefit obligation
                                                                                 7.50%           7.25%

The components of postretirement benefit expense were as follows:

                                                            1996             1995              1994
                                                     ------------------------------------------------------
                                                                        (IN THOUSANDS)
Service cost - benefits earned                               $218              $171             $208
Interest cost on accumulated postretirement benefit
    obligation                                                626               638              527
                                                     ------------------------------------------------------
Postretirement benefit expense                               $844              $809             $735
                                                     ======================================================

                    American General Life Insurance Company

7. BENEFIT PLANS (CONTINUED)

7.2 POSTRETIREMENT BENEFITS OTHER THAN PENSIONS (CONTINUED)

For measurement purposes, a 9.0% annual rate of increase in the per capita cost of covered health care benefits was assumed in 1997; the rate was assumed to decrease gradually to 5.0% in 2005 and remain at that level. A 1% increase in the assumed annual rate of increase in per capita cost of health care benefits results in a $337,894,000 increase in accumulated postretirement benefit obligation and a $58,817,000 increase in postretirement benefit expense.

8. DERIVATIVE FINANCIAL INSTRUMENTS

8.1 USE OF DERIVATIVE FINANCIAL INSTRUMENTS

The Company is neither a dealer nor a trader in derivative financial instruments.

Interest rate swaps are occasionally used to effectively convert specific investment securities from a floating- to a fixed-rate basis, or vice versa, and to hedge against the risk of rising prices on anticipated investment security purchases.

Currency swap agreements are infrequently used to effectively convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specified exchange rates and to hedge against currency rate fluctuations on anticipated investment security purchases.

8.2 CREDIT AND MARKET RISK

The Company is exposed to credit risk in the event of nonperformance by counterparties to swap agreements. The Company limits this exposure by entering into swap agreements with counterparties having high credit ratings and regularly monitoring the ratings.

                    American General Life Insurance Company

8. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

8.2 CREDIT AND MARKET RISK (CONTINUED)

The Company's credit exposure on swaps is limited to the fair value of swap agreements that are favorable to the Company. The Company does not expect any counterparty to fail to meet its obligation; however, nonperformance would not have a material impact on the consolidated financial statements.

The Company's exposure to market risk is mitigated by the offsetting effects of changes in the value of swap agreements and of the related investment securities.

Derivative financial instruments related to investment securities did not have a material effect on net investment income in 1996, 1995, or 1994.

8.3 TERMS OF DERIVATIVE FINANCIAL INSTRUMENTS

Derivative   financial   instruments  related  to  investment   securities  at
December 31 were as follows:

                                                                             1996              1995
                                                                       ------------------------------------
                                                                              (DOLLARS IN MILLIONS)
Interest rate swap agreements to pay fixed rate:
   Notional amount                                                             $60              $45
   Average receive rate                                                       6.19%            5.82%
   Average pay rate                                                           6.42%            6.41%
Interest rate swap agreements to receive fixed rate:
   Notional amount                                                             $44              $24
   Average receive rate                                                       6.84%            7.03%
   Average pay rate                                                           6.01%            6.82%
Currency swap agreements (receive U.S. dollars/pay Canadian dollars):
      Notional amount (in U.S. dollars)                                        $99              $72
      Average exchange rate                                                   1.57             1.62

Average floating rates may change significantly, thereby affecting future cash flows. Swap agreements generally have terms of two to ten years.

                    American General Life Insurance Company

9. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, requires disclosure of the fair value of financial instruments. This standard excludes certain financial instruments and all nonfinancial instruments, including policyholder liabilities, from its disclosure requirements. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all of the Company's assets and liabilities and (2) the reporting of investments at fair value without a corresponding revaluation of related policyholder liabilities can be misinterpreted.

Carrying amounts and fair values for those financial instruments covered by SFAS 107 at December 31, 1996 are presented below:

                                                                             FAIR            CARRYING
                                                                             VALUE            AMOUNT
                                                                       ------------------------------------
                                                                                  (IN MILLIONS)
Assets:
   Fixed maturity and equity securities *                                 $    25,416      $    25,416
   Mortgage loans on real estate                                          $     1,716      $     1,708
   Policy loans                                                           $     1,012      $     1,006
   Investment in parent company                                           $        29      $        29
   Indebtedness from affiliates                                           $        86      $        86
Liabilities:
   Insurance investment contracts                                         $    22,025      $    23,416


* Includes derivative financial instruments with negative fair value of $10.8 million and $3.6 million and positive fair value of $.6 million and $1.1 million at December 31, 1996 and 1995, respectively.

                    American General Life Insurance Company

9. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

The following methods and assumptions were used to estimate the fair values of financial instruments:

         FIXED MATURITY AND EQUITY SECURITIES

         Fair values of fixed maturity and equity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of investments.

         MORTGAGE LOANS ON REAL ESTATE

         Fair value of mortgage loans was estimated primarily using discounted cash flows based on contractual maturities and risk-adjusted discount rates.

         POLICY LOANS

         Fair value of policy loans was estimated using discounted cash flows and actuarially determined assumptions incorporating market rates.

         INVESTMENT IN PARENT COMPANY

         The fair value of the investment in Parent Company is based on quoted market prices of American General Corporation common stock.

         INSURANCE INVESTMENT CONTRACTS

         Insurance investment contracts do not subject the Company to significant risks arising from policyholder mortality or morbidity. The majority of the Company's annuity products are considered insurance investment contracts. Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

         INDEBTEDNESS FROM AFFILIATES

         Indebtedness from affiliates is composed of accounts receivable and notes receivable from affiliates. Due to the short-term nature of accounts receivable, fair value is assumed to equal carrying value. Fair value of notes receivable was estimated using discounted cash flows based on contractual maturities and discount rates that were based on U.S. Treasury rates for similar maturity ranges.

10. DIVIDENDS PAID

American General Life Insurance Company paid $189 million, $207 million, and $240 million in dividends on common stock to AGC Life Insurance Company in 1996, 1995 and 1994, respectively. The 1995 dividends included $701 thousand in the form of furniture and equipment. In addition, in 1996, the Company paid $680 thousand in dividends on preferred stock to Franklin.

11. RESTRICTIONS, COMMITMENTS, AND CONTINGENCIES

The Company and its insurance subsidiaries are restricted by state insurance laws as to the amounts they may pay as dividends without prior approval from their respective state insurance departments. At December 31, 1996, approximately $2.4 billion of consolidated shareholders' equity represents net assets of the Company which cannot be transferred, in the form of dividends, loans, or advances to the Parent Company. Approximately $1.7 billion of consolidated shareholders' equity is similarly restricted as to transfer from its subsidiaries to the Company.

Generally, the net assets of the Company's subsidiaries available for transfer to the Parent are limited to the amounts that the subsidiaries' net assets, as determined in accordance with statutory accounting practices, exceed minimum statutory capital requirements. However, payments of such amounts as dividends may be subject to approval by regulatory authorities and are generally limited to the greater of 10% of policyholders' surplus or the previous year's statutory net gain from operations.

The Company has various leases, substantially all of which are for office space and facilities. Rentals under financing leases, contingent rentals, and future minimum rental commitments and rental expense under operating leases are not material.

                    American General Life Insurance Company

11. RESTRICTIONS, COMMITMENTS, AND CONTINGENCIES (CONTINUED)

The Company is party to various lawsuits arising in the ordinary course of business. The Company believes that it has a valid and substantial defense to each of these actions and is defending them vigorously. Further, it is the Company's opinion and the opinion of counsel for the Company that the outcome of these actions will not have a materially adverse effect on the financial position or results of operations of the Company.

The Company is a defendant in lawsuits filed as purported class actions, asserting claims related to sales practices of certain life insurance products. Because these cases are in the early stages of litigation, it is premature to address their materiality. The claims are being defended vigorously by the Company.

The increase in the number of insurance companies that are under regulatory supervision has resulted, and is expected to continue to result, in increased assessments by state guaranty funds to cover losses to policyholders of insolvent or rehabilitated insurance companies. Those mandatory assessments may be partially recovered through a reduction in future premium taxes in certain states. At December 31, 1996 and 1995, the Company has accrued $16.1 million and $21.3 million, respectively, for guaranty fund assessments, net of $4.1 million and $4.3 million, respectively, of premium tax deductions. The Company has recorded receivables of $10.9 million and $7.4 million at December 31, 1996 and 1995, respectively, for expected recoveries against the payment of future premium taxes. Expenses incurred for guaranty fund assessments were $6.0 million, $22.4 million, and $8.7 million in 1996, 1995, and 1994, respectively.

                    American General Life Insurance Company

12. REINSURANCE

Reinsurance transactions for the years ended December 31, 1996, 1995, and 1994 were as follows:

                                                                                                             PERCENTAGE
                                                       CEDED TO OTHER    ASSUMED FROM                         OF AMOUNT
                                      GROSS AMOUNT       COMPANIES      OTHER COMPANIES     NET AMOUNT      ASSUMED TO NET
                                    ----------------------------------------------------------------------------------------
                                                                (IN THOUSANDS)
December 31, 1996
Life insurance in force               $    44,535,841  $   8,625,465        $   5,081     $    35,915,457         .01%
                                    =======================================================================
Premiums:
   Life insurance and annuities
                                      $       104,225  $      34,451        $      36     $        69,810         .05%
   Accident and health insurance
                                                1,426             64                -               1,362         .00%
                                    -----------------------------------------------------------------------
Total premiums                        $       105,651  $      34,515        $      36     $        71,172         .05%
                                    =======================================================================

December 31, 1995
Life insurance in force               $    44,637,599  $   7,189,493        $   5,771     $    37,453,877        0.02%
                                    =======================================================================
Premiums:
   Life insurance and annuities
                                      $       103,780  $      26,875        $     171     $        77,076        0.22%
   Accident and health insurance
                                                1,510             82                -               1,428        0.00%
                                    -----------------------------------------------------------------------
Total premiums                        $       105,290  $      26,957        $     171     $        78,504        0.22%
                                    =======================================================================

December 31, 1994
Life insurance in force               $    41,360,465  $   4,519,564        $   6,813     $    36,847,714        0.02%
                                    =======================================================================
Premiums:
   Life insurance and annuities
                                      $       110,089  $      26,390        $     147     $        83,846        0.18%
   Accident and health insurance
                                                1,723            146                -               1,577        0.00%
                                    -----------------------------------------------------------------------
Total premiums                        $       111,812  $      26,536        $     147     $        85,423        0.17%
                                    =======================================================================

                    American General Life Insurance Company

12. REINSURANCE (CONTINUED)

Reinsurance recoverable on paid losses was approximately $6,904,000, $6,190,000 and $3,671,000 at December 31, 1996, 1995, and 1994, respectively.
Reinsurance recoverable on unpaid losses was approximately $4,282,000, $2,775,000, and $5,371,000 at December 31, 1996, 1995, and 1994, respectively.

13.   ACQUISITIONS

Effective  December  31,  1995,  the Company  purchased  Franklin  United Life
Insurance Company, a subsidiary of Franklin, which is a wholly owned subsidiary of the Parent Company. This purchase was effected through issuance of $8.5 million in preferred stock to Franklin. The acquisition was accounted for using the purchase method of accounting and is not material to the operations of the Company.

                                    PART C

                               OTHER INFORMATION

ITEM 24.       FINANCIAL STATEMENTS AND EXHIBITS

               (a)  Financial Statements

                     PART A: None

                     PART B:

                     (1)  Financial   Statements  of  American   General  Life
                          Insurance Company Separate Account D:
                     Report of Ernst & Young LLP, Independent Auditors Statement of Net Assets as of December 31, 1996 Statement
                       of Operations for the year ended December 31, 1996
                     Statements of Changes in Net Assets for the years ended
                       December 31, 1996 and 1995
                     Notes to Financial Statements

                     (2)  Consolidated   Financial   Statements   of  American
                          General Life Insurance Company:

                     Report of Ernst & Young LLP, Independent Auditors

                     Consolidated Balance Sheets as of December 31, 1996 and
                       1995
                     Consolidated Statements of Income for the years ended
                       December 31, 1996, 1995 and 1994
                     Consolidated Statements of Shareholders' Equity for the
                       years ended December 31, 1996, 1995 and 1994
                     Consolidated Statements of Cash Flows for the years ended
                       December 31, 1996, 1995 and 1994
                     Notes to Consolidated Financial Statements

                     PART C: None

               (b) Exhibits

 1(a)       American  General  Life  Insurance  Company of  Delaware  Board of
            Directors  resolution  authorizing the  establishment  of Separate
            Account D. (1)

  (b)       Resolution  of the Board of  Directors  of American  General  Life
            Insurance Company of Delaware authorizing, among other things, the redomestication of that company in Texas and the renaming of that company as American General Life Insurance Company. (2)

  (c)       Resolution  of the Board of  Directors  of American  General  Life
            Insurance   Company  of  Delaware   providing,   INTER  ALIA,  for
            Registered Separate Accounts' Standards of Conduct. (3)


                                      C-1


 2          None

 3(a)(i)    Distribution  Agreement  dated October 3, 1991,  between  American
            General   Securities   Incorporated   and  American  General  Life
            Insurance Company. 2

     (ii)   Master Marketing and Distribution  Agreement by and among American
            General  Life  Insurance  Company,   American  General  Securities
            Incorporated, and Van Kampen American Capital Distributors, Inc.

  (b)(i) Specimen Form of Selling Group and General Agent Agreement utilizing American Capital Marketing, Inc. as distributor. (4)

     (ii)   Specimen  Form  of  Selling  Group  and  General  Agent  Agreement
            utilizing American General Securities Incorporated as distributor.
            (4)

     (iii) Concession Schedule A, attached to and forming a part of each form of Selling Group Agreement. (4)

     (iv)   Form of Selling Group Agreement by and among American General Life
            Insurance Company,  American General Securities Incorporated,  and
            Van Kampen American Capital Distributors, Inc. (12)

  (c)(i)(A) Fund  Participation  Agreement,  dated  March  27,  1992,  between
            American General Life Insurance  Company and American Capital Life
            Investment Trust. (4)

        (B) Amended  and  Restated  Participation  Agreement  by and among Van
            Kampen American Capital Life Investment Trust, Van Kampen American
            Capital  Distributors,  Inc.,  Van Kampen  American  Capital Asset
            Management,  Inc.,  American General Life Insurance  Company,  and
            American General Securities Incorporated

     (ii)   Sales  Agreement,  dated July 7, 1994,  among  Neuberger  & Berman
            Advisers   Management   Trust,   Neuberger  &  Berman   Management
            Incorporated, and American General Life Insurance Company. (6)

     (iii)  Participation  Agreement,  dated February 2, 1994,  among Variable
            Insurance Products Fund, Fidelity  Distributors  Corporation,  and
            American General Life Insurance Company. (5)

     (iv)   Participation  Agreement,  dated February 2, 1994,  among Variable
            Insurance Products Fund II, Fidelity Distributors Corporation, and
            American General Life Insurance Company. (5)

     (v)    Participation  Agreement  among Morgan  Stanley  Universal  Funds,
            Inc.,  Morgan Stanley Asset  Management  Inc.,  Miller  Anderson &
            Sherrerd, LLP, Van Kampen American Capital Distributors,  Inc. and
            American   General  Life  Insurance   Company,   American  General
            Securities Incorporated, dated as of January 24, 1997

  (d)       Form of Agreement  between American General Life Insurance Company
            and  Dealer   regarding   exchange  and   allocation   transaction
            requests. (4)


                                      C-2


 4(a)       Specimen form of Combination  Fixed and Variable  Annuity Contract
            (Form No. 91010). (2)

  (b)       Form of Waiver of Surrender Charge Rider. (2)

  (c)       Form of Qualified Contract Endorsement. (2)

  (d)(i)    Revised pages to Specimen form of  Combination  Fixed and Variable
            Annuity Contract. (3)

     (ii)   Revised  Schedule Page to Specimen form of  Combination  Fixed and
            Variable Annuity Contract. (4)

  (e)(i)(A) Specimen  form  of  Individual   Retirement   Annuity   Disclosure
            Statement available under Contract Form Nos. 93020 and 93021. (9)

        (B) Specimen  form  of  Individual   Retirement   Annuity   Disclosure
            Statement available under Contract Form Nos. 95020 and 95021. (8)

        (C) Specimen  form  of  Individual   Retirement   Annuity   Disclosure
            Statement  and  additional   specialized   forms  available  under
            Contract Form Nos. 95020 Rev 896 and 95021 Rev 896. (10)

     (ii)   Specimen form of Individual Retirement Annuity Endorsement. (6)

     (iii)  Specimen form of IRA Instruction Form. (4)

  (f)(i)    Specimen form of Combination  Fixed and Variable  Annuity Contract
            (Form No. 93020). (7)

     (ii)   Specimen form of Combination  Fixed and Variable  Annuity Contract
            (Form No. 93021). (7)

     (iii) Specimen form of pages for Contract Forms 93020 and 93021, filed in the following states: California, Minnesota, North Carolina, North Dakota, Oklahoma. (7)

  (g)(i)    Specimen form of Combination  Fixed and Variable  Annuity Contract
            (Form No. 95020 Rev 896). (12)

     (ii)   Specimen form of Combination  Fixed and Variable  Annuity contract
            (Form No. 95021 Rev 896). (12)

     (iii)  Specimen form of pages for Contract  Forms 95020 Rev 896 and 95021
            Rev 896, filed in the following states: California, Idaho, Kansas, Massachusetts, Minnesota, North Carolina, North Dakota, Oklahoma,
            Pennsylvania, South Carolina, Texas, Utah, and West Virginia. (12)

     (iv)   Specimen  form of Waiver of Surrender  Charges  Rider for Contract
            Form Nos. 95020 Rev 896 and 95021 Rev 896. (12)


                                      C-3


 5(a)(i)    Specimen  form of  Application  for Contract  Form Nos.  93020 and
            93021. (4)

     (ii)   Specimen form of Application  for Contract Form Nos. 95020 Rev 896 and 95021 Rev 896. (14)

     (iii)  Specimen  form of  Application  (amended)  for Contract  Form Nos.
            95020 Rev 896 and 95021 Rev 896.

  (b)(i)    Specimen  form of Separate  Account D Election of Annuity  Payment
            Option/Change Form. (4)

     (ii)   Specimen  form of Absolute  Assignment to Effect  Section  1035(a)
            Exchange  and  Rollover  of a Life  Insurance  Policy  or  Annuity
            Contract. (4)

  (c)(i) Specimen form of VAriety Plus Service Request, including telephone transfer authorization. (4)

     (ii) Form of Authorization Limited to Execution of Transaction Requests for VAriety Plus Variable Annuity. (4)

     (iii)  Form of Transaction Request Form. (4)

     (iv) Specimen form of Generations Service Request, including telephone transfer authorization. (14)

     (v) Specimen form of Generations Service Request (amended), including telephone transfer authorization.

     (vi)   Specimen  form of Annuity  Ticket Order under  Contract  Form Nos.
            95020 Rev 896 and 95021 Rev 896. (14)

     (vii)  Specimen form of Annuity  Order Ticket  (amended)  under  Contract
            Form Nos. 95020 Rev 896 and 95021 Rev 896.

     (viii) Specimen form of confirmation of initial purchase payment under Contract Form Nos. 95020 Rev 896 and 95021 Rev 896. (14)

     (ix)   Specimen form of Special Request for Surrender Charge Waiver under
            Contract Form Nos. 95020 Rev 896 and 95021 Rev 896. (14)

 6(a)       Amended and Restated Articles of Incorporation of American General
            Life Insurance Company, effective December 31, 1991. (2)

  (b)       Bylaws of American General Life Insurance Company, adopted January
            22, 1992. (4)

 7          None

 8          None


                                      C-4


 9(a)       Opinion and consent of Counsel with respect to contract  Form Nos.
            91010, 93020 and 93021. (4)

  (b)       Opinion and Consent of Counsel with respect  to Contract Form Nos.
            95020 Rev 896 and 95021 Rev 896.

10          Consent of Independent Auditors.

11          None

12          None

13(a)(i) Computations of standardized average annual total returns for each Division available under Contract Form Nos. 93020 and 93021 for the one and five year periods ended December 31, 1995, and since inception. (6)

     (ii)   Computations of  non-standardized  total returns for each Division available under Contract Form Nos. 93020 and 93021 for the one and five year periods ended  December 31, 1995,  and since  inception.
            (6)

     (iii) Computations of non-standardized cumulative total returns for each Division available under Contract Form Nos. 93020 and 93021 for the one and five year periods ended December 31, 1995, and since inception. (6)

     (iv) Computations of 30 day yield for the Domestic Income Division, the Government Division, and the Multiple Strategy Division available under Contract Form Nos. 93020 and 93021 for the one month period ended December 31, 1993. (5)

     (v)    Computations  of seven day yield and effective yield for the Money
            Market Division available under Contract Form Nos. 93020 and 93021 for the seven day period ended December 31, 1993. (5)

 (b)(i)(A)  Computations  of  hypothetical   historical  standardized  average
            annual total returns for the Emerging Growth, Enterprise, Domestic
            Income,  Government,  and Money Market Divisions,  available under
            Contract Form Nos. 95020 Rev 896 and 95021 Rev 896 for the one and
            five year periods ended  December  31,1995,  and since  inception.
            (14)

       (B) Computation of hypothetical historical standardized average annual total returns for the Real Estate Securities Division, available under Contract Form Nos. 95020 Rev 896 and 95021 Rev 896 for the one and five year periods ended December 31, 1996, and since inception.

   (ii)(A) Computations of hypothetical historical non-standardized total returns for the Emerging Growth, Enterprise, Domestic Income,
            Government,  and Money Market Divisions,  available under Contract
            Form Nos. 95020 Rev 896 and 95021 Rev 896 for the one and five year periods ended December 31,1995, and since inception. (14)


                                      C-5


       (B) Computation of hypothetical historical non-standardized total returns for the Real Estate Securities Division, available under Contract Form Nos. 95020 Rev 896 and 95021 Rev 896 for the one and five year periods ended December 31, 1996, and since inception.

  (iii)(A)  Computations   of   hypothetical    historical    non-standardized
            cumulative  total  returns for the  Emerging  Growth,  Enterprise,
            Domestic Income, Government, and Money Market Divisions, available under  Contract Form Nos.  95020 Rev 896 and 95021 Rev 896 for the
            one and five  year  periods  ended  December  31,1995,  and  since inception. (14)

       (B) Computation of hypothetical historical non-standardized cumulative total returns for the Real Estate Securities Division, available under Contract Form Nos. 95020 Rev 896 and 95021 Rev 896 for the one and five year periods ended December 31,1996, and since inception.

  (iv) Computations of hypothetical historical 30 day yield for the Domestic Income Division and the Government Division, available under Contract Form Nos. 95020 Rev 896 and 95021 Rev 896 for the one month period ended December 31, 1995. (14)

  (v) Computations of hypothetical historical seven day yield and effective yield for the Money Market Division, available under Contract Form Nos. 95020 Rev 896 and 95021 Rev 896 for the seven day period ended December 31, 1995. (14)

14 A Financial Data Schedule meeting the requirements of Rule 483(e) of the Securities Act of 1933 is filed as Exhibit 27 hereof.

15(a)       Power of Attorney  with  respect to  Registration  Statements  and
            Amendments  thereto  signed  by the  following  persons  in  their
            capacities  as  directors  and,  where  applicable,   officers  of
            American General Life Insurance Company:  Messrs.  Devlin, Rashid,
            Reddick and Luther. (2)

  (b) Power of Attorney with respect to Registration Statements and Amendments thereto signed by Robert S. Cauthen, Jr. in his capacity as a director and officer of American General Life
            Insurance Company. (4)

  (c)       Power of  Attorney  with  respect to Registration  Statements  and
            Amendments  thereto signed by James R. Tuerff in his capacity as a director or officer of American  General Life  Insurance  Company.
            (6)

  (d)       Power of Attorney  with  respect to  Registration  Statements  and
            Amendments  thereto signed by Peter V. Tuters in his capacity as a director or officer of American  General Life  Insurance  Company.
            (5)

  (e)       Power of Attorney  with  respect to  Registration  Statements  and
            Amendments  thereto  signed  by the  following  persons  in  their
            capacities  as  directors  and,  where  applicable,   officers  of
            American General Life Insurance Company:  Messrs. Kelley, Pulliam,
            and Young. (6)

  (f)       Power of Attorney with  respect  to  Registration   Statements and
            Amendments thereto


                                      C-6


            signed by George W. Bentham in his capacity as a director or officer of American General Life Insurance Company. (7)

  (g)       Power of Attorney  with  respect to  Registration  Statements  and
            Amendments  thereto  signed  by the  following  persons  in  their
            capacities  as  directors  and,  where  applicable,   officers  of
            American  General  Life  Insurance  Company:    Messrs.  Atnip and
            Newton. (11)

  (h) Power of Attorney with respect to Registration Statements and Amendments thereto signed by Rodney O. Martin, Jr. and Robert F.
            Herbert, Jr. (12)

  (i)       Power of  Attorney  with  respect to Registration  Statements  and
            Amendments  thereto  signed  by the  following  persons  in  their
            capacities  as  directors  and,  where  applicable,   officers  of
            American  General  Life  Insurance  Company:  Messrs.  Fravel  and
            LaGrasse

16          Amended Statement of Exemptive Relief Relied Upon. (12)

17          Representation   Regarding  Reasonableness  of  Fees  and  Charges
            Deducted Under the  Contracts,  under Contract Form Nos. 95020 Rev
            896 and 95021 Rev  896.14  Exhibit  17 has been  superseded  by an undertaking that appears in item 32 hereof.

27          Financial Data Schedule.

(1) Incorporated herein by reference to the initial filing of Registrant's Form N-4 Registration Statement (File No. 2-49805) on December 6, 1973.

(2) Previously filed in the initial filing of this Registration Statement (File No. 33-43390) on October 16, 1991. (At least one Post-Effective Amendment filed subsequently inadvertently referred to Form No. 91010 as 93010.)

(3) Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 33-43390), filed on December 31, 1991.

(4) Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 33-43390), filed on April 30, 1992. (At least one Post-Effective Amendment filed subsequently inadvertently referred to Form No. 91010 as 93010.)

(5) Previously filed in Post-Effective Amendment No. 3 to this Registration Statement (File No. 33-43390), filed on March 2, 1994.

(6) Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 33-43390), filed on April 28, 1995.

(7) Previously filed in Post-Effective Amendment No. 5 to this Registration Statement (File No. 33-43390), filed on December 27, 1995.

(8) Included in Part A of Post-Effective Amendment No. 6 to this Registration Statement (File No. 33-43390), filed on March 14, 1996.

(9) Included in Part A of Post-Effective Amendment No. 7 to this Registration Statement (File No. 33-43390), filed on April 30, 1996.

(10) Included in Part A of this Amendment.

(11) Previously filed in Post-Effective Amendment No. 7 to this Registration Statement (File No. 33-43390), filed on April 30, 1996.


                                      C-7


(12) Previously filed in preliminary form in Post-Effective Amendment No. 9 to this Registration Statement (File No. 33-43390), filed on August 16, 1996. These exhibits have not been filed in definitive form in reliance on Rule 483(d)(3) under the Securities Act of 1933.

(13) Previously filed in preliminary form in Post-Effective Amendment No. 10 to this Registration Statement (File No. 33-43390), filed on November 1, 1996. This exhibit has not been filed in definitive form in reliance on Rule 483(d)(3) under the Securities Act of 1933.

(14) Previously filed in Post-Effective Amendment No. 10 to this Registration Statement (File No. 33-43390), filed on November 1, 1996.


ITEM  25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The directors, executive officers, and, to the extent responsible for variable annuity operations, other officers of the depositor are listed below.

 Name and Principal                                  Positions and Offices
 Business Address                                    with the Depositor
 ------------------                                  ---------------------
 Robert M. Devlin                                    Chairman
 2929 Allen Parkway
 Houston, TX 77019

 Jon P. Newton                                       Vice Chairman
 2929 Allen Parkway
 Houston, TX 77019

 Rodney O. Martin, Jr.                               Director, President & Chief
 2727-A Allen Parkway                                Executive Officer
 Houston, TX  77019

 Michael G. Atnip                                    Director
 2929 Allen Parkway
 Houston, TX 77019

 David A. Fravel                                     Director & Senior Vice President,
 2727-A Allen Parkway                                Insurance Operations
 Houston, TX. 77019

 Robert F. Herbert, Jr.                              Director, Senior Vice President
 2727-A Allen Parkway                                Chief Financial
 Houston, TX 77019                                   Officer, Treasurer & Controller

 John V. LaGrasse                                    Director, Senior Vice President &
 2727-A Allen Parkway                                Chief Systems Officer
 Houston, TX 77019


                                      C-8


 Peter V. Tuters                                     Director, Vice President & Chief
 2929 Allen Parkway                                  Investment Officer
 Houston, TX  77019

 Philip K. Polkinghorn                               Senior Vice President & Chief
 2727-A Allen Parkway                                Marketing Officer
 Houston, TX 77019

 Wayne A. Barnard                                    Vice President & Chief Actuary
 2727-A Allen Parkway
 Houston, TX  77019

 Thomas B. Phillips                                  Vice President, General Counsel
 2727-A Allen Parkway                                & Secretary
 Houston, TX 77019

 Dennis H. Roberts                                   Vice President
 2727-A Allen Parkway
 Houston, TX  77019

 Timothy W. Still                                    Vice President
 2727-A Allen Parkway
 Houston, TX 77019

 Steven A. Glover                                    Associate General Counsel &
 2727-A Allen Parkway                                Assistant Secretary
 Houston, TX 77019

 Joyce R. Bilski                                     Administrative Officer
 2727-A Allen Parkway
 Houston, TX 77019

 Farideh Farrokhi                                    Assistant Controller
 2727-A Allen Parkway
 Houston, TX  77019

 Kenneth D. Nunley                                   Associate Tax Officer
 2727-A Allen Parkway
 Houston, TX 77019

ITEM 26.       PERSONS   CONTROLLED  BY  OR  UNDER  COMMON  CONTROL  WITH  THE
               DEPOSITOR  OR  REGISTRANT   SUBSIDIARIES  OF  AMERICAN  GENERAL
               CORPORATION1,2

The following is a list of American General Corporation's subsidiaries as of March 31, 1997. All subsidiaries listed are corporations, unless otherwise indicated. Subsidiaries of subsidiaries are indicated by indentations and unless otherwise indicated, all subsidiaries are wholly owned. Inactive subsidiaries are denoted by an asterisk (*).


                                                                                   Jurisdiction of
                            Name                                                   Incorporatiion
 -----------------------------------------------------------------------------    -----------------
AGC Life Insurance Company (3)..................................................     Missouri
   American General Life and Accident Insurance Company (4).....................     Tennessee
      American General Exchange, Inc. ..........................................     Tennessee
      Southern Educators Life Insurance Company.................................     Georgia
   American General Life Insurance Company (5)..................................     Texas
      (Registrant is a Separate Account of American General Life Insurance
       Company, Depositor)
      American General Annuity Service Corporation .............................     Texas
       American General Life Insurance Company of New York......................     New York
          The Winchester Agency Ltd. ...........................................     New York
      The Variable Annuity Life Insurance Company ..............................     Texas
          The Variable Annuity Marketing Company ...............................     Texas
          VALIC Investment Services Company ....................................     Texas
          VALIC Retirement Services Company ....................................     Texas
   The Franklin Life Insurance Company .........................................     Illinois
      The American Franklin Life Insurance Company .............................     Illinois
      Franklin Financial Services Corporation ..................................     Delaware
   The Independent Life and Accident Insurance Company .........................     Florida
      Independent Fire Insurance Company........................................     Florida
         Independent Fire Insurance Company of Florida..........................     Florida
         Old Faithful General Agency, Inc.......................................     Texas
         Thomas Jefferson Insurance Company.....................................     Florida
Allen Property Company .........................................................     Delaware
   Florida Westchase Corporation................................................     Delaware
   Greatwood Development, Inc...................................................     Delaware
   Greatwood Golf Club, Inc. ...................................................     Delaware
   Highland Creek Golf Club, Inc. ..............................................     No. Carolina
   Hunter's Creek Communications Corporation ...................................     Florida
   Pebble Creek Corporation ....................................................     Delaware
   Pebble Creek Development Corporation ........................................     Florida
   Westchase Development Corporation............................................     Delaware
   Westchase Golf Corporation ..................................................     Florida
American General Capital Services, Inc. ........................................     Delaware
American General Corporation (*)................................................     Delaware
American General Delaware Management Corporation (1)............................     Delaware
American General Finance, Inc. .................................................     Indiana
   AGF Investment Corp. ........................................................     Indiana
   American General Auto Finance, Inc. . .......................................     Delaware
   American General Finance Corporation (6).....................................     Indiana
      American General Finance Group, Inc. .....................................     Delaware
         American General Financial Services, Inc. (7)..........................     Delaware
             The National Life and Accident Insurance Company ..................     Texas


                                     C-10


      Merit Life Insurance Co. .................................................     Indiana
      Yosemite Insurance Company ...............................................     California
   American General Finance, Inc................................................     Alabama
   American General Financial Center ...........................................     Utah
   American General Financial Center, Inc. (*)..................................     Indiana
   American General Financial Center, Incorporated (*)..........................     Indiana
   American General Financial Center Thrift Company(*)..........................     California
   Thrift, Incorporated (*).....................................................     Indiana
American General Investment Advisory Services, Inc.(*)..........................     Texas
American General Mortgage and Land Development, Inc. ...........................     Delaware
   American General Land Development, Inc. .....................................     Delaware
   American General Realty Advisors, Inc. ......................................     Delaware
American General Realty Investment Corporation .................................     Texas
   American General Mortgage Company............................................     Delaware
   GDI Holding, Inc. (*8).......................................................     California
   Ontario Vineyard Corporation ................................................     Delaware
   Pebble Creek Country Club Corporation .......................................     Florida
   Pebble Creek Service Corporation ............................................     Florida
   SR/HP/CM Corporation ........................................................     Texas
American General Property Insurance Company ....................................     Tennessee
Bayou Property Company..........................................................     Delaware
   AGLL Corporation (9).........................................................     Delaware
   American General Land Holding Company .......................................     Delaware
      AG Land Associates, LLC (9)...............................................     California
      Hunter's Creek Realty, Inc. (*)...........................................     Florida
      Summit Realty Company, Inc. ..............................................     So. Carolina
   Lincoln American Corporation.................................................     Delaware
Financial Life Assurance Company of Canada .....................................     Canada
Florida GL Corporation .........................................................     Delaware
GPC Property Company ...........................................................     Delaware
   Cinco Ranch Development Corporation .........................................     Delaware
   Cinco Ranch East Development, Inc. ..........................................     Delaware
   Cinco Ranch West Development, Inc. ..........................................     Delaware
   The Colonies Development, Inc. ..............................................     Delaware
   Fieldstone Farms Development, Inc. ..........................................     Delaware
   Hickory Downs Development, Inc. .............................................     Delaware
   Lake Houston Development, Inc. ..............................................     Delaware
   South Padre Development, Inc. ...............................................     Delaware
Green Hills Corporation ........................................................     Delaware
INFL Corporation ...............................................................     Delaware
Knickerbocker Corporation ......................................................     Texas
   American Athletic Club, Inc. ................................................     Texas
Pavilions Corporation...........................................................     Delaware
Texas Stars Corporation.........................................................     New York

American General Finance Foundation, Inc. is not included on this list. It is a non-profit corporation.


                                     C-11


                                     NOTES

(1) The following limited liability companies were formed in the State of Delaware on March 28, 1995. The limited liability interests of each are jointly owned by AGC and AGDMC and the business and affairs of each are managed by AGDMC:

     American General Capital, L.L.C.
     American General Delaware, L.L.C.

(2) On November 26, 1996, American General Institutional Capital A ("AG Cap Trust A"), a Delaware business trust, was created. On March 10, 1997, American General Institutional Capital B ("AG Cap Trust B"), also a Delaware business trust, was created. Both AG Cap Trust A's and AG Cap Trust B's business and affairs are conducted through their trustees:
     Bankers Trust Company and Bankers Trust (Delaware). Capital securities of each are held by non-affiliated third party investors and common securities of AG Cap Trust A and AG Cap Trust B are held by AGC.

(3) On December 23, 1994, AGCL became the owner of approximately 40% of the shares of common stock of Western National Corporation ("WNC") (the percentage of ownership by the American General insurance holding company system will increase to approximately 46% upon conversion of WNC's Series A Convertible Preferred Stock which AGCL also owns). WNC, a Delaware corporation, owns the following cmpanies:

         WNL Holding Corporation
            Western National Life Insurance Company (TX)
               WesternSave (401K Plan)
            Independent Advantage Financial & Insurance Services, Inc. WNL Investment Advisory Services, Inc.
            Conseco Annuity Guarantee Corp.
            WNL Brokerage Services, Inc.
            WNL Insurance Services, Inc.

     However, AGCL (1) holds the direct interest in WNC and the indirect interests in WNC's subsidiaries for investment purposes; (2) does not direct the operations of WNC or WNL; (3) has no representatives on the Board of Directors of WNC; and (4) is restricted, pursuant to a Shareholder's Agreement between WNC and AGCL, in its right to vote its shares against the slate of directors proposed by WNC's Board of Directors. Accordingly, although WNC and its subsidiaries technically are members of the American General insurance holding company system under insurance holding company laws, AGCL does not direct and control WNC or its subsidiaries.

(4) AGLA owns approximately 20% of Mosher, Inc. ("Mosher") on a fully diluted basis. AGLA owns approximately 11% f Whirlpool Financial Corp. ("Whirlpool") on a fully diluted basis. The total investment of AGLA in Whirlpool represents approximately 3% of the voting power of the capital stock of Whirlpool, but approximately 11% of the Whirlpool stock which has voting rights. The interests in Mosher and Whirlpool (each of which are corporations that are not associated with AGC) are held for investment purposes only.

(5) AGL owns 100% of the common stock of American General Securities Incorporated ("AGSI"), a full-service NASD broker-dealer. AGSI, in turn, owns 100% of the stock of the following insurance agencies:


                                     C-12


     American General Insurance Agency, Inc. (Missouri)
     American General Insurance Agency of Hawaii, Inc. (Hawaii)
     American General Insurance Agency of Massachusetts, Inc. (Massachusetts)

     In addition, the following agencies are indirectly related to AGSI, but not owned or controlled by AGSI:

     American General Insurance Agency of Ohio, Inc. (Ohio)
     American General Insurance Agency of Texas, Inc. (Texas)
     American General Insurance Agency of Oklahoma, Inc. (Oklahoma) Insurance Masters Agency, Inc. (Texas)

     AGSI and the foregoing agencies are not affiliates or subsidiaries of AGL under applicable holding company laws, but they are part of the AGC group of companies under other laws.

(6) American General Finance Corporation is the parent of an additional 48 wholly owned subsidiaries incorporated in 30 states and Puerto Rico for the purpse of conducting its consumer finance operations, INCLUDING those noted in footnote 7 below.

(7) American General Financial Services, Inc. is the parent of an additional 7 wholly owned subsidiaries incorporated in 4 states and Puerto Rico for the purpose of conducting its consumer finance operations.

(8)  AGRI owns only a 75% interest in GDI Holding, Inc.

(9) AG Land Associates, LLC is jointly owned by AGLH and AGLL. AGLH holds a 98.75% managing interest and AGLL owns a 1.25% managing interest.

All of the subsidiaries of AGL are included in its consolidated financial statements, which are filed in Part B of this Registration Statement.

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of March 31, 1997, there were 105 owners of Contracts of the class presently offered by this Registration Statement.

ITEM 28.  INDEMNIFICATION

Article VII, section 1, of the Company's By-Laws provides, in part, that the Company shall have power to indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Company) by reason of the fact that such person is or was serving at the request of the Company, against expenses, judgments, fines, settlements, and other amounts actually and reasonably incurred in connection with such proceeding if such person acted in good faith and in a manner such person reasonably believed to be in the best interest of the Company and, in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such person was unlawful.

Article VII, section 1 (in part), section 2, and section 3, provide that the Company shall have power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action by or in the right of the Company to procure a judgment in its favor by reason of the fact that such person is or was acting in behalf of the Company, against expenses actually and reasonably incurred by such person in connection with the defense or settlement of such action if such person acted in good faith, in a manner such person believed to be in the best interests of the Company, and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances. No indemnification shall be made under section 1: (a) in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable to the Company, unless and only to the extent that the court in which such action was brought shall determine upon application that, in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for the expenses which such court shall determine; (b) of amounts paid in settling or otherwise disposing of a threatened or pending action with or without court approval; or (c) of expense incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval.

Article  VII,  section  3,  provides  that,  with  certain   exceptions,   any
indemnification under Article VII shall be made by the Company only if authorized in the specific case, upon a determination that indemnification of the person is proper in the circumstances because the person has met the applicable standard of conduct set forth in section 1 of Article VII by (a) a majority vote of a quorum consisting of directors who are not parties to such proceeding; (b) approval of the shareholders, with the shares owned by the person to be indemnified not being entitled to vote thereon; or (c) the court in which such proceeding is or was pending upon application made by the Company or the indemnified person or the attorney or other persons rendering services in connection with the defense, whether or not such application by the attorney or indemnified person is opposed by the Company.

Article VII, section 7, provides that for purposes of Article VII, those persns subject to indemnification include any person who is or was a director, officer, or employee of the Company, or is or was serving at the request of the Company as a director, officer, or employee of another foreign or domestic corporation which was a predecessor corporation of the Company or of another enterprise at the request of such predecessor corporation.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer r controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.          PRINCIPAL UNDERWRITERS

     (a) Registrant's principal underwriter, American General Securities Incorporated, also acts as principal underwriter for American General Life Insurance Company of New York Separate Account E and American General Life Insurance Company Separate Account A.

     (b) The directors and principal officers of the principal underwriter are:

        NAME AND PRINCIPAL                              POSITION AND OFFICES WITH UNDERWRITER,
        BUSINESS ADDRESS                                AMERICAN GENERAL SECURITIES INCORPORATED
        ------------------                              -----------------------------------------
        F. Paul Kovach, Jr.                             Director & President
        American General Securities
        Incorporated
        2727 Allen Parkway
        Houston, TX 77019

        Robert F. Herbert                               Director & Associate Tax Officer
        American General Life
        2727-A Allen Parkway
        Houston, Texas 77019

        John V. LaGrasse                                Director & Vice President
        American General Life
        2727-A Allen Parkway
        Houston, TX 77019

        Thomas B. Phillips                              Director & Secretary
        American General Life
        2727-A Allen Parkway
        Houston, TX  77019

        Rodney O. Martin, Jr.                           Director
        American General Life
        2727-A Allen Parkway
        Houston, TX 77019

        Fred G. Fram                                    Vice President
        American General Securities
         Incorporated
        2727 Allen Parkway
        Houston, TX  77019


                                     C-15


        Steven A. Glover                                Assistant Secretary
        American General Life
        2727-A Allen Parkway
        Houston, TX  77019

        Carole D. Hlozek                                Administrative Officer
        American General Securities
        Incorporated
        2727 Allen Parkway
        Houston, TX  77019

        J. Andrew Kalbaugh                              Administrative Officer
        American General Securities
        Incorporated
        2727 Allen Parkway
        Houston, TX  77019

        Kenneth D. Nunley                               Associate Tax Officer
        2727-A Allen Parkway
        Houston, TX 77019

        (c)    Not Applicable.

ITEM 30.  LOCATION OF RECORDS

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, TX 77019.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

The Registrant undertakes: A) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted; B) to include either (1) as part of any application to purchase a Contract offered by a prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a toll-free number or a post card or similar written communication affixed to or included in the applicable prospectus that the applicant can remove to send for a Statement of Additional Information; C) to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

REPRESENTATION REGARDING THE REASONABLENESS OF AGGREGATE FEES AND CHARGES DEDUCTED UNDER THE CONTRACTS PURSUANT TO SECTION 26(e)(2)(A) OF THE INVESTMENT COMPANY ACT OF 1940

AGL represents that the fees and charges deducted under the Contracts that are identified as Contract Form Nos. 91010, 93020, and 93021 (and any state variations thereof, including Form No. 91011), 95020 Rev 896 and 95021 Rev 896 and comprehended by this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by AGL under the Contracts. AGL bases its representation on its assessment of all of the facts and circumstances, including such relevant factors, as: the nature and extent of such services, expenses and risks; the need for AGL to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice.

                                  SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, American General Life Insurance Company Separate Account D, certifies that it meets the requirements of Securities Act Rule 485(b), for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 23rd day of April, 1997.

AMERICAN GENERAL LIFE INSURANCE              AMERICAN GENERAL LIFE INSURANCE
  COMPANY SEPARATE ACCOUNT D                           COMPANY
        (Registrant)                                 (Depositor)

By: /s/ROBERT F. HERBERT, JR.                By:/s/ROBERT F. HERBERT, JR
    -------------------------------             -------------------------------
     ROBERT F. HERBERT, JR.                     ROBERT F. HERBERT, JR.
     Senior Vice President of                   Senior Vice President
     American General Life
     Insurance Company

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


         Signature                          Title                          Date
        -----------                        -------                        ------
 RODNEY O. MARTIN, JR.*            Principal Executive Officer         April 23, 1997
 --------------------------
 (Rodney O. Martin, Jr.)

 ROBERT F. HERBERT, JR.*             Principal Financial and           April 23, 1997
 --------------------------           Accounting Officer
 (Robert F. Herbert, Jr.)


 Directors
 -----------


 ROBERT M. DEVLIN*                                        JOHN V. LaGRASSE*
 --------------------------                               -------------------------
 (Robert M. Devlin)                                       (John V. LaGrasse)

 MICHAEL G. ATNIP*                                        RODNEY O. MARTIN, JR.*
 --------------------------                               -------------------------
(Michael G. Atnip)                                        (Rodney O. Martin, Jr.)

 DAVID A. FRAVEL*                                         JON P. NEWTON*
 --------------------------                               -------------------------
 (David A. Fravel)                                        (Jon P. Newton)

 ROBERT F. HERBERT, JR.*                                  PETER V. TUTERS*
 --------------------------                               -------------------------
 (Robert F. Herbert, Jr.)                                 (Peter V. Tuters)

 /s/ Steven A. Glover
 --------------------------------------
 *By Steven A. Glover, Attorney-in-Fact                   April 23, 1997

                                 EXHIBIT INDEX

 3(a)(ii) Form of Master Marketing and Distribution Agreement by and among American General Life Insurance Cmpany, American General
              Securities Incorporated, and Van Kampen American Capital Distributors, Inc.

  (c)(i)(B) Amended and Restated Participation Agreement by and among Van Kampen American Capital Life Investment Trust, Van Kampen American Capital Distributors, Inc., Van Kampen American Capital Asset Management, Inc., American General Life Insurance Company, and American General Securities Incorporated

  (c)(v) Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd, LLP, Van Kampen American Capital Distributors, Inc. and American General Life Insurance Company, American General Securities Incorporated, dated as of January 24, 1997

 5(a)(iii)    Specimen  form of  Application  (amended) for Contract Form Nos.
              95020 Rev 896 and 95021 Rev 896.

 5(c)(v)      Specimen  form  of  Generations   Service   Request   (amended),
              including telephone transfer authorization.

     (vii) Specimen form of Annuity Order Ticket (amended) under Contract Form Nos. 95020 Rev 896 and 95021 Rev 896.

 9(b) Opinion and consent of Counsel with respect to Contract Form Nos. 95020 Rev 896 and 95021 Rev 896.

10            Consent of Independent Auditors.

13(b)(i)(B)   Computation  of  hypothetical  historical  standardized  average annual total returns for the Real Estate Securities Division, available under Contract Form Nos. 95020 Rev 896 and 95021 Rev
              896 for the one and five year periods ended December 31,1996, and since inception.

     (ii)(B) Computation of hypothetical historical non-standardized total returns for the Real Estate Securities Division, available under Contract Form Nos. 95020 Rev 896 and 95021 Rev 896 for the one and five year periods ended December 31,1996, and since inception.

     (iii)(B) Computation of hypothetical historical non-standardized cumulative total returns for the Real Estate Securities Division, available under Contract Form Nos. 95020 Rev 896 and 95021 Rev 896 for the one and five year periods ended December 31,1996, and since inception.

15(i) Power of Attorney with respect to Registration Statements and Amendments thereto signed by the following persns in their capacities as directors and, where applicable, officers of American General Life Insurance Company: Messrs. Fravel and LaGrasse

27            Financial Data Schedule.